ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Automated Cash Management Trust, a portfolio of Money Market Obligations Trust. This report covers the 12-month period from August 1, 1999 to July 31, 2000. It begins with an investment review on the short-term market by the fund's portfolio manager, followed by the fund's portfolio of investments and its financial statements.

In Automated Cash Management Trust, your ready cash is at work pursing daily income, along with a high level of liquidity and a stable net asset value of $1.00 per share.1 At the end of the reporting period, the fund's $3.8 billion in net assets was invested in commercial paper (39.4%), variable rate instruments (22.4%), short-term notes (10.5%), certificates of deposit (9.9%), loan participation securities (8.1%), time deposits (6.8%) and repurchase agreements (2.6%).

Over the 12-month reporting period, dividends paid to shareholders of Institutional Service Shares and Cash II Shares totaled $0.054 per share and $0.052 per share, respectively.

Thank you for participating in the daily earning power of this high quality money market mutual fund. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
September 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Automated Cash Management Trust (the "Fund") invests in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government, which mature in 397 days or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or if unrated, be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past year we have seen strong economic growth in the U.S. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 175 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

Thirty-day commercial paper started the reporting period at 5.11% on August 1, 1999, and then increased in anticipation of the federal funds target rate increases. Thirty-day commercial paper rates on July 31, 2000, were 6.55%.

The target average maturity range for the Fund remained at 40-50 days throughout the reporting period. In structuring the Fund, there was continued emphasis placed on positioning 30-35% of the Fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the twelve months ended July 31, 2000, the net assets of the Fund increased from $2,321.9 to $3,781.8 million. The 7-day net yield for the Fund's Institutional Service Shares increased from 4.62% to 6.09%, while the 7-day net yield for the Cash II Shares increased from 4.45% to 5.92% during the reporting period.1 The effective average maturity of the Fund on July 31, 2000, was 49 days.

1 Past performance is no guarantee of future results. Yield will vary.

Portfolio of Investments

JULY 31, 2000

Principal Amount		Value
	COMMERCIAL PAPER--39.4%[1]
	Banking--19.5%
$172,480,000	Barton Capital Corp., 6.510% - 6.530%, 8/2/2000 - 8/28/2000	$171,998,894
36,000,000	CBA (Delaware) Finance Inc., (Commonwealth Bank of Australia, Sydney GTD), 6.087%, 8/28/2000	35,835,651
20,000,000	Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 6.030% - 6.630%, 8/3/2000 - 12/26/2000	19,725,925
100,000,000	Deutsche Bank Financial, Inc., (Deutsche Bank AG GTD), 6.500%, 8/24/2000	99,584,722
14,084,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 6.580%, 8/1/2000	14,084,000
20,000,000	Internationale Nederland U.S. Funding Corp., (ING Bank NV GTD), 6.370%, 12/28/2000	19,472,706
93,000,000	Market Street Funding Corp., (PNC Bank, N.A. LOC), 6.520% - 6.530%, 8/15/2000 - 8/21/2000	92,732,431
184,705,000	Park Avenue Receivables Corp., 6.520%, 8/8/2000 -- 8/22/2000	184,262,219
50,000,000	Three Rivers Funding Corp., 6.510%, 8/11/2000	49,909,583
51,000,000	Westpac Capital Corp., (Westpac Banking Corp. Ltd., Sydney GTD), 6.200%, 11/29/2000 -- 12/4/2000	49,931,361

	TOTAL	737,537,492

	Brokerage--2.0%
75,000,000	Salomon Smith Barney, Inc., 6.500%, 8/17/2000	74,783,333

	Finance - Commercial--8.6%
53,000,000	General Electric Capital Corp., 6.060% - 6.220%, 8/18/2000 -- 10/18/2000	52,577,716
75,625,000	PREFCO-Preferred Receivables Funding Co., 6.520%, 8/31/2000	75,214,104
15,000,000	Receivables Capital Corp., 6.530%, 8/7/2000	14,983,675
184,000,000	Sheffield Receivables Corp., 6.520% - 6.530%, 8/10/2000 -- 8/21/2000	183,539,802

	TOTAL	326,315,297

	Finance - Retail--5.1%
104,691,000	Amsterdam Funding Corp., 6.540% - 6.550%, 8/1/2000 -- 8/10/2000	104,579,146
39,000,000	Bishop's Gate Residential Mortgage Trust, 6.540% - 6.550%, 8/7/2000 - 8/9/2000	38,952,372
50,000,000	Edison Asset Securitization LLC, 6.520%, 8/8/2000	49,936,611

	TOTAL	193,468,129

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--4.2%
$137,000,000	Galaxy Funding, Inc., 6.530% - 6.550%, 8/11/2000 - 8/24/2000	$136,609,141
21,000,000	Marsh USA Inc., 6.240%, 10/10/2000	20,745,200

	TOTAL	157,354,341

	TOTAL COMMERCIAL PAPER	1,489,458,592

	SHORT-TERM NOTES--10.5%
	Banking--5.7%
45,300,000	Bank One, Illinois, N.A., 6.025% - 6.260%, 10/10/2000 -- 11/13/2000	45,294,673
104,800,000	Bank One, N.A., 6.840% - 6.860%, 1/10/2001 - 1/25/2001	104,800,233
61,600,000	Bank of America, N.A., 6.870%, 12/22/2000 - 1/17/2001	61,600,000
5,000,000	Westpac Banking Corp. Ltd., Sydney, 6.220%, 11/30/2000	4,998,719

	TOTAL	216,693,625

	Finance - Automotive--0.7%
10,234,481	Chevy Chase Auto Receivables Trust 2000-1, Class A1, 6.870%, 7/12/2001	10,234,481
16,456,277	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	16,456,277

	TOTAL	26,690,758

	Finance - Equipment--1.1%
6,705,779	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	6,706,001
331,077	Copelco Capital Funding LLC, Series 1999-B, Class A1, 5.937%, 10/18/2000	331,077
11,007,781	Copelco Capital Receivables LLC, Series 2000-A, Class A1, 6.507%, 5/14/2001	11,007,781
21,656,169	First Sierra Equipment Contract Trust 2000-2, Class A1, 6.937%, 6/18/2001	21,656,169

	TOTAL	39,701,028

	Finance -- Commercial--2.9%
29,200,000	Beta Finance, Inc., 6.000% - 7.200%, 8/14/2000 -- 7/24/2001	29,200,000
81,200,000	Sigma Finance, Inc., 6.000% - 6.950%, 8/11/2000 -- 5/3/2001	81,200,000

	TOTAL	110,400,000

	Insurance--0.1%
2,418,128	Americredit Automobile Receivables Trust 2000-A, Class A1, (FSA INS), 6.040%, 2/5/2001	2,418,128

	TOTAL SHORT-TERM NOTES	395,903,539

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--9.9%
	Banking--9.9%
$5,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$4,998,805
7,100,000	Australia & New Zealand Banking Group, Melbourne, 6.310%, 9/13/2000	7,099,817
42,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001 -- 4/30/2001	41,992,235
10,000,000	Bayerische Landesbank Girozentrale, 5.930%, 10/2/2000	9,990,270
25,800,000	Commerzbank AG, Frankfurt, 6.510% - 7.150%, 12/13/2000 -- 6/29/2001	25,796,821
45,000,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	44,991,624
84,000,000	Deutsche Bank AG, 6.580% - 6.700%, 8/31/2000 -- 2/5/2001	83,998,589
24,000,000	Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	23,996,948
21,000,000	Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	21,000,468
61,700,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.120%, 3/22/2001 -- 5/4/2001	61,684,183
33,000,000	UBS AG, 6.020% - 6.190%, 11/13/2000 - 12/11/2000	32,993,243
17,000,000	Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	16,997,733

	TOTAL CERTIFICATES OF DEPOSIT	375,540,736

	LOAN PARTICIPATION--8.1%
	Electrical Equipment--0.3%
13,000,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 6.810%, 5/17/2001	13,000,000

	Finance - Automotive--4.2%
160,000,000	General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp. GTD), 6.645% - 6.610%, 8/1/2000 - 8/17/2000	160,000,000

	Food & Beverage--0.8%
30,000,000	Sara Lee Corp., 6.550%, 8/10/2000	30,000,000

	Oil & Oil Finance--2.8%
105,000,000	Amoco Energy Company of Trinidad and Tobago, (BP Amoco Corp. GTD), 6.560% - 6.590%, 8/24/2000 - 8/30/2000	105,000,000

	TOTAL LOAN PARTICIPATION	308,000,000

	VARIABLE RATE INSTRUMENTS--22.4%[2]
	Banking--10.1%
10,000,000	Bethesda Healthcare, Inc., Series 1999, (Firstar Bank, N.A. Cincinnati LOC), 6.700%, 8/3/2000	10,000,000
4,880,000	Bethesda Properties, Inc., Series 2000, (Firstar Bank, N.A. Cincinnati LOC), 6.700%, 8/3/2000	4,880,000
6,000,000	Beverly California Corp., (PNC Bank, N.A. LOC), 6.520%, 8/7/2000	6,000,000
4,490,000	Chartiers Valley, PA Industrial & Commercial Development Authority, Woodhaven Convalescent Center, Series 1997-B, (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	4,490,000
31,000,000	Comerica Bank, 6.630%, 8/9/2000	30,995,001
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$4,000,000	David Lipscomb University, Series 1999, (SunTrust Bank, Nashville LOC), 6.650%, 8/2/2000	$4,000,000
9,345,000	E & J Investments, LLC, Bradner Village Health Care, Series 1999, (Lasalle Bank, Chicago LOC), 6.770%, 8/3/2000	9,345,000
10,805,000	Georgetown, KY Educational Institution, Series 1997A, (Bank One, Kentucky LOC), 6.700%, 8/3/2000	10,805,000
9,775,000	Hannah Boulevard LP, (Comerica Bank LOC), 6.760%, 8/3/2000	9,775,000
8,300,000	Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 6.700%, 8/3/2000	8,300,000
5,480,000	K & K Management Co., Series 2000, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	5,480,000
7,200,000	K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., Series 1998, (Firstar Bank, N.A. Cincinatti LOC), 6.700%, 8/3/2000	7,200,000
7,886,290	Katie Realty, LLC, Series 2000, (Allfirst LOC), 6.670%, 8/4/2000	7,886,290
7,000,000	Kent Capital LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	7,000,000
4,000,000	L. B. Industries, Series 2000, (Firstar Bank, N.A. Cincinnati LOC), 6.700%, 8/3/2000	4,000,000
60,000,000	Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.646%, 8/15/2000	60,000,000
14,854,371	Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.650%, 8/19/2000	14,854,371
5,000,000	Los Angeles, CA, MERLOTS, Series 2000-A, (H&H Theatre), (First Union National Bank, Charlotte, NC GTD), 6.720%, 8/2/2000	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, Series 2000 A, (Michigan National Bank, Farmington Hills LOC), 6.750%, 8/3/2000	4,000,000
1,900,000	Manatee County, FL, CFI Manufacturing, Inc. Project, Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,900,000
6,500,000	Maryland Economic Development Corp., Atlantic Pharmaceutical Services, Series 2000A, (Allfirst LOC), 6.670%, 8/4/2000	6,500,000
18,000,000	Mississippi Business Finance Corp., Howard Industries, Inc., Series 1999, (Bank One, Louisiana LOC), 6.710%, 8/3/2000	18,000,000
2,990,000	New Berlin, WI, Sunraider LLC, Series 1997B, (Bank One, Wisconsin, N.A. LOC), 6.750%, 8/3/2000	2,990,000
6,393,051	Rabobank Optional Redemption Trust, Series 1997-101, 6.734%, 10/17/2000	6,393,051
5,900,000	Rollins College, Series 1998, (SunTrust Bank LOC), 6.650%, 8/2/2000	5,900,000
15,000,000	SMM Trust, Series 2000-B, Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.650%, 8/14/2000	15,000,000
45,000,000	SMM Trust, Series 2000-E, Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.649%, 8/14/2000	45,000,000
6,300,000	South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, Series 1999, (SunTrust Bank, Nashville LOC), 6.650%, 8/2/2000	6,300,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$2,555,000	Vista Funding Corp., Series 1996-A, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	$2,555,000
5,250,000	Wendy's of Las Vegas and San Antonio, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	5,250,000
50,000,000	Westdeutsche Landesbank Girozentrale, 6.546%, 8/17/2000	49,981,437
1,000,000	York County, PA IDA, U L Holdings LLC, Series 2000B, (Allfirst LOC), 6.670%, 8/4/2000	1,000,000

	TOTAL	380,780,150

	Brokerage--3.3%
60,000,000	Merrill Lynch & Co., Inc., 6.590%, 8/14/2000	59,992,551
63,000,000	Morgan Stanley, Dean Witter & Co., 6.610%, 8/1/2000	63,000,000

	TOTAL	122,992,551

	Electrical Equipment--0.5%
20,181,046	Northwest Airlines, Inc., (General Electric Co. GTD), 6.620%, 8/7/2000	20,181,046

	Finance - Automotive--0.7%
10,000,000	General Motors Acceptance Corp., 6.818%, 8/29/2000	9,999,670
15,000,000	General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp. GTD), 6.674%, 10/2/2000	14,827,583

	TOTAL	24,827,253

	Finance - Commercial--2.0%
76,900,000	Sigma Finance, Inc., 6.626% - 6.950%, 8/15/2000 -- 10/27/2000	76,897,699

	Finance - Equipment--1.3%
35,000,000	CIT Equipment Collateral 2000-1, Class A2A, 6.620%, 8/20/2000	35,000,000
14,500,000	Copelco Capital Receivables LLC, Series 2000-A, Class A2A, 6.628%, 8/18/2000	14,500,000

	TOTAL	49,500,000

	Government Agency--0.0%
1,080,000	Alabama Housing Finance Authority, Turtle Lake Project Series 2000-B, (FNMA LOC), 6.710%, 8/3/2000	1,080,000

	Insurance--4.5%
20,000,000	Anchor National Life Insurance Co., 6.869%, 9/30/2000	20,000,000
12,000,000	GE Life and Annuity Assurance Co., 6.940%, 9/1/2000	12,000,000
30,000,000	Jackson National Life Insurance Co., 6.910%, 10/2/2000	30,000,000
53,000,000	Monumental Life Insurance Co., 6.820% - 6.966%, 8/1/2000 -- 8/31/2000	53,000,000
10,000,000	Security Life of Denver Insurance Co., 6.773%, 10/31/2000	10,000,000
44,000,000	Travelers Insurance Co., 6.869%, 8/1/2000	44,000,000

	TOTAL	169,000,000

	TOTAL VARIABLE RATE INSTRUMENTS	845,258,699

Principal Amount		Value
	TIME DEPOSITS--6.8%[1]
	Banking--6.8%
$35,000,000	Mellon Bank N.A., Pittsburgh, 6.687%, 8/1/2000	$35,000,000
100,000,000	Societe Generale, Paris, 6.625%, 8/1/2000	100,000,000
75,000,000	Toronto Dominion Bank, 6.687%, 8/1/2000	75,000,000
45,000,000	Westdeutsche Landesbank Girozentrale, 6.687%, 8/1/2000	45,000,000

	TOTAL TIME DEPOSITS	255,000,000

	REPURCHASE AGREEMENTS--2.6%[3]
25,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	25,000,000
25,000,000	Deutsche Bank Financial, Inc., 6.630%, dated 7/31/2000, due 8/1/2000	25,000,000
24,510,000	Salomon Smith Barney, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	24,510,000
25,000,000	Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	25,000,000

	TOTAL REPURCHASE AGREEMENTS	99,510,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$3,768,671,566

1 Each issue shows the rate of discount at the time of purchase.

2 Variable rate securities with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,781,805,527) at July 31, 2000.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$3,768,671,566
Income receivable		19,799,960
Receivable for shares sold		3,900,904

TOTAL ASSETS		3,792,372,430

Liabilities:
Payable for shares redeemed	$3,248,629
Income distribution payable	6,195,266
Accrued expenses	1,123,008

TOTAL LIABILITIES		10,566,903

Net assets for 3,781,805,527 shares outstanding		$3,781,805,527

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,330,893,856 ÷ 2,330,893,856 shares outstanding		$1.00

Cash II Shares:
$1,450,911,671 ÷ 1,450,911,671 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest			$183,115,654

Expenses:
Investment adviser fee		$15,194,780
Administrative personnel and services fee		2,289,204
Custodian fees		191,612
Transfer and dividend disbursing agent fees and expenses		1,167,333
Directors'/Trustees' fees		22,834
Auditing fees		12,862
Legal fees		23,565
Portfolio accounting fees		164,931
Distribution services fee--Cash II Shares		2,636,912
Shareholder services fee--Institutional Service Shares		4,960,478
Shareholder services fee--Cash II Shares		2,636,912
Share registration costs		91,912
Printing and postage		217,452
Insurance premiums		181,591
Miscellaneous		31,177

TOTAL EXPENSES		29,823,555

Waivers:
Waiver of investment adviser fee	$(8,910,364)
Waiver of distribution services fee--Cash II Shares	(917,645)
Waiver of shareholder services fee--Institutional Service Shares	(138,894)

TOTAL WAIVERS		(9,966,903)

Net expenses			19,856,652

Net investment income			$163,259,002

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$163,259,002	$112,094,085

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(107,152,653)	(79,840,623)
Cash II Shares	(56,106,349)	(32,253,462)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(163,259,002)	(112,094,085)

Share Transactions:
Proceeds from sale of shares	19,064,721,625	12,077,510,796
Net asset value of shares issued to shareholders in payment of distributions declared	124,309,614	82,501,229
Cost of shares redeemed	(17,729,160,867)	(12,275,892,919)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,459,870,372	(115,880,894)

Change in net assets	1,459,870,372	(115,880,894)

Net Assets:
Beginning of period	2,321,935,155	2,437,816,049

End of period	$3,781,805,527	$2,321,935,155

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended July 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	5.50%	4.76%	5.25%	5.09%	5.20%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.58%	0.57%

Net investment income	5.40%	4.66%	5.13%	4.97%	5.08%

Expense waiver/reimbursement[3]	0.30%	0.32%	0.30%	0.33%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,330,894	$1,623,816	$1,734,061	$1,378,982	$1,274,419

1 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Year Ended July 31,			Period Ended July 31,
	2000 [1]	1999	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	5.32%	4.58%	5.07%	4.14%

Ratios to Average Net Assets:

Expenses	0.76%	0.76%	0.76%	0.75%[4]

Net investment income	5.32%	4.49%	4.94%	4.84%[4]

Expense waiver/reimbursement[5]	0.38%	0.40%	0.38%	0.41%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,450,912	$698,119	$703,755	$725,267

1 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from September 27, 1996 (date of initial public investment) to July 31, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2000, capital paid-in aggregated $3,781,805,527.

Transactions in shares were as follows:

Year Ended July 31	2000	1999
Institutional Service Shares:
Shares sold	11,954,893,180	8,194,463,894
Shares issued to shareholders in payment of distributions declared	74,386,984	52,248,986
Shares redeemed	(11,322,202,110)	(8,356,958,182)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	707,078,054	(110,245,302)

Year Ended July 31	2000	1999
Cash II Shares:
Shares sold	7,109,828,445	3,883,046,902
Shares issued to shareholders in payment of distributions declared	49,922,630	30,252,243
Shares redeemed	(6,406,958,757)	(3,918,934,737)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	752,792,318	(5,635,592)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,459,870,372	(115,880,894)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Cash Management Trust (the "Fund"), a portfolio of Money Market Obligations Trust, as of July 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended July 31, 1999, and the financial highlights for each of the four years then ended, were audited by other auditors whose report, dated September 24, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Automated Cash Management Trust as of July 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Automated Cash Management Trust

Money Market Obligations Trust

ANNUAL REPORT
TO SHAREHOLDERS

JULY 31, 2000

Federated
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

25698 (9/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Money Market Obligations Trust--Institutional Capital Shares. This report combines information for three money market mutual funds that are part of the Trust. This report covers the 12-month reporting period from August 1, 1999, through July 31, 2000. It begins with investment reviews by the funds' portfolio managers. Following the investment reviews are the funds' portfolios of investments and financial statements.

As money market funds, each of these funds gives you the opportunity to put your cash to work pursuing daily dividends while giving you the comfort of a high level of liquidity and a stable net asset value of $1.00 per share.1 The following are fund-by-fund performance highlights:

Municipal Obligations Fund pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States.2 During the 12-month reporting period, the fund paid tax-free dividends totaling $0.037 per share to shareholders of Institutional Capital Shares. At the end of the reporting period, the fund's net assets totaled $784.5 million.

Prime Cash Obligations Fund invests in a well-diversified portfolio of high quality money market securities. During the 12-month reporting period, dividends paid to shareholders of Institutional Capital Shares totaled $0.056 per share. At the end of the reporting period, the fund's net assets totaled $3.7 billion.

Prime Value Obligations Fund invests in a well-diversified portfolio of high quality money market securities. During the 12-month reporting period, dividends paid to shareholders of Institutional Capital Shares totaled $0.056 per share. At the end of the reporting period, the fund's net assets totaled $3.0 billion.

Thank you for selecting one or more of these funds as a convenient way to help your ready cash earn daily income. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
September 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Income may be subject to the federal alternative minimum tax and state and local taxes.

Investment Review

MUNICIPAL OBLIGATIONS FUND

Municipal Obligations Fund invests in high-quality, short-term, tax-exempt securities. Typical investments include, but are not limited to variable rate demand notes (VRDNs), commercial paper equivalents, fixed-rate notes and bonds. Over the 12-month reporting period, the net assets of the fund increased from $535.3 million to $784.5 million, while the seven-day net yield of the fund's Institutional Capital Shares increased from 3.10% to 4.18%.1 The average maturity of the fund on July 31, 2000, was 34 days.

During the 12-month reporting period ended July 31, 2000, the Federal Reserve Board (the "Fed") increased interest rates three times, in February and March of 2000 by a quarter of a point each and in May by one half of one point. At the end of the reporting period, the federal funds target rate stood at 6.50%, its highest level since 1990. Over the past 13 months, the Fed has increased interest rates six times, moving the rate from 4.75% to 6.50%. The Fed has raised interest rates in an effort to slow the rapid pace of economic growth and prevent the emergence of late cycle inflationary pressures. At the end of the reporting period, the economy had finally begun to show signs of growth, slowing to sustainable rates led by slower consumer spending. Strong productivity growth has played an important role in raising non-inflationary potential growth rates and in containing costs. Despite strong growth early in the reporting period and in 1999, meaningful inflationary pressures have yet to appear. Risks for the economy over the near-term include imbalances between demand and potential supply at a time when the available pool of workers continues to dwindle. The unemployment rate at the end of the reporting period remained at 4.0%, a 30-year low.

Interest rates in the tax-exempt money markets over the reporting period were influenced by the Fed's actions as well as the market's expectations of future actions. Supply and demand (cash inflows/outflows) imbalances also played a large role in the absolute level of municipal interest rates, as demand was rather strong early in the year and in June and July. Record tax payments by individuals in April resulted in considerable redemptions in the municipal money markets, leaving the market with a "low demand" overhang into mid-May. Over the reporting period, the new supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on VRDNs, which comprise over 80% of the fund's net assets, started the reporting period at a low of 2.97%, but traded in a range between 3.5% and 4.0% until April. In April, rates moved up sharply to over 5.80% before falling in mid-May to 4.25%. From May through July, VRDN yields remained range bound between 3.5% and 4.50% as demand stabilized and supply became more plentiful.

Looking forward, the average maturity of the fund will continue to be managed in accordance with our expectations of a neutral Fed policy. We plan to be selective in our buying of fixed-rate notes and to slightly lengthen the average maturity of the fund to "lock-in" attractive fixed-rate note levels. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

PRIME CASH OBLIGATIONS FUND

Prime Cash Obligations Fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the 12-month reporting period ended July 31, 2000, we have seen strong economic growth in the United States. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 175 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

Thirty-day commercial paper started the reporting period at 5.11% on August 1, 1999, and then increased in anticipation of the federal funds target rate increases. Thirty-day commercial paper rates on July 31, 2000, were 6.55%.

The target average maturity range for the fund remained at 40-50 days throughout the entire time period. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the 12-month reporting period ended July 31, 2000, the net assets of the fund increased from $3.1 billion to $3.7 billion, while the 7-day net yield increased from 4.84% to 6.39% for the fund's Institutional Capital Shares.1 The average maturity of the fund on July 31, 2000, was 51 days.

PRIME VALUE OBLIGATIONS FUND

Prime Value Obligations Fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the 12-month reporting period ended July 31, 2000, we have seen strong economic growth in the U.S. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 175 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

Thirty-day commercial paper started the reporting period at 5.11% on August 1, 1999, and then increased in anticipation of the federal funds target rate increases. Thirty-day commercial paper rates on July 31, 2000, were 6.55%.

The target average maturity range for the fund remained at 40-50 days throughout the entire time period. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the 12-month reporting period ended July 31, 2000, the net assets of the fund increased from $2.1 billion to $3.0 billion, while the 7-day net yield increased from 4.87% to 6.42% for the fund's Institutional Capital Shares.1 The average maturity of the fund on July 31, 2000, was 54 days.

1 Performance quoted represents past performance and is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments
Municipal Obligations Fund

JULY 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		Alabama--1.7%
$3,000,000		Birmingham, AL IDA, Series 1997, Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$3,000,000
5,600,000		Columbia, AL IDB, Series 1999 C, Daily VRDNs (Alabama Power Co.)	5,600,000
5,000,000		Hoover, AL Board of Education, Series 1999 C, 3.80% BANs, 8/1/2000	5,000,000

		TOTAL	13,600,000

		Arizona--0.5%
1,940,000		Phoenix, AZ IDA, PT-1032 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,940,000
1,800,000		Yuma County, AZ Airport Authority, Inc., Series 1997 A, Weekly VRDNs (Bank One, Arizona N.A. LOC)	1,800,000

		TOTAL	3,740,000

		Arkansas--1.8%
1,000,000		Arkadelphia, AR IDRB, Series 1996, Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank AS LOC)	1,000,000
4,000,000		Arkansas Development Finance Authority, Series 1995, Weekly VRDNs (Paco Steel & Engineering Corporation Project)/(Union Bank of California LOC)	4,000,000
1,600,000		Hope, AR Solid Waste Disposal Revenue Bonds, Series 1994, 4.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 9/8/2000	1,600,000
7,400,000		Siloam Springs, AR IDRB, Series 1994, Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,400,000

		TOTAL	14,000,000

		California--0.5%
4,000,000		Los Angeles, CA Unified School District, Series FR/RI-A19, Weekly VRDNs (Bank of New York LIQ)	4,000,000

		Colorado--1.1%
8,500,000		Denver (City & County), CO Single Family Mortgage, Roaring Fork, Series 1999-4, Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,500,000

		District of Columbia--1.3%
3,000,000		District of Columbia Housing Finance Agency, Series 2000 E, 4.60% TOBs (Trinity Funding Co.), Mandatory Tender 7/10/2001	3,000,000
7,500,000		District of Columbia Housing Finance Agency, Roaring Fork, Series 1999-7, Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	7,500,000

		TOTAL	10,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--2.8%
$9,561,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), Series 1999-5, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$9,561,000
8,675,000		Escambia County, FL HFA, PT-121 Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, SA LIQ)	8,675,000
3,500,000		Jacksonville, FL IDA, IDRB, Series 1996, Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	3,500,000

		TOTAL	21,736,000

		Georgia--7.4%
9,500,000		Clayton County, GA Development Authority, Series 1994, Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank N.A., New York LOC)	9,500,000
10,000,000		Clayton County, GA Housing Authority, Series 2000, Villages at Lake Ridge Apartments, Weekly VRDNs (Timber Mills Partners, LP)/(Amsouth Bank N.A., Birmingham LOC)	10,000,000
5,000,000		Crisp County - Cordele, GA IDA, Series 2000, Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	5,000,000
8,795,000		Crisp County, GA Solid Waste Management Authority, Series 1998, Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	8,795,000
6,740,000		Franklin County, GA Industrial Building Authority, Series 1995, Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	6,740,000
2,300,000		Rome-Floyd County, GA Development Authority, Series 2000 A, Weekly VRDNs (Packaging Products Corp.)/(Commerce Bank, Kansas City, N.A. LOC)	2,300,000
13,750,000		Savannah, GA EDA, Series 1995 A, Weekly VRDNs (Home Depot, Inc.)	13,750,000
2,000,000		Savannah, GA EDA, Series 2000, Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000

		TOTAL	58,085,000

		Hawaii--1.4%
11,000,000		Honolulu, HI City & County, Series 1999, Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	11,000,000

		Illinois--6.5%
3,960,000	[2]	Chicago, IL Single Family Mortgage, PT-290, 3.90% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 10/5/2000	3,960,000
3,100,000		Chicago, IL Series 1997, Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	3,100,000
10,500,000		Chicago, IL Chicago Midway Airport Special Facility Revenue Bonds, Series 1998, 4.70% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2000	10,500,000
3,000,000		Chicago, IL Gas Supply Revenue Bonds, 1993 Series B, 4.05% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 12/1/2000	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$1,200,000		Galva, IL Series 1999, Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$1,200,000
6,000,000		Illinois Development Finance Authority, Series 1997, Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	6,000,000
2,000,000		Illinois Development Finance Authority, EDRB, Series 1995, Weekly VRDNs (Evapco, Inc. Project)/(Bank of America, N.A. LOC)	2,000,000
3,000,000		Illinois Development Finance Authority, IDRB, Series 1995, Weekly VRDNs (Dickson Weatherproof Nail Co.)/(Bank of America, N.A. LOC)	3,000,000
11,765,000		Illinois Housing Development Authority, PT-7 Weekly VRDNs (AMBAC INS) (Commerzbank AG, Frankfurt LIQ)	11,765,000
1,620,000		Martinsville, IL IDRB, Series 1995, Weekly VRDNs (PAP-R Products Company Project)/(Bank One, Illinois, N.A. LOC)	1,620,000
2,415,000		Peoria, IL, Series 1995, Weekly VRDNs (Praise and Leadership Elementary School)/(Bank One, Illinois, N.A. LOC)	2,415,000
2,230,000		Rockford, IL EDRB, 4.20% TOBs (Independence Village of Rockford)/(U.S. Bank, NA, Minneapolis LOC), Optional Tender 12/1/2000	2,230,000

		TOTAL	50,790,000

		Indiana--3.5%
1,750,000		Clarksville, IN, Series 1997, Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,750,000
3,435,000		Elkhart County, IN, Series 1997, Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,435,000
1,500,000		Huntington, IN, Series 1999, Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
2,500,000		Indiana State Educational Facilities Authority, Series 2000 A, 4.90% BANs (Wabash College), 5/3/2001	2,506,289
3,400,000		Indianapolis, IN, Series 1999, Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
2,105,000		Kendallville, IN IDRB, Series 1995, Weekly VRDNs (Rivnut Real Estate, Ltd. Project)/(National City Bank, Ohio LOC)	2,105,000
1,385,000		Richmond, IN EDRBs, Series 1996, Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One, Indiana, N.A. LOC)	1,385,000
4,000,000		Rushville, IN, Series 1996, Weekly VRDNs (Fujitsu Ten Corp. of America)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	4,000,000
4,000,000		Westfield, IN IDR, Series 1998, Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	4,000,000
3,200,000		Whitley County, IN, Series 1999, Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,200,000

		TOTAL	27,281,289

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Iowa--0.3%
$2,000,000		Iowa Falls, IA, Series 1998, Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	$2,000,000

		Kansas--1.9%
1,900,000		Olathe, KS IDRB, Series 1995, Weekly VRDNs (Garmin International, Inc. Project)/(Bank of America, N.A. LOC)	1,900,000
12,995,000		Sedgwick & Shawnee Counties, KS, Series 1999 W, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	12,995,000

		TOTAL	14,895,000

		Kentucky--0.7%
1,610,000		Jefferson County, KY Industrial Building Revenue Bonds, Series 1995, Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,610,000
3,960,000		Paris, KY Weekly VRDNs (Monessen Holdings, LLC)/(Bank One, Kentucky LOC)	3,960,000

		TOTAL	5,570,000

		Louisiana--1.7%
3,500,000		Jefferson Parish, LA Home Mortgage Authority, Series 2000 D-2, 4.65% BANs (Caisse des Depots et Consignations (CDC), Paris INV), 6/28/2001	3,500,000
5,000,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, Series 1995 A, Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City, Pennsylvania LOC)	5,000,000
3,400,000		Louisiana HFA, Trust Receipts, Series 1999 FR/RI-52, Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA IDB, Series 1998, Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	13,500,000

		Maine--1.5%
4,600,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet Bank of Maine LOC)	4,600,000
3,000,000		Biddeford, ME, Series 2000, Weekly VRDNs (Volk Packaging)/(Fleet Bank of Maine LOC)	3,000,000
1,800,000		Trenton, ME, Series 1998, Weekly VRDNs (Hinckley Co.)/(KeyBank, N.A. LOC)	1,800,000
2,465,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet Bank of Maine LOC)	2,465,000

		TOTAL	11,865,000

		Maryland--2.6%
2,448,000		Frederick County, MD, Series 1998A, Weekly VRDNs (Thogar, LLC)/(Allfirst LOC)	2,448,000
6,500,000		Harford County, MD, Series 1989, Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst LOC)	6,500,000
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (1989 Issue) Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst LOC)	1,386,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$4,375,000		Maryland Industrial Development Financing Authority, Special Facility Airport Revenue Bonds, Series 1999, 4.70% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2000	$4,375,000
2,520,000		Maryland State Community Development Administration, Series 1990 A, Weekly VRDNs (College Estates)/(Allfirst LOC)	2,520,000
2,950,000		Maryland State Community Development Administration, Series 1990 B, Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	2,950,000

		TOTAL	20,179,000

		Massachusetts--0.9%
4,850,000		Fall River, MA, 5.25% BANs, 6/1/2001	4,863,484
2,500,000		Massachusetts IFA, IDRB, Series 1995, Weekly VRDNs (Dunsirn Industries, Inc. Project)/(Firstar Bank, N.A. LOC)	2,500,000

		TOTAL	7,363,484

		Minnesota--2.5%
1,350,000		Blaine, MN, Series 1997, Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,350,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower, Series 1999, 5.51% TOBs (Bank of America, N.A.), Optional Tender 5/1/2001	3,600,000
4,000,000		Coon Rapids, MN, Series 1999, Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
2,500,000		Minneapolis, MN IDA, Series 1999, Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
2,560,000		Savage, MN, Series 1998, Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,560,000
1,740,000		Springfield, MN, Series 1998, Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,740,000
2,250,000		White Bear Lake, MN, Series 1999, Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000
2,000,000		White Bear Lake, MN, Century Townhomes, Series 1997, 5.795% TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender 6/1/2001	2,000,000

		TOTAL	20,000,000

		Mississippi--4.2%
6,400,000		Mississippi Business Finance Corp., Series 1995, Weekly VRDNs (Mississippi Baking Company LLC Project)/(Allfirst LOC)	6,400,000
5,400,000		Mississippi Business Finance Corp., Series 1995, Weekly VRDNs (Schuller International, Inc.)/(Bank of New York LOC)	5,400,000
7,500,000		Mississippi Home Corp., Multifamily Housing Adjustable/Fixed Rate Revenue Bonds, Series 1997, Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--continued
$9,790,000		Mississippi Regional Housing Authorithy No. II, Series 1998, 4.00% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2000	$9,790,000
4,000,000		Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A. LOC)	4,000,000

		TOTAL	33,090,000

		Missouri--1.2%
1,750,000		Kansas City, MO IDA, Series 1999, Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,750,000
1,545,000		Springfield, MO IDA, Series 1999, Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,545,000
1,000,000		St. Louis, MO IDA, Series 1997, Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000
5,000,000		St. Louis, MO IDA, Homer G. Phillips Dignity House, Series 1999, 5.70% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	5,000,000

		TOTAL	9,295,000

		Montana--1.1%
8,500,000		Forsyth, Rosebud County, MT PCR, Daily VRDNs (Pacificorp)/(Deutsche Bank AG LOC)	8,500,000

		Multi State--9.3%
20,000,000		Charter Mac Floater Certificates Trust I, (Fifth Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	20,000,000
2,000,000		Charter Mac Floater Certificates Trust I, (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	2,000,000
6,000,000		Charter Mac Floater Certificates Trust I, (Sixth Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	6,000,000
22,100,000		Charter Mac Floater Certificates Trust I, (Third Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	22,100,000
22,886,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) Series 1999-3 Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	22,886,000

		TOTAL	72,986,000

		Nebraska--2.4%
3,000,000		Douglas County, NE, Series 2000, Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
4,650,000		Douglas County, NE IDRB, Series 1997, Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nebraska--continued
$3,970,000		Nebraska Investment Finance Authority, Series 2000-O, Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$3,970,000
6,995,000		Nebraska Investment Finance Authority, MERLOTS, Series 1999 A, Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,995,000

		TOTAL	18,615,000

		Nevada--0.2%
500,000		Nevada State Department of Community & Industrial Development Weekly VRDNs (Kinplex Company)/(Credit Commercial De France, Paris LOC)	500,000
855,000		Sparks, NV Industrial Development Revenue Bonds, Series 1996, Weekly VRDNs (The Antioch Publishing Co. Project)/(National City Bank, Ohio LOC)	855,000

		TOTAL	1,355,000

		New Hampshire--0.4%
3,475,000		New Hampshire Business Finance Authority, IDRB, Series A, Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	3,475,000

		New Jersey--2.5%
2,500,000		Egg Harbor Township, NJ Board of Education, 5.50% BANs, 6/1/2001	2,512,889
3,560,150		Haddonfield, NJ, 5.370% BANs, 5/31/2001	3,572,123
3,000,000		Livingston Township, NJ Board of Education, 5.00% BANs, 3/7/2001	3,005,198
4,795,000	[2]	New Jersey Housing & Mortgage Financing Authority, (PT-285), 3.80% TOBs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 8/10/2000	4,795,000
6,000,000		Trenton, NJ, 5.375% BANs, 5/18/2001	6,021,547

		TOTAL	19,906,757

		New Mexico--2.7%
4,460,000		Albuquerque, NM, Series 1996, Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,460,000
5,000,000		Los Lunas Village, NM, Series 1998, Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	5,000,000
11,600,000		New Mexico Mortgage Finance Authority, Roaring Forks Class A Certificates, Series 2000-1, Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	11,600,000

		TOTAL	21,060,000

		New York--3.9%
11,300,000		New York City, NY (PA-156) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	11,300,000
5,000,000		New York State Local Government Assistance Corp., Bonds, Series 1993A, Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,000,000		New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$10,000,000
4,000,000		VRDC/IVRC Trust, Series 1993 B, Weekly VRDNs (Metropolitan Transportation Authority, NY)/(AMBAC INS)/(Citibank N.A., NY LIQ)	4,000,000

		TOTAL	30,300,000

		North Carolina--2.0%
10,995,000	[2]	North Carolina State, (PT-413), 4.55% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	10,995,000
4,600,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority Daily VRDNs (Carolina Power & Light Co.)/(SunTrust Bank LOC)	4,600,000

		TOTAL	15,595,000

		Ohio--2.2%
2,735,000		Cuyahoga County, OH IDA, Series 1997, Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,735,000
1,500,000		Mahoning County, OH IDA, Series 1999, Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	1,500,000
2,250,000		Medina County, OH, Series 1998, Weekly VRDNs (Mack Industries)/(Huntington National Bank, Columbus, OH LOC)	2,250,000
2,800,000		Mentor, OH Adjustable Rate IDRBs, Series 1997, Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(KeyBank, N.A. LOC)	2,800,000
970,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One, N.A. (Ohio) LOC)	970,000
3,500,000		Wood County, OH, Series 1999, Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000
3,490,000		Youngstown, OH, Adjustable Rate Demand IDRBs, Series 1996A, Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	3,490,000

		TOTAL	17,245,000

		Oklahoma--1.2%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(BNP Paribas LOC)	6,000,000
3,000,000		Cleveland County, OK Home Loan Authority, Tecumseh Pointe Apartments, 5.70% TOBs (HSBC Bank USA), Mandatory Tender 3/1/2001	3,000,000

		TOTAL	9,000,000

		Oregon--0.0%
330,000		Oregon State, EDRBs, Series1988B, Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	330,000

		Pennsylvania--0.6%
5,000,000		Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds, Series 1992A, 4.70% TOBs (International Paper Co.), Optional Tender 1/15/2001	5,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--3.6%
$1,700,000		Berkeley County, SC IDB, Series 1989, Weekly VRDNs (W.W. Williams Co. Project)/(Bank One, N.A. (Ohio) LOC)	$1,700,000
14,100,000		Berkeley County, SC IDB, Series 1998, Weekly VRDNs (Nucor Corp.)	14,100,000
3,690,000		South Carolina Job Development Authority Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,690,000
200,000		South Carolina Job Development Authority, Series 1988B, Weekly VRDNs (Seacord Corp.)/(Credit Commercial De France, Paris LOC)	200,000
450,000		South Carolina Job Development Authority, Series 1990, Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	450,000
850,000		South Carolina Job Development Authority, Series 1990, Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	850,000
500,000		South Carolina Job Development Authority, Series 1990, Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	500,000
3,700,000		South Carolina Job Development Authority, Series 1996, Weekly VRDNs (PVC Container Corp. Project)/(Fleet Bank N.A. LOC)	3,700,000
660,000		South Carolina Job Development Authority, Series B, Weekly VRDNs (Osmose Wood Preserving)/(Credit Commercial De France, Paris LOC)	660,000
2,620,000		York County, SC IDA, IDRBs, Series1989, Weekly VRDNs (Sediver Inc.)/(BNP Paribas LOC)	2,620,000

		TOTAL	28,470,000

		South Dakota--2.2%
11,055,000		South Dakota Housing Development Authority, (CDC-2000 D) Weekly VRDNs (Caisse des Depots et Consignations (CDC), Paris LIQ)	11,055,000
4,230,000		South Dakota Housing Development Authority, Series 1999I, 3.85% BANs, 9/28/2000	4,230,000
2,000,000		South Dakota Housing Development Authority, Series G, 4.60% BANs, 6/28/2001	2,000,000

		TOTAL	17,285,000

		Tennessee--2.7%
4,000,000		Carter County, TN IDB, Series 1983, Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	4,000,000
1,500,000		Cheatham County, TN IDB, Series 1997B, Weekly VRDNs (Triton Boat Co.)/(First American National Bank, Nashville, TN LOC)	1,500,000
2,000,000		Covington, TN IDB, Series 1992, Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
4,670,000		Hawkins County, TN IDB, Series 1995, Weekly VRDNs (Sekisui Ta Industries, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	4,670,000
1,750,000		Knox County, TN IDB, Series 1996, Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$4,000,000		Morristown, TN IDB, Series 1999, Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	$4,000,000
2,600,000		Shelby County, TN Health Education & Housing Facilities Board, Multifamily Housing Revenue Bonds, Series 1988, Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	2,600,000
700,000		South Pittsburg, TN IDB, Series 1996, Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	700,000

		TOTAL	21,220,000

		Texas--9.5%
7,400,000		ABIA Development Corp., TX (PT-117) Weekly VRDNs (Austin Airport)/(Asset Guaranty INS)/(Merrill Lynch & Co., Inc. LIQ)	7,400,000
15,750,000		ABN AMRO MuniTOPS Certificates Trust (Multistate AMT), Series 1998-15, Weekly VRDNs (Houston, TX Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	15,750,000
1,600,000		Angelina and Neches River Authority, Texas, Waste Disposal Revenue Bonds, Series 1998, 4.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 8/7/2000	1,600,000
12,000,000		Austin, TX Airport System, MERLOTS, Series 2000 J, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
7,000,000		Colorado County, TX IDC, Series 2000, Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
6,500,000		Harris County, TX HFDC, Series 1997 A, Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQ)	6,500,000
2,100,000		Lubbock, TX IDC, Daily VRDNs (McLane Co., Inc.)/(Bank of America, N.A. LOC)	2,100,000
8,000,000		McAllen, TX IDA, Series 1998, Weekly VRDNs (NiTek McAllen, LLC)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	8,000,000
4,545,000		Saginaw, TX IDA, Series 1998, Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,545,000
5,500,000		Tarrant County, TX IDC, Series 1997, Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)	5,500,000
3,850,000		Waxahachie, TX IDA, Series 1998, Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	74,245,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--2.2%
$3,000,000		Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue, ACES, Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust Bank LOC)	$3,000,000
4,200,000		Dinwiddie County, VA IDA, Series 1999A, Daily VRDNs (Chaparral Steel Co.)/(Bank of America, N.A. LOC)	4,200,000
4,000,000		Fairfax County, VA EDA, Series A, 5.55% Bonds (Ogden Martin Systems of Fairfax, Inc.)/(AMBAC INS), 2/1/2001	4,021,197
6,000,000		Halifax, VA IDA, MMMs, PCR, 4.05% CP (Virginia Electric Power Co.), Mandatory Tender 8/10/2000	6,000,000

		TOTAL	17,221,197

		Washington--0.9%
4,000,000	[2]	Washington State (PT-1187), 3.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/19/2000	4,000,000
3,000,000		Yakima County, WA Public Corp., Series 1999, Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	3,000,000

		TOTAL	7,000,000

		West Virginia--1.9%
2,335,000		Berkeley County, WV County Commission, Series 1994, Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,335,000
1,750,000		West Virginia Public Energy Authority, Energy Revenue Bonds, Series 1989 A, 4.00% CP (Morgantown Energy Associates) /(Dexia Credit Local de France LOC), Mandatory Tender 8/10/2000	1,750,000
11,150,000		West Virginia Public Energy Authority, Energy Revenue Bonds, Series 1989 A, 4.35% CP (Morgantown Energy Associates) /(Dexia Credit Local de France LOC), Mandatory Tender 8/8/2000	11,150,000

		TOTAL	15,235,000

		Wisconsin--1.9%
3,000,000		La Crosse, WI IDA, Series 2000, Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
2,000,000		Milwaukee, WI, Series 1997, 4.70% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2000	2,000,000
5,000,000		Milwaukee, WI, Trust Receipts, Series 2000 FR/RI-A8, Weekly VRDNs (Bank of New York LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,000,000		New Berlin, WI, Series 1997A, Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	$1,000,000
4,080,000		Sussex, WI IDB, Series 2000, Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,080,000

		TOTAL	15,080,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$780,113,727

Securities that are subject to alternative minimum tax represent 87.2% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2000, the portfolio securities were as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.8%	2.2%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At July 31, 2000, these securities amounted to $23,750,000, which represents 3.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($784,475,782) at July 31, 2000.

Following the Portfolios of Investments is a Glossary of Acronyms used throughout the portfolios.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

JULY 31, 2000

Principal Amount		Value
	SHORT-TERM NOTES--12.4%
	Banking--4.9%
$30,000,000	Bank One, Illinois, N.A., 6.025% - 6.070%, 10/10/2000 - 11/13/2000	$29,994,938
63,000,000	Bank One, N.A., 6.860%, 1/10/2001 - 1/12/2001	63,000,000
73,200,000	Bank of America, N.A., 6.870%, 12/22/2000 - 1/17/2001	73,200,000
16,000,000	Westpac Banking Corp. Ltd., Sydney, 6.220%, 11/30/2000	15,995,901

	TOTAL	182,190,839

	Finance - Automotive--0.4%
14,399,243	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	14,399,243

	Finance - Commercial--5.8%
55,100,000	Beta Finance, Inc., 7.110% - 7.240%, 5/8/2001 - 7/24/2001	55,100,000
161,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.000% - 7.125%, 8/11/2000 - 7/24/2001	161,000,000

	TOTAL	216,100,000

	Finance - Equipment--0.7%
13,411,559	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	13,412,003
483,882	Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%, 10/18/2000	483,882
11,794,051	Copelco Capital Funding LLC Series 2000-A, Class A-1, 6.507%, 5/14/2001	11,794,051

	TOTAL	25,689,936

	Insurance--0.6%
4,145,363	Americredit Automobile Receivables Trust 2000-A, Class A1, 6.040%, 2/5/2001	4,145,363
18,194,631	Continental Auto Receivables Owner Trust 2000-A, Class A-1, (Insured by MBIA), 6.445%, 4/15/2001	18,194,631

	TOTAL	22,339,994

	TOTAL SHORT-TERM NOTES	460,720,012

	CERTIFICATES OF DEPOSIT--8.3%
	Banking--8.3%
1,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	999,761
38,200,000	Australia & New Zealand Banking Group, Melbourne, 6.310% - 6.540%, 9/13/2000 - 10/27/2000	38,189,327
10,000,000	BNP Paribas, 6.410%, 10/13/2000	9,988,936
50,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	49,990,460
11,000,000	Bayerische Landesbank Girozentrale, 5.930% - 6.870%, 10/2/2000 - 4/3/2001	10,994,007
Principal Amount		Value
	CERTIFICATES OF DEPOSIT--continued
	Banking--continued
$3,000,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	$2,998,711
10,000,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	9,998,138
10,000,000	Deutsche Bank AG, 6.700%, 2/5/2001	9,997,557
10,000,000	Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	9,998,728
50,000,000	Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	50,001,114
60,200,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.120%, 3/22/2001 - 5/4/2001	60,187,491
55,000,000	UBS AG, 6.020% - 6.950%, 11/13/2000 - 5/2/2001	54,990,174

	TOTAL CERTIFICATES OF DEPOSIT	308,334,404

	COMMERCIAL PAPER--45.0%[1]
	Banking--21.8%
10,000,000	Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London), 6.760%, 11/27/2000	9,778,422
135,003,000	Barton Capital Corp., 6.520% - 6.530%, 8/8/2000 - 8/11/2000	134,793,211
25,000,000	Commonwealth Bank of Australia, Sydney, 6.235%, 10/13/2000	24,683,920
41,000,000	Den Danske Bank A/S, 6.245%, 10/10/2000	40,502,135
65,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 6.030% - 6.630%, 8/3/2000 - 12/26/2000	64,432,774
19,500,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 6.510%, 8/21/2000	19,429,475
10,000,000	Internationale Nederlanden U.S. Funding Corp., (Guaranteed by ING Bank N.V.), 6.370%, 12/28/2000	9,736,353
19,902,000	Market Street Funding Corp., (PNC Bank, N.A. SA), 6.530%, 8/15/2000	19,851,460
190,000,000	Park Avenue Receivables Corp., 6.520%, 8/8/2000 - 8/22/2000	189,518,244
86,285,000	Three Rivers Funding Corp., 6.510% - 6.530%, 8/16/2000 - 8/22/2000	86,006,208
85,000,000	Variable Funding Capital Corp., 6.530%, 8/25/2000	84,629,967
101,500,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000 - 12/4/2000	99,345,069
28,715,000	Wood Street Funding Corp., 6.530%, 8/8/2000	28,678,540

	TOTAL	811,385,778

	Electric Power--1.1%
41,325,000	Southern Electric Generating Co., 6.650%, 9/12/2000	41,004,387

	Finance - Commercial--7.7%
131,000,000	Eureka Securitization Inc., 6.520% - 6.530%, 8/4/2000 - 8/21/2000	130,647,797
150,000,000	Falcon Asset Securitization Corp., 6.510% - 6.520%, 8/11/2000 - 8/28/2000	149,633,528
10,000,000	General Electric Capital Corp., 6.070%, 8/18/2000	9,971,336

	TOTAL	290,252,661

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--5.6%
$182,853,000	Amsterdam Funding Corp., 6.530% - 6.550%, 8/1/2000 - 8/14/2000	$182,666,531
25,000,000	Windmill Funding Corp., 6.520%, 8/3/2000	24,990,944

	TOTAL	207,657,475

	Insurance--8.8%
125,000,000	Galaxy Funding, Inc., 6.540% - 6.570%, 8/3/2000 - 8/24/2000	124,662,901
20,000,000	Marsh USA, Inc., 6.240%, 10/10/2000	19,757,333
182,950,000	Sheffield Receivables Corp., 6.520% - 6.530%, 8/4/2000 - 8/21/2000	182,539,752

	TOTAL	326,959,986

	TOTAL COMMERCIAL PAPER	1,677,260,287

	LOAN PARTICIPATION--5.0%
	Electrical Equipment--0.5%
16,700,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.810%, 5/17/2001	16,700,000

	Finance - Automotive--2.7%
50,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.610%, 8/7/2000	50,000,000
53,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.674% - 6.723%, 10/2/2000	52,392,411

	TOTAL	102,392,411

	Food & Beverage--0.5%
20,000,000	Sara Lee Corp., 6.550%, 8/10/2000	20,000,000

	Oil & Oil Finance--1.3%
50,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.610%, 8/10/2000	50,000,000

	TOTAL LOAN PARTICIPATION	189,092,411

	VARIABLE RATE OBLIGATIONS--28.4%[2]
	Banking--14.4%
3,000,000	6380 Brackbill Associates LP, Series 2000, (Allfirst LOC), 6.670%, 8/4/2000	3,000,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 6.606%, 8/15/2000	24,983,033
2,000,000	Albuquerque, NM, Series 1997, El Canto, Inc., (Norwest Bank, Minnesota, N.A. LOC), 6.960%, 8/3/2000	2,000,000
50,000,000	Bayerische Landesbank Girozentrale, 6.579%, 8/2/2000	49,977,186
1,275,000	Beech Grove, IN, Series 1997, Poster Display Co, Project, (Bank One, Indiana, N.A. LOC), 6.700%, 8/3/2000	1,275,000
6,000,000	Bing Steel Management, Inc., Series 2000, (Michigan National Bank, Farmington Hills LOC), 6.720%, 8/2/2000	6,000,000
1,745,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 6.620%, 8/20/2000	1,745,000
Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Banking--continued
$5,100,000	Capital One Funding Corp., Series 1993-A, (Bank One, Ohio N.A. LOC), 6.700%, 8/3/2000	$5,100,000
21,044,000	Capital One Funding Corp., Series 1999-A, (Bank One, Kentucky LOC), 6.700%, 8/3/2000	21,044,000
2,845,000	Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,845,000
9,670,000	Cedarville College OH, Series 1998, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	9,670,000
4,250,000	Charapp Family LP, Series 2000, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	4,250,000
15,000	Chartiers Valley, PA, Industrial & Commercial Development Authority, Woodhaven Convalescent Center, Series 1997-B, (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	15,000
1,410,000	Children's Defense Fund, (Allfirst LOC), 6.780%, 8/1/2000	1,410,000
5,715,000	Colonie, NY IDA, Mechanical Technology, Inc. Project, Series 1998 A, (KeyBank, N.A. LOC), 6.750%, 8/3/2000	5,715,000
56,000,000	Comerica Bank, 6.630% - 6.670%, 8/10/2000 - 8/25/2000	55,991,490
9,700,000	Cuyahoga County, OH, Gateway Arena Project, Series 1992-B, (Canadian Imperial Bank of Commerce LOC), 6.700%, 8/3/2000	9,700,000
9,450,000	Elsinore Properties LP, Series 1999, (Fifth Third Bank, Cincinnati LOC), 6.640%, 8/3/2000	9,450,000
850,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	850,000
4,000,000	Frank Parsons Paper Co., Inc., Series 1999, (Allfirst LOC), 6.670%, 8/4/2000	4,000,000
3,930,000	Georgia Ports Authority, Colonel's Island Terminal Project, Series 1996-A, Revenue Bonds, (SunTrust Bank, Atlanta LOC), 6.650%, 8/2/2000	3,930,000
1,380,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,380,000
1,480,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project, Series 1998-B, (Allfirst LOC), 6.680%, 8/2/2000	1,480,000
10,030,000	Healthcare Network Properties LLC, Series A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	10,030,000
7,350,000	IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 6.700%, 8/3/2000	7,350,000
3,635,000	International Processing Corp., (Bank One, Kentucky LOC), 6.750%, 8/3/2000	3,635,000
8,500,000	KinderCare Learning Centers, Inc., Series B, (Chase Manhattan Bank N.A., New York LOC), 6.750%, 8/2/2000	8,500,000
1,945,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 6.700%, 8/2/2000	1,945,000
6,000,000	La Verne, CA, IDA, Mobile Tool International, Inc. Project, Series 1998-B, (Fleet Bank N.A. LOC), 6.670%, 8/3/2000	6,000,000
2,125,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 6.800%, 8/3/2000	2,125,000
Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Banking--continued
$50,504,863	Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.630%, 8/19/2000	$50,504,863
7,730,000	Lombard, IL, Multifamily Housing, MHRV, Series 1999, Clover Creek Apartments, (Bank One, Arizona N.A. LOC), 6.750%, 8/3/2000	7,730,000
5,000,000	Los Angeles, CA, MERLOTS, Series 2000A, (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 6.720%, 8/2/2000	5,000,000
32,410,000	M/S Land LLC, (Bank One, Illinois, N.A. LOC), 6.750%, 8/3/2000	32,410,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, Series 2000A, (Michigan National Bank, Farmington Hills LOC), 6.730%, 8/3/2000	4,000,000
5,900,000	MMR Funding I, Series A, (Bayerische Hypotheken-und Vereinsbank AG LOC), 6.700%, 8/3/2000	5,900,000
10,000,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 6.650%, 8/3/2000	10,000,000
4,375,000	Maryland EDC, Human Genome Sciences, Series 1999A, (Allfirst LOC), 6.680%, 8/1/2000	4,375,000
13,125,000	Maryland EDC, Human Genome Sciences, Series 1999B, (First Union National Bank, Charlotte, NC LOC), 6.680%, 8/1/2000	13,125,000
4,770,000	Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC), 6.800%, 8/3/2000	4,770,000
1,280,000	Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America, N.A. LOC), 6.640%, 8/3/2000	1,280,000
4,100,000	New Jersey EDA, Morey Organization, Inc. Project Series 1997, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	4,100,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	2,565,000
8,760,000	O.K.I. Supply Co., Series 1998, (Fifth Third Bank, Cincinnati LOC), 6.640%, 8/3/2000	8,760,000
45,000	Oakwoods Master LP, Series 1997, (AmSouth Bank N.A., Birmingham LOC), 6.710%, 8/3/2000	45,000
4,920,000	P.C.I. Paper Conversions, Inc., Series 2000, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	4,920,000
1,000,000	Poseyville, IN, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 6.710%, 8/3/2000	1,000,000
3,800,000	Primex Funding Corp., Series 1997-A, (Bank One, Indiana, N.A. LOC), 6.700%, 8/3/2000	3,800,000
1,278,610	Rabobank Optional Redemption Trust, Series 1997-101, 6.734%, 10/20/2000	1,278,610
9,445,000	Royal Wine Corp./KFP International Ltd., Series 1998, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	9,445,000
15,000,000	SMM Trust, Series 2000-B Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.650%, 8/14/2000	15,000,000
8,460,000	Sandridge Food Corp., (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	8,460,000
Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Banking--continued
$9,360,000	Smith Land & Improvement Corp., Series 1999, (Allfirst LOC), 6.680%, 8/1/2000	$9,360,000
3,630,000	Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,630,000
2,080,000	Spitzer Group, Series 1998-C, (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	2,080,000
1,100,000	TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,100,000
1,800,000	Tallahassee-Leon County Civic Center Authority, Series 1998-C, (SunTrust Bank LOC), 6.650%, 8/2/2000	1,800,000
3,195,000	Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,195,000
2,050,000	Trap Rock Industries, Inc., Series 1997, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	2,050,000
865,000	Triple O LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	865,000
35,000,000	Westdeutsche Landesbank Girozentrale, 6.546%, 8/17/2000	34,987,006
9,740,000	Wildcat Management Ltd., Inc., Series 1999, (Firstar Bank, Cincinnati N.A. LOC), 6.700%, 8/3/2000	9,740,000
3,525,000	YMCA of Greater Cleveland, Series 2000, (Fifth Third Bank of Northwestern, OH LOC), 6.640%, 8/3/2000	3,525,000

	TOTAL	536,196,188

	Brokerage--3.8%
70,000,000	Merrill Lynch & Co., Inc., 6.590%, 8/14/2000	69,991,310
73,000,000	Morgan Stanley, Dean Witter & Co., 6.610%, 8/1/2000	73,000,000

	TOTAL	142,991,310

	Finance - Automotive--0.5%
20,000,000	General Motors Acceptance Corp., 6.818%, 8/30/2000	19,999,339

	Finance - Commercial--0.9%
31,700,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.626% - 6.888%, 8/15/2000 - 9/28/2000	31,700,000

	Finance - Equipment--1.1%
25,000,000	CIT Equipment Collateral Trust 2000-1, Class A2A, 6.620%, 8/20/2000	25,000,000
15,000,000	Copelco Capital Receivables LLC, Series 2000-A, Class A2A, 6.628%, 8/19/2000	15,000,000

	TOTAL	40,000,000

	Government Agency--0.4%
15,500,000	Direct One Funding Corp., Series 2000 (Sexton Properties), (Insured by FNMA), 6.690%, 8/3/2000	15,500,000

Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Insurance--7.3%
$24,000,000	Allstate Life Insurance Co., 6.785% - 6.800%, 8/1/2000	$24,000,000
20,000,000	Anchor National Life Insurance Co., 6.869%, 9/30/2000	20,000,000
27,000,000	First Allmerica Financial Life Insurance Co., 6.648%, 8/3/2000	27,000,000
15,000,000	GE Life and Annuity Assurance Co., 6.940%, 9/1/2000	15,000,000
62,400,000	Jackson National Life Insurance Co., 6.720% - 6.940%, 8/22/2000 - 10/1/2000	62,400,000
44,000,000	Monumental Life Insurance Co., 6.760% - 6.966%, 8/1/2000 - 8/31/2000	44,000,000
20,000,000	Principal Life Insurance Co., 6.990%, 9/1/2000	20,000,000
15,000,000	Protective Life Insurance Co., 6.541%, 8/1/2000	15,000,000
10,000,000	Security Life of Denver Insurance Co., 6.773%, 10/28/2000	10,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 6.919%, 8/3/2000	25,000,000
10,000,000	Travelers Insurance Co., 6.869%, 9/30/2000	10,000,000

	TOTAL	272,400,000

	TOTAL VARIABLE RATE OBLIGATIONS	1,058,786,837

	REPURCHASE AGREEMENTS--0.2%[3]
8,930,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	8,930,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$3,703,123,951

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,729,698,816) at July 31, 2000.

Following the Portfolios of Investments is a Glossary of Acronyms used throughout the portfolios.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Value Obligations Fund

JULY 31, 2000

Principal Amount		Value
	SHORT-TERM NOTES--9.6%
	Banking--4.1%
$15,000,000	Bank One, Illinois, N.A., 6.025% - 6.070%, 10/10/2000 - 11/13/2000	$14,997,698
63,000,000	Bank One, N.A., 6.860%, 1/10/2001 - 1/12/2001	63,000,000
41,000,000	Bank of America, N.A., 6.870%, 1/3/2001 - 1/17/2001	41,000,000
5,000,000	Westpac Banking Corp. Ltd., Sydney, 6.220%, 11/30/2000	4,998,719

	TOTAL	123,996,417

	Finance - Automotive--1.4%
28,126,026	Associates Automobile Receivables Trust 2000-1, Class A-1, 6.854%, 6/15/2001	28,126,026
12,793,102	Chevy Chase Auto Receivables Trust 2000-1, Class A-1, 6.870%, 7/12/2001	12,793,102

	TOTAL	40,919,128

	Finance - Commercial--3.0%
24,900,000	Beta Finance, Inc., 7.110% - 7.200%, 6/28/2001 - 7/24/2001	24,900,000
63,000,000	Sigma Finance, Inc., 6.000% - 7.125%, 8/11/2000 -- 7/24/2001	63,000,000

	TOTAL	87,900,000

	Finance - Equipment--0.2%
6,705,780	CIT Equipment Collateral Trust, Series 2000-1, Class A-1, 6.723%, 5/21/2001	6,706,002
203,740	Copelco Capital Funding LLC, Series 1999-B Class A-1, 5.937%, 10/18/2000	203,740

	TOTAL	6,909,742

	Insurance--0.9%
1,899,958	Americredit Automobile Receivables Trust, Series 2000-A Class A1, (Insured by FSA), 6.040%, 2/5/2001	1,899,958
25,000,000	WFS Financial Owner Trust, Series 2000-B Class A-1, (Insured by FSA), 6.910%, 5/21/2001	25,000,000

	TOTAL	26,899,958

	TOTAL SHORT-TERM NOTES	286,625,245

	CERTIFICATES OF DEPOSIT--11.4%
	Banking--11.4%
20,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	19,995,222
25,800,000	Australia & New Zealand Banking Group, Melbourne, 6.310% - 6.540%, 9/13/2000 - 10/27/2000	25,789,646
17,000,000	BNP Paribas, 6.410%, 10/13/2000	16,981,191
50,000,000	Bank One, Illinois, N.A., 5.955%, 11/13/2000	49,989,794
Principal Amount		Value
	CERTIFICATES OF DEPOSIT--continued
	Banking--continued
$6,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/30/2001	$5,999,153
5,000,000	Bayerische Landesbank Girozentrale, 5.930%, 10/2/2000	4,995,135
1,300,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	1,299,441
50,000,000	Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	50,001,114
88,800,000	Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	88,784,791
5,000,000	UBS AG, 6.950%, 5/2/2001	4,999,645
50,000,000	Westdeutsche Landesbank Girozentrale, 7.160% - 7.260%, 5/8/2001 - 5/9/2001	50,062,816
22,000,000	Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	21,997,066

	TOTAL CERTIFICATES OF DEPOSIT	340,895,014

	COMMERCIAL PAPER--34.6%[1]
	Banking--15.7%
15,000,000	Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London), 6.760%, 11/27/2000	14,667,633
25,275,000	Barton Capital Corp., 6.520%, 8/11/2000	25,229,224
25,000,000	Commonwealth Bank of Australia, Sydney, 6.235%, 10/13/2000	24,683,920
25,438,000	Den Danske Bank A/S, 6.245%, 10/10/2000	25,129,105
65,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 6.065% - 6.630%, 9/5/2000 - 12/26/2000	64,299,086
132,366,000	Gotham Funding Corp., 6.570% - 6.630%, 8/2/2000 - 8/28/2000	132,168,986
20,000,000	Internationale Nederlanden U.S. Funding Corp., (Guaranteed by ING Bank N.V.), 6.370%, 12/29/2000	19,469,167
75,917,000	Park Avenue Receivables Corp., 6.520%, 8/17/2000 - 8/23/2000	75,668,706
33,055,000	Three Rivers Funding Corp., 6.550%, 8/1/2000	33,055,000
22,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000	21,545,333
34,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 12/4/2000	33,268,056

	TOTAL	469,184,216

	Chemicals--0.1%
3,100,000	IMC Global, Inc., 6.800%, 8/21/2000	3,088,289

	Electrical Equipment--0.8%
25,000,000	Whirlpool Corp., 6.650%, 8/14/2000	24,939,965

	Finance - Commercial--4.4%
25,000,000	General Electric Capital Corp., 6.060%, 8/29/2000	24,882,167
106,000,000	Sheffield Receivables Corp., 6.530%, 8/10/2000 - 8/15/2000	105,772,538

	TOTAL	130,654,705

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--4.6%
$113,000,000	Amsterdam Funding Corp., 6.530%, 8/7/2000 - 8/21/2000	$112,716,671
24,750,000	Windmill Funding Corp., 6.520%, 8/11/2000	24,705,175

	TOTAL	137,421,846

	Homebuilding--0.8%
25,000,000	Centex Corp., 6.700% - 6.730%, 8/21/2000 - 8/24/2000	24,898,282

	Industrial Products--0.2%
7,000,000	Praxair, Inc., 6.620%, 8/10/2000	6,988,415

	Insurance--5.9%
159,066,000	Galaxy Funding, Inc., 6.540% - 6.550%, 8/16/2000 - 8/24/2000	158,510,869
19,000,000	Marsh USA, Inc., 6.240%, 10/10/2000	18,769,467

	TOTAL	177,280,336

	Retail--1.0%
30,999,000	Safeway, Inc., 6.700% - 6.790%, 8/3/2000 - 10/10/2000	30,681,960

	Transportation--1.1%
31,450,000	FDX Corp., 6.700%, 8/11/2000 - 8/23/2000	31,355,307

	TOTAL COMMERCIAL PAPER	1,036,493,321

	LOAN PARTICIPATION--9.5%
	Auto--1.0%
32,000,000	Visteon Corp., 6.830%, 8/8/2000	32,000,000

	Electrical Equipment--0.4%
12,100,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.810%, 5/17/2001	12,100,000

	Finance - Automotive--4.5%
104,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.570% - 6.645%, 8/1/2000 - 8/17/2000	104,000,000
30,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.674% - 6.723%, 10/2/2000	29,656,321

	TOTAL	133,656,321

	Finance - Retail--1.9%
57,000,000	Countrywide Home Loans, Inc., 6.670%, 8/17/2000	57,000,000

	Oil & Oil Finance--1.7%
50,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.610%, 8/10/2000	50,000,000

	TOTAL LOAN PARTICIPATION	284,756,321

Principal Amount		Value
	NOTES - VARIABLE--31.5%[2]
	Banking--18.8%
$5,500,000	35 North Fourth St. Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	$5,500,000
9,410,000	500 South Front St. LP, Series A, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	9,410,000
5,075,000	500 South Front Street LP, Series B, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	5,075,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 6.606%, 8/15/2000	24,983,033
1,112,500	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 6.760%, 8/4/2000	1,112,500
1,205,000	American Health Care Centers Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 6.780%, 8/3/2000	1,205,000
8,800,000	Anchor Holdings LLC, Series 2000, (Firstar Bank, N.A. LOC), 6.700%, 8/3/2000	8,800,000
25,000,000	Bayerische Landesbank Girozentrale, 6.579%, 8/2/2000	24,988,593
16,135,000	Beverly Hills Nursing Center, Inc., Medilodge Project Series 1996, (KeyBank, N.A. LOC), 6.800%, 8/3/2000	16,135,000
5,890,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 6.720%, 8/4/2000	5,890,000
6,535,000	Briarwood LP, Series 1999, (Bank One, N.A. (Ohio) LOC), 6.710%, 8/3/2000	6,535,000
1,570,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	1,570,000
9,622,000	Capital One Funding Corp., Series 1999-B, (Bank One, N.A. (Ohio) LOC), 6.700%, 8/3/2000	9,622,000
480,000	Carmel, IN, Telamon Corp., Series 1996-C, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	480,000
930,000	Carmel, IN, Telamon Corp., Series A, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	930,000
1,005,000	Carmel, IN, Telamon Corp., Series B, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	1,005,000
900,000	Colorado Health Facilities Authority, Series B, (Bank One, Colorado LOC), 6.800%, 8/3/2000	900,000
111,900,000	Comerica Bank, 6.590% - 6.670%, 8/9/2000 -- 8/25/2000	111,875,114
1,900,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,900,000
7,300,000	Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	7,300,000
10,955,000	Coventry Madison LLC, Series A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	10,955,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,925,000	DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 6.720%, 8/3/2000	$4,925,000
5,000,000	Damascus-Bishop Tube Co., Series 1998 A, (National City, Pennsylvania LOC), 6.700%, 8/3/2000	5,000,000
5,685,000	Dellridge Care Center LP, Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	5,685,000
9,245,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	9,245,000
4,000,000	Frank Parsons Paper Co., Inc., Series 1999, (Allfirst LOC), 6.670%, 8/4/2000	4,000,000
5,000,000	Greene County Development Authority, Reynolds Lodge LLC, Series 2000A, (Firstar Bank, N.A. LOC), 6.700%, 8/2/2000	5,000,000
2,900,000	Hannah Boulevard LP, (Comerica Bank LOC), 6.760%, 8/3/2000	2,900,000
20,895,000	Healthcare Funding LLC, Series 1998A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	20,895,000
9,975,000	Healthcare Funding LLC, Series 1999A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	9,975,000
4,500,000	Industrial Dimensions, Inc., Series 1999, (Fifth Third Bank of Northwestern OH LOC), 6.640%, 8/3/2000	4,500,000
7,615,000	International Processing Corp., (Bank One, Kentucky LOC), 6.750%, 8/3/2000	7,615,000
1,485,000	J.W. Harris, Inc. Series 1999, (Fifth Third Bank, Cincinnati LOC), 6.640%, 8/3/2000	1,485,000
1,500,000	Jeffersonville, IN, Series 1997-B, Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 6.700%, 8/3/2000	1,500,000
5,500,000	Kenwood Country Club, Inc., Series 1999, (Firstar Bank, N.A. LOC), 6.700%, 8/3/2000	5,500,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank Memphis, TN LOC), 6.960%, 8/3/2000	4,000,000
6,900,000	Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 6.670%, 8/4/2000	6,900,000
2,100,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 6.800%, 8/3/2000	2,100,000
2,000,000	Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.646%, 8/15/2000	2,000,000
8,912,623	Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.630%, 8/19/2000	8,912,623
5,000,000	Maryland Industrial Development Financing Authority, Gen-Vee, Inc. Facility, Series 1999, (Allfirst LOC), 6.670%, 8/4/2000	5,000,000
5,000,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 6.713%, 8/4/2000	5,000,000
3,200,000	Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC), 6.510%, 8/7/2000	3,200,000
6,860,000	Pine Ridge Associates Ltd., (Mellon Bank N.A., Pittsburgh LOC), 6.700%, 8/2/2000	6,860,000
6,805,000	Rubloff-Rockford LLC, Series 1997, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	6,805,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$50,000,000	SMM Trust, Series 2000-E Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.649%, 8/14/2000	$50,000,000
10,000,000	SMM Trust, Series 2000-B Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.650%, 8/14/2000	10,000,000
15,640,000	Scranton Times LP, Series 1997, (PNC Bank, N.A. LOC), 6.520%, 8/7/2000	15,640,000
2,595,000	Solon, OH, Schneps Family LP, (Bank One, Ohio N.A. LOC), 6.700%, 8/3/2000	2,595,000
6,480,000	Southern Coil Processing, Inc. Series 1996-A, (AmSouth Bank N.A., Birmingham LOC), 6.690%, 8/3/2000	6,480,000
1,750,000	Team Rahal, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,750,000
1,600,000	Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,600,000
7,300,000	Tift County, GA Development Authority, Chickasha of Georgia Project, Series 1997, (Bank of Tokyo-Mitsubishi Ltd. LOC), 6.830%, 8/2/2000	7,300,000
1,700,000	Village Green Finance Co. LLC, Series 1997, (Wachovia Bank of NC, N.A. LOC), 6.620%, 8/2/2000	1,700,000
1,122,000	Vista Funding Corp., Series 1995-A, (Firstar Bank, N.A. LOC), 6.880%, 8/3/2000	1,122,000
68,800,000	Westdeutsche Landesbank Girozentrale, 6.546%, 8/17/2000	68,774,457

	TOTAL	562,135,320

	Brokerage--3.1%
44,400,000	Merrill Lynch & Co., Inc., 6.590%, 8/14/2000	44,394,488
50,000,000	Morgan Stanley, Dean Witter & Co., 6.610%, 8/1/2000	50,000,000

	TOTAL	94,394,488

	Finance - Commercial--1.5%
45,200,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.745%, 8/15/2000	45,200,000

	Finance - Retail--0.3%
8,000,000	AFS Insurance Premium Receivables Trust, Series 1994-A, 7.182%, 8/15/2000	8,000,000

	Finance - Securities--0.8%
24,000,000	Sigma Finance, Inc., 6.706%, 10/17/2000	23,996,548

	Insurance--7.0%
12,000,000	Allstate Life Insurance Co., 6.785%, 8/1/2000	12,000,000
22,500,000	First Allmerica Financial Life Insurance Co., 6.648%, 8/3/2000	22,500,000
55,000,000	GE Life and Annuity Assurance Co., 6.716% - 6.940%, 9/1/2000	55,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Insurance--continued
$30,000,000	Jackson National Life Insurance Co., 6.720% - 6.910%, 8/1/2000 -- 8/22/2000	$30,000,000
7,543,178	Liquid Asset Backed Securities Trust, Series 1997-3, (Guaranteed by AMBAC), 6.217%, 9/27/2000	7,543,178
10,000,000	Monumental Life Insurance Co., 6.966%, 8/1/2000	10,000,000
25,000,000	People's Security Life Insurance Co., 6.890%, 8/3/2000	25,000,000
15,000,000	Principal Life Insurance Co., 6.990%, 9/1/2000	15,000,000
13,000,000	Protective Life Insurance Co., 6.541%, 8/1/2000	13,000,000
15,000,000	Security Life of Denver Insurance Co., 6.773%, 10/28/2000	15,000,000
5,000,000	Transamerica Occidental Life Insurance Co., 6.919%, 8/3/2000	5,000,000

	TOTAL	210,043,178

	TOTAL NOTES - VARIABLE	943,769,534

	REPURCHASE AGREEMENTS--2.9%[3]
25,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	25,000,000
13,450,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	13,450,000
50,000,000	Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	50,000,000

	TOTAL REPURCHASE AGREEMENTS	88,450,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$2,980,989,435

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,997,247,955) as of July 31, 2000.

Following the Portfolios of Investments is a Glossary of Acronyms used throughout the portfolios.

See Notes which are an integral part of the Financial Statements

Glossary of Acronyms

ACES	--Adjustable Convertible Extendable Securities
AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Corporation
EDRB(s)	--Economic Development Revenue Bond(s)
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDA	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
SA	--Support Agreement
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Statements of Assets and Liabilities

JULY 31, 2000

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$--	$8,930,000	$88,450,000
Investments in securities	780,113,727	3,694,193,951	2,892,539,435

Total investments in securities, at amortized cost and value	780,113,727	3,703,123,951	2,980,989,435
Cash	679,091	--	7,442,936
Income receivable	5,018,536	24,630,168	17,284,936
Receivable for shares sold	1,750	9,772,969	639,898

TOTAL ASSETS	785,813,104	3,737,527,088	3,006,357,205

Liabilities:
Payable for shares redeemed	25,614	--	3,778,064
Income distribution payable	1,196,407	7,484,451	5,034,968
Accrued expenses	115,301	343,821	296,218

TOTAL LIABILITIES	1,337,322	7,828,272	9,109,250

TOTAL NET ASSETS	$784,475,782	$3,729,698,816	$2,997,247,955

Net Assets:
Institutional Shares	$445,658,751	$2,471,383,016	$2,051,666,475
Institutional Service Shares	266,102,937	1,095,033,986	708,801,350
Institutional Capital Shares	72,714,094	163,281,814	236,780,130

TOTAL NET ASSETS	$784,475,782	$3,729,698,816	$2,997,247,955

Shares Outstanding:
Institutional Shares	445,658,751	2,471,383,016	2,051,666,475
Institutional Service Shares	266,102,937	1,095,033,986	708,801,350
Institutional Capital Shares	72,714,094	163,281,814	236,780,130
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

JULY 31, 2000

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$26,146,683	$232,090,422	$151,276,927

Expenses:
Investment adviser fee	1,301,299	7,788,941	5,022,821
Administrative personnel and services fee	486,501	2,933,840	1,891,884
Custodian fees	30,586	242,126	201,131
Transfer and dividend disbursing agent fees and expenses	82,326	123,788	171,594
Directors'/Trustees' fees	6,666	30,227	18,354
Auditing fees	11,636	11,637	12,065
Legal fees	29,718	34,972	22,154
Portfolio accounting fees	125,075	321,786	235,815
Shareholder services fee--Institutional Service Shares	408,054	2,567,496	1,619,780
Shareholder services fee-Institutional Capital Shares	230,961	596,792	687,445
Share registration costs	50,483	50,230	51,042
Printing and postage	25,323	28,663	25,450
Insurance premiums	38,455	215,639	130,758
Miscellaneous	5,690	36,479	20,301

TOTAL EXPENSES	2,832,773	14,982,616	10,110,594

Waivers:
Waiver of investment adviser fee	(979,272)	(4,589,181)	(3,619,609)
Waiver of shareholder services fee--Institutional Capital Shares	(138,576)	(358,075)	(412,467)

TOTAL WAIVERS	(1,117,848)	(4,947,256)	(4,032,076)

Net expenses	1,714,925	10,035,360	6,078,518

Net investment income	$24,431,758	$222,055,062	$145,198,409

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund
	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,431,758	$8,046,126	$13,575,634

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,946,883)	(5,706,072)	(9,176,860)
Institutional Service Shares	(6,115,738)	(1,210,234)	(2,031,566)
Institutional Capital Shares	(3,369,137)	(1,129,820)	(2,367,208)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,431,758)	(8,046,126)	(13,575,634)

Share Transactions:
Proceeds from sale of shares	7,539,409,734	3,686,794,227	6,671,442,391
Net asset value of shares issued to shareholders in payment of distribution declared	10,150,680	2,790,181	4,797,681
Cost of shares redeemed	(7,300,410,711)	(3,640,523,643)	(6,466,730,133)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	249,149,703	49,060,765	209,509,939

Change in net assets	249,149,703	49,060,765	209,509,939

Net Assets:
Beginning of period	535,326,079	486,265,314	276,755,375

End of period	$784,475,782	$535,326,079	$486,265,314

1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund
	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$222,055,062	$85,879,759	$122,009,606

Distributions to Shareholders:
Distribution from net investment income
Institutional Shares	(151,779,545)	(52,994,564)	(73,059,518)
Institutional Service Shares	(56,953,675)	(21,202,105)	(36,684,622)
Institutional Capital Shares	(13,321,842)	(11,683,090)	(12,265,466)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(222,055,062)	(85,879,759)	(122,009,606)

Share Transactions:
Proceeds from sale of shares	54,690,380,490	24,795,354,445	33,162,916,740
Net asset value of shares issued to shareholders in payment of distribution declared	130,063,721	35,271,569	55,512,391
Cost of shares redeemed	(54,224,446,043)	(24,647,235,068)	(32,428,562,553)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	595,998,168	183,390,946	789,866,578

Change in net assets	595,998,168	183,390,946	789,866,578

Net Assets:
Beginning of period	3,133,700,648	2,950,309,702	2,160,443,124

End of period	$3,729,698,816	$3,133,700,648	$2,950,309,702

1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund
	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$145,198,409	$57,197,837	$86,540,164

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(93,855,530)	(38,874,779)	(60,707,164)
Institutional Service Shares	(35,790,514)	(12,570,275)	(19,716,305)
Institutional Capital Shares	(15,552,365)	(5,752,783)	(6,116,695)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(145,198,409)	(57,197,837)	(86,540,164)

Share Transactions:
Proceeds from sale of shares	39,573,731,184	17,356,187,248	26,516,611,802
Net asset value of shares issued to shareholders in payment of distribution declared	95,258,257	39,241,753	51,764,190
Cost of shares redeemed	(38,802,951,219)	(17,433,612,169)	(25,657,179,044)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	866,038,222	(38,183,168)	911,196,948

Change in net assets	866,038,222	(38,183,168)	911,196,948

Net Assets:
Beginning of period	2,131,209,733	2,169,392,901	1,258,195,953

End of period	$2,997,247,955	$2,131,209,733	$2,169,392,901

1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Capital Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Municipal Obligations Fund
January 31, 1997[3,4]	$1.00	0.03	(0.03)
January 31, 1998	$1.00	0.04	(0.04)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.04	(0.04)

Prime Cash Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)

Prime Value Obligations Fund
January 31, 1997[3,4]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

5 The fund changed its fiscal year-end from January 31 to July 31.

6 Computed on an annualized basis.

7 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	3.42%		0.30%		2.90%		0.35%		$0.30
$1.00	3.56%		0.30%		3.53%		0.38%		$17,701
$1.00	3.40%		0.30%		3.40%		0.31%		$114,535
$1.00	1.53%		0.30%	[6]	3.00%	[6]	0.33%	[6]	$74,609
$1.00	3.79%		0.30%		3.65%		0.30%		$72,714

$1.00	5.94%		0.32%		5.75%		0.08%		$11,811
$1.00	5.23%		0.32%		5.00%		0.18%		$48,910
$1.00	5.48%		0.30%		5.46%		0.26%		$391,159
$1.00	5.37%		0.30%		5.18%		0.27%		$230,193
$1.00	2.36%		0.30%	[6]	4.64%	[6]	0.28%	[6]	$245,815
$1.00	5.78%		0.30%		5.58%		0.27%		$163,282

$1.00	5.26%		0.28%		5.17%		0.31%		$20,006
$1.00	5.55%		0.27%		5.61%		0.32%		$67,064
$1.00	5.40%		0.28%		5.23%		0.30%		$200,098
$1.00	2.38%		0.28%	[6]	4.76%	[6]	0.30%	[6]	$275,756
$1.00	5.80%		0.28%		5.66%		0.30%		$236,780

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Municipal Obligations Fund	Year Ended July 31, 2000	Period Ended July 31, 1999[1]	Year Ended January 31, 1999
Institutional Shares:
Shares sold	6,101,965,080	3,220,783,476	5,212,142,622
Shares issued to shareholders in payment of distributions declared	3,137,331	1,004,656	1,302,615
Shares redeemed	(6,013,477,287)	(3,171,653,273)	(5,127,376,711)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	91,625,124	50,134,859	86,068,526

Institutional Service Shares:
Shares sold	766,373,008	217,443,628	422,524,378
Shares issued to shareholders in payment of distributions declared	5,225,410	1,080,682	1,503,612
Shares redeemed	(612,179,039)	(179,672,680)	(397,415,401)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	159,419,379	38,851,630	26,612,589

Institutional Capital Shares:
Shares sold	671,071,646	248,567,123	1,036,775,391
Shares issued to shareholders in payment of distributions declared	1,787,939	704,843	1,991,454
Shares redeemed	(674,754,385)	(289,197,690)	(941,938,021)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(1,894,800)	(39,925,724)	96,828,824

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	249,149,703	49,060,765	209,509,939

1 The Fund has changed its fiscal year-end from January 31 to July 31.

Prime Cash Obligations Fund	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Institutional Shares:
Shares sold	43,306,204,878	18,081,938,275	23,532,773,371
Shares issued to shareholders in payment of distributions declared	107,697,226	26,581,479	44,134,116
Shares redeemed	(42,872,406,455)	(18,003,898,560)	(22,852,260,827)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	541,495,649	104,621,194	724,646,660

Institutional Service Shares:
Shares sold	9,407,726,653	4,467,896,195	7,290,975,466
Shares issued to shareholders in payment of distributions declared	16,605,386	3,350,044	5,275,668
Shares redeemed	(9,287,296,105)	(4,408,099,082)	(7,070,064,987)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	137,035,934	63,147,157	226,186,147

Institutional Capital Shares:
Shares sold	1,976,448,959	2,245,519,975	2,339,167,903
Shares issued to shareholders in payment of distributions declared	5,761,109	5,340,046	6,102,607
Shares redeemed	(2,064,743,483)	(2,235,237,426)	(2,506,236,739)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(82,533,415)	15,622,595	(160,966,229)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	595,998,168	183,390,946	789,866,578

1 The Fund has changed its fiscal year-end from January 31 to July 31.

Prime Value Obligations Fund	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Institutional Shares:
Shares sold	26,890,024,779	11,553,124,074	19,781,464,858
Shares issued to shareholders in payment of distributions declared	63,502,442	27,134,621	34,346,178
Shares redeemed	(26,049,577,802)	(11,906,664,823)	(19,207,430,021)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	903,949,419	(326,406,128)	608,381,015

Institutional Service Shares:
Shares sold	10,601,515,629	4,750,407,849	5,129,107,787
Shares issued to shareholders in payment of distributions declared	22,846,623	8,335,094	12,725,748
Shares redeemed	(10,623,297,952)	(4,546,178,066)	(4,972,051,133)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,064,300	212,564,877	169,782,402

Institutional Capital Shares:
Shares sold	2,082,190,776	1,052,655,325	1,606,039,157
Shares issued to shareholders in payment of distributions declared	8,909,192	3,772,038	4,692,264
Shares redeemed	(2,130,075,465)	(980,769,280)	(1,477,697,890)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(38,975,497)	75,658,083	133,033,531

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	866,038,222	(38,183,168)	911,196,948

1 The Fund has changed its fiscal year-end from January 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2000, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee. The Institutional Shares of these funds have no present intention of accruing a shareholder services fee in the year ending July 31, 2001.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2000, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,283,330,000	$2,711,889,000

Prime Cash Obligations Fund	$177,845,000	$231,041,949

Prime Value Obligations Fund	$139,974,000	$155,874,000

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Funds' Trustees, upon the recommendation of the Audit Committee of the Trustees, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the independent auditors for the Municipal Obligations Fund, the Prime Cash Obligations Fund and the Prime Value Obligations Fund. E&Y's reports on the Funds' financial statements for the fiscal year ended January 31, 1999 and the period ended July 31, 1999 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal year ended January 31, 1999 and the period ended July 31, 1999, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such year and period; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Funds, by action of their Trustees, upon the recommendation of the Audit Committee of the Trustees, engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the financial statements of the Municipal Obligations Fund, the Prime Cash Obligations Fund and the Prime Value Obligations Fund for the fiscal year ended July 31, 2000. During the Funds' fiscal year ended January 31, 1999 and the period ended July 31, 1999, neither the Funds nor anyone on their behalf have consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MONEY MARKET OBLIGATIONS TRUST:

Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Value Obligations Fund

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund, Prime Cash Obligations Fund, and Prime Value Obligations Fund (the "Funds"), as of July 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1999, and the financial highlights for each of the periods in the four years then ended were audited by other auditors whose reports, dated September 29, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Municipal Obligations Fund, Prime Cash Obligations Fund, and Prime Value Obligations Fund as of July 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Money Market Obligations Trust

Institutional Capital Shares

ANNUAL REPORT
TO SHAREHOLDERS

JULY 31, 2000

Federated
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

25717 (9/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report for Money Market Obligations Trust--Institutional Shares and Institutional Service Shares. This report combines the information for six money market mutual funds that are part of the trust. The report covers the funds' fiscal year, which is the 12-month reporting period ended July 31, 2000. It begins with investment reviews by the funds' portfolio manager on each fund's market. Following the investment reviews are the funds' portfolios of investments and financial statements.

As money market funds, each of these funds gives you the opportunity to put your cash to work pursuing daily dividends while giving you the comfort of a high level of liquidity and a stable net asset value of $1.00 per share.1 The following are fund-by-fund performance highlights:

Government Obligations Fund invests in short-term U.S. government obligations and repurchase agreements fully collateralized by U.S. government securities. During the 12-month reporting period, the fund paid dividends totaling $0.057 for Institutional Shares and $0.054 for Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $7.1 billion.

Government Obligations Tax-Managed Fund invests in U.S. government securities. The fund's portfolio is managed so that dividends are exempt from state and local income taxes.2 During the 12-month reporting period, the fund paid dividends totaling $0.056 for Institutional Shares and $0.054 for Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $3.2 billion.

Municipal Obligations Fund pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States.2 During the 12-month reporting period, the fund paid dividends totaling $0.038 for Institutional Shares and $0.036 for Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $784.5 million.

Prime Cash Obligations Fund invests in a well-diversified portfolio of high-quality money market securities. During the 12-month reporting period, the fund paid dividends totaling $0.058 for Institutional Shares and $0.055 for Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $3.7 billion.

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Income may be subject to the federal alternative minimum tax and state and local taxes. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

Prime Value Obligations Fund invests in a well-diversified portfolio of high-quality money market securities. During the 12-month reporting period, the fund paid dividends totaling $0.058 for Institutional Shares and $0.055 for Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $3.0 billion.

Tax-Free Obligations Fund pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States.2 During the 12-month reporting period, the fund paid dividends totaling $0.036 for Institutional Shares and $0.034 for Institutional Service Shares. At the end of the reporting period, the fund's net assets totaled $3.6 billion.

Thank you for selecting one or more of these funds as a convenient way to help your ready cash earn daily income. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
September 15, 2000

Investment Review

GOVERNMENT OBLIGATIONS FUND

Government Obligations Fund is rated AAAm1 by Standard & Poor's (S&P), Aaa1 by Moody's Investors Service (Moody's), and AAA1 by Fitch. The fund may invest in direct U.S. Treasury obligations, agency obligations, such as issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, the Tennessee Valley Authority, and the Federal Home Loan Mortgage Corporation, and in repurchase agreements that have these securities as collateral.

In response to the continuing robust economic growth in the United States, the Federal Reserve Board (the "Fed") tightened monetary policy three times during this 12-month reporting period ended July 31, 2000. Following both the February and March Federal Open Market Committee (FOMC) meetings, the Fed raised rates by 25 basis points. This brought the federal funds target rate to 6.0% on March 21, 2000. Despite the rate increases, however, economic growth continued to be strong into the second quarter of the year. In fact, there were signs that inflationary pressures were building. The Fed then reacted more aggressively to the economic indicators and raised the federal funds target rate by 50 basis points following the May 16, 2000 FOMC meeting. Following this rate increase, the Fed seemed content to let the effects of the prior rate hikes filter through the economy. The FOMC left rates unchanged following its June 28, 2000 meeting and the federal funds target rate ended the reporting period at 6.5%.

Gross Domestic Product (GDP) growth in recent quarters is a good example of the economic activity that confronted the Fed. Following exceptional growth of 5.7% and 7.3% in the third and fourth quarters of 1999, GDP growth in the first quarter of 2000 was 5.4% and preliminary second quarter GDP was measured at 5.2%. The second quarter number was much stronger than expected and resulted in an extraordinary 6.0% year-over-year growth rate. Labor markets remained tight during the reporting period as well. Year-to-date ending July 31, 2000, non-farm payrolls (ex-census workers) increased by an average of 182,000, while the unemployment rate hovered between 4.0% and 4.1%, and average hourly earnings showed year-over-year growth of 3.7%. Inflation measures kept the lid on interest rate hikes and there were unprecedented increases in productivity growth. Energy prices had a roller coaster ride during the reporting period and the Consumer Price Index (CPI) followed its lead, rising as much as 0.7% in March and remaining flat in April. The Core CPI measure, excluding the food and energy sectors, was more steady and remained benign. Productivity gains were the real story, particularly in the second quarter. A lower than expected increase in hours worked, coupled with the jump in output, translated into a 5.3% gain in productivity and a 0.1% decline in unit labor costs. Unit labor costs were down 0.4% year-over-year, the first annual decline since 1984.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Fitch's money market fund ratings are an assessment of the safety of invested principal ad the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as managed strength and operational capabilities. Ratings are subject to change and do not remove interest rate risk.

Movements in short-term rates through the reporting period reflected domestic economic activity and resulting Fed expectations. Already building in expectations of Fed rate hikes, the yield on a one-year agency discount note began the reporting period yielding 6.51%, up from 6.08% at the beginning of 2000. The yield on the security drifted up to the 6.60% level and traded around that level throughout April. Then, as the market began to anticipate a more aggressive Fed, yields increased substantially in May and peaked at 7.26% on June 2, 2000. Signs of a moderating economy and a steady Fed caused yields to decline and remain stable between 6.80% and 6.90% through June and July.

The fund was managed within a 35- to 45-day average maturity target range during the reporting period. We moved within that range according to relative value opportunities, comparing yields among investment alternatives for the fund. The fund remained barbelled in structure throughout the reporting period, combining a significant position in repurchase agreements and floating rate securities with holdings of longer-term securities. Treasury securities continued to be well bid by investors. Thus, purchases for the fund were concentrated in the agency sector.

We will continue to monitor economic and market developments for signs that the recent interest rate increases have taken hold and for indications of what the next Fed action may be. We will attempt to derive an appropriate average maturity target range for the fund and to maximize performance through ongoing relative value analysis.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

Government Obligations Tax-Managed Fund, which is rated AAAm2 by Standard & Poor's (S&P) and Aaa2 by Moody's Investors Service, (Moody's) invests only in U.S. Treasury and U.S. Government agency obligations. The fund invests in issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, the Federal Home Loan Bank System and the Tennessee Valley Authority. The fund may maintain a small Treasury security position for liquidity purposes, does not invest in repurchase agreements, and is managed to provide distributions that may be exempt from state and local taxes.

In response to the continuing robust economic growth in the United States, the Federal Reserve Board (the "Fed") tightened monetary policy three times during the 12-month reporting period ended July 31, 2000. Following both the February and March Federal Open Market Committee (FOMC) meetings, the Fed raised rates by 25 basis points. This brought the federal funds target rate to 6.0% on March 21, 2000. Despite the rate increases, however, economic growth continued to be strong into the second quarter of the year. In fact, there were signs that inflationary pressures were building. The Fed then reacted more aggressively to the economic indicators and raised the federal funds target rate by 50 basis points following the May 16, 2000 FOMC meeting. Following this rate increase, growth appeared to slow, equity market gains moderated, and the Fed seemed content to let the effects of the prior rate hikes filter through the economy. The FOMC left rates unchanged following its June 28, 2000 meeting and the federal funds target rate ended the reporting period at 6.5%.

2 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality.

Gross Domestic Product (GDP) growth is a good example of the economic activity that confronted the Fed. Following exceptional growth of 5.7% and 7.3% in the third and fourth quarters of 1999, respectively, GDP growth in the first quarter of 2000 was 5.4% and preliminary second quarter GDP was measured at 5.3%. The second quarter number was much stronger than expected and resulted in an extraordinary 6% year-over-year growth rate. Labor markets remained tight during the reporting period as well. Year-to-date ending July 31, 2000, non-farm payrolls (ex-census workers) increased by an average of 182,000, the unemployment rate hovered between 4.0% and 4.1%, and average hourly earnings showed year-over-year growth of 3.7%. Inflation measures kept the lid on interest rate hikes and there were unprecedented increases in productivity growth. Energy prices had a roller coaster ride during the reporting period and the Consumer Price Index (CPI) followed its lead, rising as much as 0.7% in March and remaining flat in April. The Core CPI measure, excluding the food and energy sectors, was steadier and remained benign. Productivity gains were the real story, particularly in the second quarter. A lower than expected increase in hours worked, coupled with the jump in output, translated into a 5.3% gain in productivity and a 0.1% decline in unit labor costs. Unit labor costs were down 0.4% year-over-year, the first annual decline since 1984.

Movements in short-term rates through the reporting period reflected domestic economic activity and resulting Fed expectations. The yield on one-year agency discount note drifted up to the 6.60% level and traded around that level throughout April. Then, as the market began to anticipate a more aggressive Fed, yields increased substantially in May and peaked at 7.26% on June 2, 2000. Signs of a moderating economy and a steady Fed caused yields to decline and remain stable between 6.80% and 6.90% through June and July.

The fund was managed within a 35- to 45-day average maturity target range during the reporting period. We moved within that range according to relative value opportunities, comparing yields among investment alternatives for the fund. The fund remained barbelled in structure throughout the reporting period, combining short-term agency and floating rate securities with holdings of longer-term securities. For example, at period-end, 25% of the fund was invested in floating rate paper.

We will continue to monitor economic and market developments for signs that the recent interest rate increases have taken hold and for indications of what the next Fed action may be. We will attempt to derive an appropriate average maturity target range for the fund and to maximize performance through ongoing relative value analysis.

MUNICIPAL OBLIGATIONS FUND

Municipal Obligations Fund invests in high-quality, short-term, tax-exempt securities. Typical investments include, but are not limited to, variable rate demand notes, commercial paper equivalents, fixed-rate notes and bonds. Over the 12-month reporting period, the net assets of the fund increased from $535.3 million to $784.5 million, while the seven-day net yield increased from 3.22% to 4.30%3 for Institutional Shares and 2.97% to 4.05%3 for Institutional Service Shares. The average maturity of the fund as of July 31, 2000, was 34 days.

Over the 12-month reporting period, the Federal Reserve Board (the "Fed") increased interest rates three times, in February and March of 2000 by a quarter of a point each and in May by one half of one point. At the end of the reporting period, the federal funds target rate stood at 6.50%, its highest level since 1990. Over the past 13 months, the Fed has increased interest rates six times, moving the rate from 4.75% to 6.50%. The Fed has raised interest rates in an effort to slow the rapid pace of economic growth and prevent the emergence of late cycle inflationary pressures. At the end of the reporting period, the economy had finally begun to show signs of growth slowing to sustainable rates led by slower consumer spending. Strong productivity growth has played an important role in raising non-inflationary potential growth rates and in containing costs. Despite strong growth early in the reporting period and in 1999, meaningful inflationary pressures have yet to appear. Risks for the economy over the near-term include imbalances between demand and potential supply at a time when the available pool of workers continues to dwindle. The unemployment rate at the end of the reporting period remained at 4.0%, a 30-year low.

Interest rates in the tax-exempt money markets over the reporting period were influenced by the Fed's actions as well as the market's expectations of future actions. Supply and demand (cash inflows/outflows) imbalances also played a large role in the absolute level of municipal interest rates, as demand was rather strong early in the year and in June and July. Record tax payments by individuals in April resulted in considerable redemptions in the municipal money markets, leaving the market with a "low demand" overhang into mid-May. Over the reporting period, new supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on variable rate demand notes (VRDNs), which comprise over 80% of the fund's net assets, started the reporting period at a low of 2.97%, but traded in a range between 3.5% and 4.0% until April. In April, rates moved up sharply to over 5.80% before falling in mid-May to 4.25%. From May though July, VRDN range yields remained between 3.5% and 4.5% as demand stabilized and supply became more plentiful.

Going forward, the average maturity of the fund will continue to be managed in accordance with our expectations of neutral Fed policy. We plan to be selective in our buying of fixed-rate notes and slightly lengthen the average maturity of the fund to "lock-in" attractive fixed-rate note levels. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

PRIME CASH OBLIGATIONS FUND

Prime Cash Obligations Fund invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past year, we have seen strong economic growth in the United States. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 175 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month, we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

Thirty-day commercial paper started the reporting period at 5.11% on August 1, 1999, and then increased in anticipation of the federal funds target rate increases. Thirty-day commercial paper rates on July 31, 2000, were 6.55%.

The target average maturity range for the fund remained at 40-50 days throughout the entire time period. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the 12-month reporting period ended July 31, 2000, the net assets of the fund increased from $3.1 billion to $3.7 billion, while the seven-day net yield increased from 4.96% to 6.51%3 for Institutional Shares and 4.71% to 6.26%3 for Institutional Service Shares. The average maturity of the fund on July 31, 2000, was 51 days.

PRIME VALUE OBLIGATIONS FUND

Prime Value Obligations Fund invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past year, we have seen strong economic growth in the United States. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 175 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month, we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

Thirty-day commercial paper started the reporting period at 5.11% on August 1, 1999, and then increased in anticipation of the federal funds target rate increases. Thirty-day commercial paper rates on July 31, 2000, were 6.55%.

The target average maturity range for the fund remained at 40-50 days throughout the entire reporting period. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the 12-month reporting period ended July 31, 2000, the net assets of the fund increased from $2.1 billion to $3.0 billion, while the seven-day net yield increased from 4.99% to 6.54%3 for Institutional Shares and 4.74% to 6.29%3 for Institutional Service Shares. The average maturity of the fund as of July 31, 2000, was 54 days.

TAX-FREE OBLIGATIONS FUND

Tax-Free Obligations Fund invests in high-quality, short-term tax-exempt securities. Typical investments include, but are not limited to, variable rate demand notes, commercial paper equivalents, and fixed-rate notes and bonds. Over the 12-month reporting period, the net assets of the fund increased from $3.5 billion to $3.6 billion, while the seven-day net yield increased from 3.00% to 4.09%3 for Institutional Shares and 2.75% to 3.84%3 for Institutional Service Shares. The average maturity of the fund on July 31, 2000, was 43 days.

3 Past performance does not guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Over the 12-month reporting period, the Federal Reserve Board (the "Fed") increased interest rates by 1.5% on five separate occasions. At the end of the reporting period, the federal funds target rate stood at 6.50%, its highest level since 1990. The Fed has raised interest rates in an effort to slow the rapid pace of economic growth and prevent the emergence of late cycle inflationary pressures. At the end of the reporting period, the economy had finally begun to show signs of growth slowing to sustainable rates led by slower consumer spending. Strong productivity growth has played an important role in raising non-inflationary potential growth rates and in containing costs. Despite strong growth early in the reporting period and in 1999, meaningful inflationary pressures have yet to appear. Risks for the economy over the near-term include imbalances between demand and potential supply at a time when the available pool of workers continues to dwindle. The unemployment rate at the end of the reporting period remained at 4.0%, a 30 year low.

Interest rates in the tax-exempt money markets over the reporting period were influenced by the Fed's actions as well as the market's expectations of future actions. Supply and demand (cash inflows/outflows) imbalances also played a large role in the absolute level of municipal interest rates, as demand was rather strong early in the year and in June and July. Record tax payments by individuals in April resulted in considerable redemptions in the municipal money markets leaving the market with a "low demand" overhang into mid-May. Over the reporting period, new supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on variable rate demand notes (VRDNs), which comprise 77% of the fund's net assets, started the reporting period at 2.96%, but drifted slowly upward until December, trading in a range between 3.50% and 4.00%. In late December, yields spiked higher to over 5.50%, reflecting the reluctance of dealers to position these instruments over year-end. Strong demand in January brought yields down to 3.00%. From January to April, rates again traded in a range between 3.50%-4.00%. In April, rates moved up sharply to over 5.80% before falling in mid-May to 4.25%. From May through July, VRDN yields remained range bound between 3.50% and 4.50% as demand stabilized and supply became more plentiful.

Going forward, the average maturity of the fund will continue to be managed in accordance with our expectations of a neutral monetary policy. We plan to be selective in our buying of fixed rate notes and to slightly lengthen the average maturities on the fund as we take advantage of the summer cash flow notes. We continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments
Government Obligations Fund

JULY 31, 2000

Principal Amount			Value
		SHORT-TERM OBLIGATIONS--46.4%
$59,000,000	[1]	Federal Farm Credit Bank, Discount Notes, 5.940% - 6.290%, 1/23/2001 - 4/3/2001	$56,962,008
38,000,000	[1]	Federal Home Loan Bank, Discount Notes, 5.950%, 1/12/2001	36,969,989
386,000,000	[2]	Federal Home Loan Bank, Floating Rate Notes, 6.426% - 6.523%, 8/1/2000 - 8/15/2000	385,807,301
258,000,000		Federal Home Loan Bank, Notes, 5.750% - 7.150%, 9/28/2000 - 6/29/2001	257,943,134
422,000,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 5.410% - 6.550%, 8/4/2000 - 5/2/2001	416,151,034
148,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Notes, 6.410% - 6.420%, 8/21/2000	147,903,272
54,500,000		Federal Home Loan Mortgage Corp., Notes, 7.080% - 7.190%, 7/5/2001 - 8/14/2001	54,496,133
502,693,000	[1]	Federal National Mortgage Association, Discount Notes, 6.090% - 6.550%, 8/17/2000 - 1/25/2001	495,956,543
587,000,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 6.280% - 6.590%, 8/5/2000 - 9/1/2000	586,726,327
162,800,000		Federal National Mortgage Association, Notes, 5.000% - 7.250%, 1/11/2001 - 5/25/2001	162,583,660
155,159,000		Housing and Urban Development, Floating Rate Notes, 6.978%, 8/1/2001	155,159,000
504,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 6.505% - 6.887%, 8/1/2000	503,907,477
24,800,000		Student Loan Marketing Association, Notes, 6.045%, 11/3/2000	24,796,242

		TOTAL SHORT-TERM OBLIGATIONS	3,285,362,120

		REPURCHASE AGREEMENTS--54.9%[3]
1,465,000,000		Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	1,465,000,000
210,000,000		Barclays Capital, Inc., 6.630%, dated 7/31/2000, due 8/1/2000	210,000,000
50,000,000		Barclays Capital, Inc., 6.680%, dated 7/31/2000, due 8/1/2000	50,000,000
175,000,000		Countrywide Securities Corp., 6.630%, dated 7/31/2000, due 8/1/2000	175,000,000
182,000,000	[4]	Deutsche Bank AG, 6.500%, dated 7/6/2000, due 8/7/2000	182,000,000
169,000,000	[4]	Deutsche Bank AG, 6.500%, dated 7/19/2000, due 8/18/2000	169,000,000
145,000,000		First Union Capital Markets, 6.630%, dated 7/31/2000, due 8/1/2000	145,000,000
198,000,000	[4]	Goldman Sachs Group, LP, 6.500%, dated 7/10/2000, due 8/9/2000	198,000,000
100,000,000		Goldman Sachs Group, LP, 6.630%, dated 7/31/2000, due 8/1/2000	100,000,000
252,000,000	[4]	Lehman Brothers, Inc., 6.550%, dated 6/12/2000, due 8/11/2000	252,000,000
225,000,000		Morgan Stanley Group, Inc., 6.625%, dated 7/31/2000, due 8/1/2000	225,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$255,000,000		Paribas Corp., 6.630%, dated 7/31/2000, due 8/1/2000	$255,000,000
350,000,000		Salomon Smith Barney, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	350,000,000
25,000,000		Warburg Dillon Read LLC, 6.520%, dated 7/31/2000, due 8/1/2000	25,000,000
83,753,000		Warburg Dillon Read LLC, 6.570%, dated 7/31/2000, due 8/1/2000	83,753,000

		TOTAL REPURCHASE AGREEMENTS	3,884,753,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$7,170,115,120

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,074,292,820) at July 31, 2000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Government Obligations Tax Managed Fund

JULY 31, 2000

Principal Amount			Value
		GOVERNMENT AGENCIES--101.5%
$14,200,000		Federal Farm Credit Bank, Notes, 6.350%, 2/1/2001	$14,187,074
592,299,000	[1]	Federal Farm Credit Bank, Discount Notes, 5.940% - 6.710%, 8/3/2000 - 6/1/2001	586,716,459
74,000,000	[2]	Federal Farm Credit Bank, Floating Rate Notes, 6.465%, 8/1/2000	73,989,845
187,780,000		Federal Home Loan Bank, Notes, 5.390% - 7.150%, 9/1/2000 - 6/29/2001	187,672,780
1,231,296,000	[1]	Federal Home Loan Bank, Discount Notes, 6.050% - 6.550%, 8/1/2000 - 1/24/2001	1,221,448,778
355,500,000	[2]	Federal Home Loan Bank, Floating Rate Notes, 6.426% - 6.587%, 8/1/2000 - 11/1/2000	355,372,976
9,000,000		Student Loan Marketing Association, Notes, 6.045%, 11/3/2000	8,998,636
81,250,000	[1]	Student Loan Marketing Association, Discount Note, 6.390%, 8/22/2000	80,947,141
249,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 6.505% - 6.887%, 8/1/2000	248,957,547
136,500,000	[2]	Student Loan Marketing Association, Master Note, 6.537%, 8/1/2000	136,500,000
374,000,000	[1]	Tennessee Valley Authority, Discount Notes, 6.330% - 6.410%, 8/2/2000 - 9/8/2000	372,642,169

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$3,287,433,405

1 The issue shows the rate of discount at time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,239,345,217) at July 31, 2000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Municipal Obligations Fund

JULY 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		Alabama--1.7%
$3,000,000		Birmingham, AL IDA, Series 1997, Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$3,000,000
5,600,000		Columbia, AL IDB, Series 1999 C, Daily VRDNs (Alabama Power Co.)	5,600,000
5,000,000		Hoover, AL Board of Education, Series 1999 C, 3.80% BANs, 8/1/2000	5,000,000

		TOTAL	13,600,000

		Arizona--0.5%
1,940,000		Phoenix, AZ IDA, PT-1032 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,940,000
1,800,000		Yuma County, AZ Airport Authority, Inc., Series 1997 A, Weekly VRDNs (Bank One, Arizona N.A. LOC)	1,800,000

		TOTAL	3,740,000

		Arkansas--1.8%
1,000,000		Arkadelphia, AR IDRB, Series 1996, Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank AS LOC)	1,000,000
4,000,000		Arkansas Development Finance Authority, Series 1995, Weekly VRDNs (Paco Steel & Engineering Corporation Project)/(Union Bank of California LOC)	4,000,000
1,600,000		Hope, AR Solid Waste Disposal Revenue Bonds, Series 1994, 4.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 9/8/2000	1,600,000
7,400,000		Siloam Springs, AR IDRB, Series 1994, Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,400,000

		TOTAL	14,000,000

		California--0.5%
4,000,000		Los Angeles, CA Unified School District, Series FR/RI-A19, Weekly VRDNs (Bank of New York LIQ)	4,000,000

		Colorado--1.1%
8,500,000		Denver (City & County), CO Single Family Mortgage, Roaring Fork, Series 1999-4, Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,500,000

		District of Columbia--1.3%
3,000,000		District of Columbia Housing Finance Agency, Series 2000 E, 4.60% TOBs (Trinity Funding Co.), Mandatory Tender 7/10/2001	3,000,000
7,500,000		District of Columbia Housing Finance Agency, Roaring Fork, Series 1999-7, Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	7,500,000

		TOTAL	10,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--2.8%
$9,561,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), Series 1999-5, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$9,561,000
8,675,000		Escambia County, FL HFA, PT-121 Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, SA LIQ)	8,675,000
3,500,000		Jacksonville, FL IDA, IDRB, Series 1996, Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	3,500,000

		TOTAL	21,736,000

		Georgia--7.4%
9,500,000		Clayton County, GA Development Authority, Series 1994, Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank N.A., New York LOC)	9,500,000
10,000,000		Clayton County, GA Housing Authority, Series 2000, Villages at Lake Ridge Apartments, Weekly VRDNs (Timber Mills Partners, LP)/(Amsouth Bank N.A., Birmingham LOC)	10,000,000
5,000,000		Crisp County - Cordele, GA IDA, Series 2000, Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	5,000,000
8,795,000		Crisp County, GA Solid Waste Management Authority, Series 1998, Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	8,795,000
6,740,000		Franklin County, GA Industrial Building Authority, Series 1995, Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	6,740,000
2,300,000		Rome-Floyd County, GA Development Authority, Series 2000 A, Weekly VRDNs (Packaging Products Corp.)/(Commerce Bank, Kansas City, N.A. LOC)	2,300,000
13,750,000		Savannah, GA EDA, Series 1995 A, Weekly VRDNs (Home Depot, Inc.)	13,750,000
2,000,000		Savannah, GA EDA, Series 2000, Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000

		TOTAL	58,085,000

		Hawaii--1.4%
11,000,000		Honolulu, HI City & County, Series 1999, Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	11,000,000

		Illinois--6.5%
3,960,000	[2]	Chicago, IL Single Family Mortgage, PT-290, 3.90% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 10/5/2000	3,960,000
3,100,000		Chicago, IL Series 1997, Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	3,100,000
10,500,000		Chicago, IL Chicago Midway Airport Special Facility Revenue Bonds, Series 1998, 4.70% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2000	10,500,000
3,000,000		Chicago, IL Gas Supply Revenue Bonds, 1993 Series B, 4.05% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 12/1/2000	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$1,200,000		Galva, IL Series 1999, Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$1,200,000
6,000,000		Illinois Development Finance Authority, Series 1997, Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	6,000,000
2,000,000		Illinois Development Finance Authority, EDRB, Series 1995, Weekly VRDNs (Evapco, Inc. Project)/(Bank of America, N.A. LOC)	2,000,000
3,000,000		Illinois Development Finance Authority, IDRB, Series 1995, Weekly VRDNs (Dickson Weatherproof Nail Co.)/(Bank of America, N.A. LOC)	3,000,000
11,765,000		Illinois Housing Development Authority, PT-7 Weekly VRDNs (AMBAC INS) (Commerzbank AG, Frankfurt LIQ)	11,765,000
1,620,000		Martinsville, IL IDRB, Series 1995, Weekly VRDNs (PAP-R Products Company Project)/(Bank One, Illinois, N.A. LOC)	1,620,000
2,415,000		Peoria, IL, Series 1995, Weekly VRDNs (Praise and Leadership Elementary School)/(Bank One, Illinois, N.A. LOC)	2,415,000
2,230,000		Rockford, IL EDRB, 4.20% TOBs (Independence Village of Rockford)/(U.S. Bank, NA, Minneapolis LOC), Optional Tender 12/1/2000	2,230,000

		TOTAL	50,790,000

		Indiana--3.5%
1,750,000		Clarksville, IN, Series 1997, Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,750,000
3,435,000		Elkhart County, IN, Series 1997, Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,435,000
1,500,000		Huntington, IN, Series 1999, Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
2,500,000		Indiana State Educational Facilities Authority, Series 2000 A, 4.90% BANs (Wabash College), 5/3/2001	2,506,289
3,400,000		Indianapolis, IN, Series 1999, Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
2,105,000		Kendallville, IN IDRB, Series 1995, Weekly VRDNs (Rivnut Real Estate, Ltd. Project)/(National City Bank, Ohio LOC)	2,105,000
1,385,000		Richmond, IN EDRBs, Series 1996, Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One, Indiana, N.A. LOC)	1,385,000
4,000,000		Rushville, IN, Series 1996, Weekly VRDNs (Fujitsu Ten Corp. of America)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	4,000,000
4,000,000		Westfield, IN IDR, Series 1998, Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	4,000,000
3,200,000		Whitley County, IN, Series 1999, Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,200,000

		TOTAL	27,281,289

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Iowa--0.3%
$2,000,000		Iowa Falls, IA, Series 1998, Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	$2,000,000

		Kansas--1.9%
1,900,000		Olathe, KS IDRB, Series 1995, Weekly VRDNs (Garmin International, Inc. Project)/(Bank of America, N.A. LOC)	1,900,000
12,995,000		Sedgwick & Shawnee Counties, KS, Series 1999 W, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	12,995,000

		TOTAL	14,895,000

		Kentucky--0.7%
1,610,000		Jefferson County, KY Industrial Building Revenue Bonds, Series 1995, Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,610,000
3,960,000		Paris, KY Weekly VRDNs (Monessen Holdings, LLC)/(Bank One, Kentucky LOC)	3,960,000

		TOTAL	5,570,000

		Louisiana--1.7%
3,500,000		Jefferson Parish, LA Home Mortgage Authority, Series 2000 D-2, 4.65% BANs (Caisse des Depots et Consignations (CDC), Paris INV), 6/28/2001	3,500,000
5,000,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, Series 1995 A, Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City, Pennsylvania LOC)	5,000,000
3,400,000		Louisiana HFA, Trust Receipts, Series 1999 FR/RI-52, Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA IDB, Series 1998, Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	13,500,000

		Maine--1.5%
4,600,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet Bank of Maine LOC)	4,600,000
3,000,000		Biddeford, ME, Series 2000, Weekly VRDNs (Volk Packaging)/(Fleet Bank of Maine LOC)	3,000,000
1,800,000		Trenton, ME, Series 1998, Weekly VRDNs (Hinckley Co.)/(KeyBank, N.A. LOC)	1,800,000
2,465,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet Bank of Maine LOC)	2,465,000

		TOTAL	11,865,000

		Maryland--2.6%
2,448,000		Frederick County, MD, Series 1998A, Weekly VRDNs (Thogar, LLC)/(Allfirst LOC)	2,448,000
6,500,000		Harford County, MD, Series 1989, Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst LOC)	6,500,000
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (1989 Issue) Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst LOC)	1,386,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$4,375,000		Maryland Industrial Development Financing Authority, Special Facility Airport Revenue Bonds, Series 1999, 4.70% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2000	$4,375,000
2,520,000		Maryland State Community Development Administration, Series 1990 A, Weekly VRDNs (College Estates)/(Allfirst LOC)	2,520,000
2,950,000		Maryland State Community Development Administration, Series 1990 B, Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	2,950,000

		TOTAL	20,179,000

		Massachusetts--0.9%
4,850,000		Fall River, MA, 5.25% BANs, 6/1/2001	4,863,484
2,500,000		Massachusetts IFA, IDRB, Series 1995, Weekly VRDNs (Dunsirn Industries, Inc. Project)/(Firstar Bank, N.A. LOC)	2,500,000

		TOTAL	7,363,484

		Minnesota--2.5%
1,350,000		Blaine, MN, Series 1997, Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,350,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower, Series 1999, 5.51% TOBs (Bank of America, N.A.), Optional Tender 5/1/2001	3,600,000
4,000,000		Coon Rapids, MN, Series 1999, Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
2,500,000		Minneapolis, MN IDA, Series 1999, Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
2,560,000		Savage, MN, Series 1998, Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,560,000
1,740,000		Springfield, MN, Series 1998, Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,740,000
2,250,000		White Bear Lake, MN, Series 1999, Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000
2,000,000		White Bear Lake, MN, Century Townhomes, Series 1997, 5.795% TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender 6/1/2001	2,000,000

		TOTAL	20,000,000

		Mississippi--4.2%
6,400,000		Mississippi Business Finance Corp., Series 1995, Weekly VRDNs (Mississippi Baking Company LLC Project)/(Allfirst LOC)	6,400,000
5,400,000		Mississippi Business Finance Corp., Series 1995, Weekly VRDNs (Schuller International, Inc.)/(Bank of New York LOC)	5,400,000
7,500,000		Mississippi Home Corp., Multifamily Housing Adjustable/Fixed Rate Revenue Bonds, Series 1997, Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--continued
$9,790,000		Mississippi Regional Housing Authorithy No. II, Series 1998, 4.00% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2000	$9,790,000
4,000,000		Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A. LOC)	4,000,000

		TOTAL	33,090,000

		Missouri--1.2%
1,750,000		Kansas City, MO IDA, Series 1999, Weekly VRDNs (B&B Investments LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,750,000
1,545,000		Springfield, MO IDA, Series 1999, Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,545,000
1,000,000		St. Louis, MO IDA, Series 1997, Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000
5,000,000		St. Louis, MO IDA, Homer G. Phillips Dignity House, Series 1999, 5.70% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	5,000,000

		TOTAL	9,295,000

		Montana--1.1%
8,500,000		Forsyth, Rosebud County, MT PCR, Daily VRDNs (Pacificorp)/(Deutsche Bank AG LOC)	8,500,000

		Multi State--9.3%
20,000,000		Charter Mac Floater Certificates Trust I, (Fifth Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	20,000,000
2,000,000		Charter Mac Floater Certificates Trust I, (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	2,000,000
6,000,000		Charter Mac Floater Certificates Trust I, (Sixth Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	6,000,000
22,100,000		Charter Mac Floater Certificates Trust I, (Third Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQ)	22,100,000
22,886,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) Series 1999-3, Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	22,886,000

		TOTAL	72,986,000

		Nebraska--2.4%
3,000,000		Douglas County, NE, Series 2000, Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
4,650,000		Douglas County, NE IDRB, Series 1997, Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nebraska--continued
$3,970,000		Nebraska Investment Finance Authority, Series 2000-O, Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$3,970,000
6,995,000		Nebraska Investment Finance Authority, MERLOTS, Series 1999 A, Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	6,995,000

		TOTAL	18,615,000

		Nevada--0.2%
500,000		Nevada State Department of Community & Industrial Development Weekly VRDNs (Kinplex Company)/(Credit Commercial De France, Paris LOC)	500,000
855,000		Sparks, NV Industrial Development Revenue Bonds, Series 1996, Weekly VRDNs (The Antioch Publishing Co. Project)/(National City Bank, Ohio LOC)	855,000

		TOTAL	1,355,000

		New Hampshire--0.4%
3,475,000		New Hampshire Business Finance Authority, IDRB, Series A, Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	3,475,000

		New Jersey--2.5%
2,500,000		Egg Harbor Township, NJ Board of Education, 5.50% BANs, 6/1/2001	2,512,889
3,560,150		Haddonfield, NJ, 5.370% BANs, 5/31/2001	3,572,123
3,000,000		Livingston Township, NJ Board of Education, 5.00% BANs, 3/7/2001	3,005,198
4,795,000	[2]	New Jersey Housing & Mortgage Financing Authority, (PT-285), 3.80% TOBs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 8/10/2000	4,795,000
6,000,000		Trenton, NJ, 5.375% BANs, 5/18/2001	6,021,547

		TOTAL	19,906,757

		New Mexico--2.7%
4,460,000		Albuquerque, NM, Series 1996, Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,460,000
5,000,000		Los Lunas Village, NM, Series 1998, Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	5,000,000
11,600,000		New Mexico Mortgage Finance Authority, Roaring Forks Class A Certificates, Series 2000-1, Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	11,600,000

		TOTAL	21,060,000

		New York--3.9%
11,300,000		New York City, NY (PA-156) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	11,300,000
5,000,000		New York State Local Government Assistance Corp., Bonds, Series 1993A, Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,000,000		New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$10,000,000
4,000,000		VRDC/IVRC Trust, Series 1993 B, Weekly VRDNs (Metropolitan Transportation Authority, NY)/(AMBAC INS)/(Citibank N.A., NY LIQ)	4,000,000

		TOTAL	30,300,000

		North Carolina--2.0%
10,995,000	[2]	North Carolina State, (PT-413), 4.55% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	10,995,000
4,600,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority Daily VRDNs (Carolina Power & Light Co.)/(SunTrust Bank LOC)	4,600,000

		TOTAL	15,595,000

		Ohio--2.2%
2,735,000		Cuyahoga County, OH IDA, Series 1997, Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,735,000
1,500,000		Mahoning County, OH IDA, Series 1999, Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	1,500,000
2,250,000		Medina County, OH, Series 1998, Weekly VRDNs (Mack Industries)/(Huntington National Bank, Columbus, OH LOC)	2,250,000
2,800,000		Mentor, OH Adjustable Rate IDRBs, Series 1997, Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(KeyBank, N.A. LOC)	2,800,000
970,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One, N.A. (Ohio) LOC)	970,000
3,500,000		Wood County, OH, Series 1999, Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000
3,490,000		Youngstown, OH, Adjustable Rate Demand IDRBs, Series 1996A, Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	3,490,000

		TOTAL	17,245,000

		Oklahoma--1.2%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(BNP Paribas LOC)	6,000,000
3,000,000		Cleveland County, OK Home Loan Authority, Tecumseh Pointe Apartments, 5.70% TOBs (HSBC Bank USA), Mandatory Tender 3/1/2001	3,000,000

		TOTAL	9,000,000

		Oregon--0.0%
330,000		Oregon State, EDRBs, Series1988B, Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	330,000

		Pennsylvania--0.6%
5,000,000		Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds, Series 1992A, 4.70% TOBs (International Paper Co.), Optional Tender 1/15/2001	5,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--3.6%
$1,700,000		Berkeley County, SC IDB, Series 1989, Weekly VRDNs (W.W. Williams Co. Project)/(Bank One, N.A. (Ohio) LOC)	$1,700,000
14,100,000		Berkeley County, SC IDB, Series 1998, Weekly VRDNs (Nucor Corp.)	14,100,000
3,690,000		South Carolina Job Development Authority Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,690,000
200,000		South Carolina Job Development Authority, Series 1988B, Weekly VRDNs (Seacord Corp.)/(Credit Commercial De France, Paris LOC)	200,000
450,000		South Carolina Job Development Authority, Series 1990, Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	450,000
850,000		South Carolina Job Development Authority, Series 1990, Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	850,000
500,000		South Carolina Job Development Authority, Series 1990, Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	500,000
3,700,000		South Carolina Job Development Authority, Series 1996, Weekly VRDNs (PVC Container Corp. Project)/(Fleet Bank N.A. LOC)	3,700,000
660,000		South Carolina Job Development Authority, Series B, Weekly VRDNs (Osmose Wood Preserving)/(Credit Commercial De France, Paris LOC)	660,000
2,620,000		York County, SC IDA, IDRBs, Series1989, Weekly VRDNs (Sediver Inc.)/(BNP Paribas LOC)	2,620,000

		TOTAL	28,470,000

		South Dakota--2.2%
11,055,000		South Dakota Housing Development Authority, (CDC-2000 D) Weekly VRDNs (Caisse des Depots et Consignations (CDC), Paris LIQ)	11,055,000
4,230,000		South Dakota Housing Development Authority, Series 1999I, 3.85% BANs, 9/28/2000	4,230,000
2,000,000		South Dakota Housing Development Authority, Series G, 4.60% BANs, 6/28/2001	2,000,000

		TOTAL	17,285,000

		Tennessee--2.7%
4,000,000		Carter County, TN IDB, Series 1983, Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	4,000,000
1,500,000		Cheatham County, TN IDB, Series 1997B, Weekly VRDNs (Triton Boat Co.)/(First American National Bank, Nashville, TN LOC)	1,500,000
2,000,000		Covington, TN IDB, Series 1992, Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
4,670,000		Hawkins County, TN IDB, Series 1995, Weekly VRDNs (Sekisui Ta Industries, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	4,670,000
1,750,000		Knox County, TN IDB, Series 1996, Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$4,000,000		Morristown, TN IDB, Series 1999, Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	$4,000,000
2,600,000		Shelby County, TN Health Education & Housing Facilities Board, Multifamily Housing Revenue Bonds, Series 1988, Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	2,600,000
700,000		South Pittsburg, TN IDB, Series 1996, Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	700,000

		TOTAL	21,220,000

		Texas--9.5%
7,400,000		ABIA Development Corp., TX (PT-117) Weekly VRDNs (Austin Airport)/(Asset Guaranty INS)/(Merrill Lynch & Co., Inc. LIQ)	7,400,000
15,750,000		ABN AMRO MuniTOPS Certificates Trust (Multistate AMT), Series 1998-15, Weekly VRDNs (Houston, TX Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	15,750,000
1,600,000		Angelina and Neches River Authority, Texas, Waste Disposal Revenue Bonds, Series 1998, 4.55% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 8/7/2000	1,600,000
12,000,000		Austin, TX Airport System, MERLOTS, Series 2000 J, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
7,000,000		Colorado County, TX IDC, Series 2000, Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
6,500,000		Harris County, TX HFDC, Series 1997 A, Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQ)	6,500,000
2,100,000		Lubbock, TX IDC, Daily VRDNs (McLane Co., Inc.)/(Bank of America, N.A. LOC)	2,100,000
8,000,000		McAllen, TX IDA, Series 1998, Weekly VRDNs (NiTek McAllen, LLC)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	8,000,000
4,545,000		Saginaw, TX IDA, Series 1998, Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,545,000
5,500,000		Tarrant County, TX IDC, Series 1997, Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)	5,500,000
3,850,000		Waxahachie, TX IDA, Series 1998, Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	74,245,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--2.2%
$3,000,000		Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue, ACES, Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust Bank LOC)	$3,000,000
4,200,000		Dinwiddie County, VA IDA, Series 1999A, Daily VRDNs (Chaparral Steel Co.)/(Bank of America, N.A. LOC)	4,200,000
4,000,000		Fairfax County, VA EDA, Series A, 5.55% Bonds (Ogden Martin Systems of Fairfax, Inc.)/(AMBAC INS), 2/1/2001	4,021,197
6,000,000		Halifax, VA IDA, MMMs, PCR, 4.05% CP (Virginia Electric Power Co.), Mandatory Tender 8/10/2000	6,000,000

		TOTAL	17,221,197

		Washington--0.9%
4,000,000	[2]	Washington State (PT-1187), 3.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/19/2000	4,000,000
3,000,000		Yakima County, WA Public Corp., Series 1999, Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	3,000,000

		TOTAL	7,000,000

		West Virginia--1.9%
2,335,000		Berkeley County, WV County Commission, Series 1994, Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,335,000
1,750,000		West Virginia Public Energy Authority, Energy Revenue Bonds, Series 1989 A, 4.00% CP (Morgantown Energy Associates) /(Dexia Credit Local de France LOC), Mandatory Tender 8/10/2000	1,750,000
11,150,000		West Virginia Public Energy Authority, Energy Revenue Bonds, Series 1989 A, 4.35% CP (Morgantown Energy Associates) /(Dexia Credit Local de France LOC), Mandatory Tender 8/8/2000	11,150,000

		TOTAL	15,235,000

		Wisconsin--1.9%
3,000,000		La Crosse, WI IDA, Series 2000, Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
2,000,000		Milwaukee, WI, Series 1997, 4.70% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2000	2,000,000
5,000,000		Milwaukee, WI, Trust Receipts, Series 2000 FR/RI-A8, Weekly VRDNs (Bank of New York LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,000,000		New Berlin, WI, Series 1997A, Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	$1,000,000
4,080,000		Sussex, WI IDB, Series 2000, Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,080,000

		TOTAL	15,080,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$780,113,727

Securities that are subject to alternative minimum tax represent 87.2% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs" ) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2000, the portfolio securities were as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.8%	2.2%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At July 31, 2000, these securities amounted to $23,750,000 which represents 3.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($784,475,782) at July 31, 2000.

Following the Portfolios of Investments is a glossary of acronyms used throughout the portfolios.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

JULY 31, 2000

Principal Amount		Value
	SHORT-TERM NOTES--12.4%
	Banking--4.9%
$30,000,000	Bank One, Illinois, N.A., 6.025% - 6.070%, 10/10/2000 - 11/13/2000	$29,994,938
63,000,000	Bank One, N.A., 6.860%, 1/10/2001 - 1/12/2001	63,000,000
73,200,000	Bank of America, N.A., 6.870%, 12/22/2000 - 1/17/2001	73,200,000
16,000,000	Westpac Banking Corp. Ltd., Sydney, 6.220%, 11/30/2000	15,995,901

	TOTAL	182,190,839

	Finance - Automotive--0.4%
14,399,243	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	14,399,243

	Finance - Commercial--5.8%
55,100,000	Beta Finance, Inc., 7.110% - 7.240%, 5/8/2001 - 7/24/2001	55,100,000
161,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.000% - 7.125%, 8/11/2000 - 7/24/2001	161,000,000

	TOTAL	216,100,000

	Finance - Equipment--0.7%
13,411,559	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	13,412,003
483,882	Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%, 10/18/2000	483,882
11,794,051	Copelco Capital Funding LLC Series 2000-A, Class A-1, 6.507%, 5/14/2001	11,794,051

	TOTAL	25,689,936

	Insurance--0.6%
4,145,363	Americredit Automobile Receivables Trust 2000-A, Class A1, 6.040%, 2/5/2001	4,145,363
18,194,631	Continental Auto Receivables Owner Trust 2000-A, Class A-1, (Insured by MBIA), 6.445%, 4/15/2001	18,194,631

	TOTAL	22,339,994

	TOTAL SHORT-TERM NOTES	460,720,012

	CERTIFICATES OF DEPOSIT--8.3%
	Banking--8.3%
1,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	999,761
38,200,000	Australia & New Zealand Banking Group, Melbourne, 6.310% - 6.540%, 9/13/2000 - 10/27/2000	38,189,327
10,000,000	BNP Paribas, 6.410%, 10/13/2000	9,988,936
50,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	49,990,460
11,000,000	Bayerische Landesbank Girozentrale, 5.930% - 6.870%, 10/2/2000 - 4/3/2001	10,994,007
Principal Amount		Value
	CERTIFICATES OF DEPOSIT--continued
	Banking--continued
$3,000,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	$2,998,711
10,000,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	9,998,138
10,000,000	Deutsche Bank AG, 6.700%, 2/5/2001	9,997,557
10,000,000	Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	9,998,728
50,000,000	Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	50,001,114
60,200,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.120%, 3/22/2001 - 5/4/2001	60,187,491
55,000,000	UBS AG, 6.020% - 6.950%, 11/13/2000 - 5/2/2001	54,990,174

	TOTAL CERTIFICATES OF DEPOSIT	308,334,404

	COMMERCIAL PAPER--45.0%[1]
	Banking--21.8%
10,000,000	Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London), 6.760%, 11/27/2000	9,778,422
135,003,000	Barton Capital Corp., 6.520% - 6.530%, 8/8/2000 - 8/11/2000	134,793,211
25,000,000	Commonwealth Bank of Australia, Sydney, 6.235%, 10/13/2000	24,683,920
41,000,000	Den Danske Bank A/S, 6.245%, 10/10/2000	40,502,135
65,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 6.030% - 6.630%, 8/3/2000 - 12/26/2000	64,432,774
19,500,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 6.510%, 8/21/2000	19,429,475
10,000,000	Internationale Nederlanden U.S. Funding Corp., (Guaranteed by ING Bank N.V.), 6.370%, 12/28/2000	9,736,353
19,902,000	Market Street Funding Corp., (PNC Bank, N.A. SA), 6.530%, 8/15/2000	19,851,460
190,000,000	Park Avenue Receivables Corp., 6.520%, 8/8/2000 - 8/22/2000	189,518,244
86,285,000	Three Rivers Funding Corp., 6.510% - 6.530%, 8/16/2000 - 8/22/2000	86,006,208
85,000,000	Variable Funding Capital Corp., 6.530%, 8/25/2000	84,629,967
101,500,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000 - 12/4/2000	99,345,069
28,715,000	Wood Street Funding Corp., 6.530%, 8/8/2000	28,678,540

	TOTAL	811,385,778

	Electric Power--1.1%
41,325,000	Southern Electric Generating Co. 6.650%, 9/12/2000	41,004,387

	Finance - Commercial--7.7%
131,000,000	Eureka Securitization, Inc., 6.520% - 6.530%, 8/4/2000 - 8/21/2000	130,647,797
150,000,000	Falcon Asset Securitization Corp., 6.510% - 6.520%, 8/11/2000 - 8/28/2000	149,633,528
10,000,000	General Electric Capital Corp., 6.070%, 8/18/2000	9,971,336

	TOTAL	290,252,661

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--5.6%
$182,853,000	Amsterdam Funding Corp., 6.530% - 6.550%, 8/1/2000 - 8/14/2000	$182,666,531
25,000,000	Windmill Funding Corp., 6.520%, 8/3/2000	24,990,944

	TOTAL	207,657,475

	Insurance--8.8%
125,000,000	Galaxy Funding, Inc., 6.540% - 6.570%, 8/3/2000 - 8/24/2000	124,662,901
20,000,000	Marsh USA, Inc., 6.240%, 10/10/2000	19,757,333
182,950,000	Sheffield Receivables Corp., 6.520% - 6.530%, 8/4/2000 - 8/21/2000	182,539,752

	TOTAL	326,959,986

	TOTAL COMMERCIAL PAPER	1,677,260,287

	LOAN PARTICIPATION--5.0%
	Electrical Equipment--0.5%
16,700,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.810%, 5/17/2001	16,700,000

	Finance - Automotive--2.7%
50,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.610%, 8/7/2000	50,000,000
53,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.674% - 6.723%, 10/2/2000	52,392,411

	TOTAL	102,392,411

	Food & Beverage--0.5%
20,000,000	Sara Lee Corp., 6.550%, 8/10/2000	20,000,000

	Oil & Oil Finance--1.3%
50,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.610%, 8/10/2000	50,000,000

	TOTAL LOAN PARTICIPATION	189,092,411

	VARIABLE RATE OBLIGATIONS--28.4%[2]
	Banking--14.4%
3,000,000	6380 Brackbill Associates LP, Series 2000, (Allfirst LOC), 6.670%, 8/4/2000	3,000,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 6.606%, 8/15/2000	24,983,033
2,000,000	Albuquerque, NM, Series 1997, El Canto, Inc., (Norwest Bank, Minnesota, N.A. LOC), 6.960%, 8/3/2000	2,000,000
50,000,000	Bayerische Landesbank Girozentrale, 6.579%, 8/2/2000	49,977,186
1,275,000	Beech Grove, IN, Series 1997, Poster Display Co, Project, (Bank One, Indiana, N.A. LOC), 6.700%, 8/3/2000	1,275,000
6,000,000	Bing Steel Management, Inc., Series 2000, (Michigan National Bank, Farmington Hills LOC), 6.720%, 8/2/2000	6,000,000
Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Banking--continued
$1,745,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 6.620%, 8/20/2000	$1,745,000
5,100,000	Capital One Funding Corp., Series 1993-A, (Bank One Ohio, N.A. LOC), 6.700%, 8/3/2000	5,100,000
21,044,000	Capital One Funding Corp., Series 1999-A, (Bank One, Kentucky LOC), 6.700%, 8/3/2000	21,044,000
2,845,000	Casna LP, Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,845,000
9,670,000	Cedarville College OH, Series 1998, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	9,670,000
4,250,000	Charapp Family LP, Series 2000, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	4,250,000
15,000	Chartiers Valley, PA, Industrial & Commercial Development Authority, Woodhaven Convalescent Center, Series 1997-B, (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	15,000
1,410,000	Children's Defense Fund, (Allfirst LOC), 6.780%, 8/1/2000	1,410,000
5,715,000	Colonie, NY IDA, Mechanical Technology, Inc. Project, Series 1998 A, (KeyBank, N.A. LOC), 6.750%, 8/3/2000	5,715,000
56,000,000	Comerica Bank, 6.630% - 6.670%, 9/25/2000 - 11/9/2000	55,991,490
9,700,000	Cuyahoga County, OH, Gateway Arena Project, Series 1992-B, (Canadian Imperial Bank of Commerce LOC), 6.700%, 8/3/2000	9,700,000
9,450,000	Elsinore Properties LP, Series 1999, (Fifth Third Bank, Cincinnati LOC), 6.640%, 8/3/2000	9,450,000
850,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	850,000
4,000,000	Frank Parsons Paper Co., Inc., Series 1999, (Allfirst LOC), 6.670%, 8/4/2000	4,000,000
3,930,000	Georgia Ports Authority, Colonel's Island Terminal Project, Series 1996-A, Revenue Bonds, (SunTrust Bank, Atlanta LOC), 6.650%, 8/2/2000	3,930,000
1,380,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,380,000
1,480,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project, Series 1998-B, (Allfirst LOC), 6.680%, 8/2/2000	1,480,000
10,030,000	Healthcare Network Properties LLC, Series A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	10,030,000
7,350,000	IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 6.700%, 8/3/2000	7,350,000
3,635,000	International Processing Corp., (Bank One, Kentucky LOC), 6.750%, 8/3/2000	3,635,000
8,500,000	KinderCare Learning Centers, Inc., Series B, (Chase Manhattan Bank N.A., New York LOC), 6.750%, 8/2/2000	8,500,000
1,945,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 6.700%, 8/2/2000	1,945,000
6,000,000	La Verne, CA, IDA, Mobile Tool International, Inc. Project, Series 1998-B, (Fleet Bank N.A. LOC), 6.670%, 8/3/2000	6,000,000
2,125,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 6.800%, 8/3/2000	2,125,000
Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Banking--continued
$50,504,863	Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.630%, 8/19/2000	$50,504,863
7,730,000	Lombard, IL, Multifamily Housing, MHRV Series 1999, Clover Creek Apartments, (Bank One, Arizona N.A. LOC), 6.750%, 8/3/2000	7,730,000
5,000,000	Los Angeles, CA, MERLOTS, Series 2000A, (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 6.720%, 8/2/2000	5,000,000
32,410,000	M/S Land LLC, (Bank One, Illinois, N.A. LOC), 6.750%, 8/3/2000	32,410,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, Series 2000A, (Michigan National Bank, Farmington Hills LOC), 6.730%, 8/3/2000	4,000,000
5,900,000	MMR Funding I, Series A, (Bayerische Hypotheken-und Vereinsbank AG LOC), 6.700%, 8/3/2000	5,900,000
10,000,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 6.650%, 8/3/2000	10,000,000
4,375,000	Maryland EDC, Human Genome Sciences, Series 1999A, (Allfirst LOC), 6.680%, 8/1/2000	4,375,000
13,125,000	Maryland EDC, Human Genome Sciences, Series 1999B, (First Union National Bank, Charlotte, NC LOC), 6.680%, 8/1/2000	13,125,000
4,770,000	Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC), 6.800%, 8/3/2000	4,770,000
1,280,000	Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America, N.A. LOC), 6.640%, 8/3/2000	1,280,000
4,100,000	New Jersey EDA, Morey Organization, Inc. Project Series 1997, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	4,100,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	2,565,000
8,760,000	O.K.I. Supply Co., Series 1998, (Fifth Third Bank, Cincinnati LOC), 6.640%, 8/3/2000	8,760,000
45,000	Oakwoods Master LP, Series 1997, (AmSouth Bank N.A., Birmingham LOC), 6.710%, 8/3/2000	45,000
4,920,000	P.C.I. Paper Conversions, Inc., Series 2000, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	4,920,000
1,000,000	Poseyville, IN, North American Green, Series 1999, (Fifth Third Bank, Cincinnati LOC), 6.710%, 8/3/2000	1,000,000
3,800,000	Primex Funding Corp., Series 1997-A, (Bank One, Indiana, N.A. LOC), 6.700%, 8/3/2000	3,800,000
1,278,610	Rabobank Optional Redemption Trust, Series 1997-101, 6.734%, 10/17/2000	1,278,610
9,445,000	Royal Wine Corp./KFP International Ltd., Series 1998, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	9,445,000
15,000,000	SMM Trust, Series 2000-B Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.650%, 8/14/2000	15,000,000
8,460,000	Sandridge Food Corp., (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	8,460,000
Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Banking--continued
$9,360,000	Smith Land & Improvement Corp., Series 1999, (Allfirst LOC), 6.680%, 8/1/2000	$9,360,000
3,630,000	Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,630,000
2,080,000	Spitzer Group, Series 1998-C, (Bank One Ohio, N.A. LOC), 6.750%, 8/3/2000	2,080,000
1,100,000	TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,100,000
1,800,000	Tallahassee-Leon County Civic Center Authority, Series 1998-C, (SunTrust Bank LOC), 6.650%, 8/2/2000	1,800,000
3,195,000	Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,195,000
2,050,000	Trap Rock Industries, Inc., Series 1997, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	2,050,000
865,000	Triple O LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	865,000
35,000,000	Westdeutsche Landesbank Girozentrale, 6.546%, 8/17/2000	34,987,006
9,740,000	Wildcat Management Ltd., Inc., Series 1999, (Firstar Bank, Cincinnati, N.A. LOC), 6.700%, 8/3/2000	9,740,000
3,525,000	YMCA of Greater Cleveland, Series 2000, (Fifth Third Bank of Northwestern, OH LOC), 6.640%, 8/3/2000	3,525,000

	TOTAL	536,196,188

	Brokerage--3.8%
70,000,000	Merrill Lynch & Co., Inc., 6.590%, 8/14/2000	69,991,310
73,000,000	Morgan Stanley, Dean Witter & Co., 6.610%, 8/1/2000	73,000,000

	TOTAL	142,991,310

	Finance - Automotive--0.5%
20,000,000	General Motors Acceptance Corp., 6.818%, 8/30/2000	19,999,339

	Finance - Commercial--0.9%
31,700,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.626% - 6.888%, 8/15/2000 - 9/28/2000	31,700,000

	Finance - Equipment--1.1%
25,000,000	CIT Equipment Collateral Trust 2000-1, Class A2A, 6.620%, 8/20/2000	25,000,000
15,000,000	Copelco Capital Receivables LLC, Series 2000-A, Class A2A, 6.628%, 8/19/2000	15,000,000

	TOTAL	40,000,000

	Government Agency--0.4%
15,500,000	Direct One Funding Corp., Series 2000 (Sexton Properties), (Insured by FNMA), 6.690%, 8/3/2000	15,500,000

Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Insurance--7.3%
$24,000,000	Allstate Life Insurance Co., 6.785% - 6.800%, 8/1/2000	$24,000,000
20,000,000	Anchor National Life Insurance Co., 6.869%, 9/30/2000	20,000,000
27,000,000	First Allmerica Financial Life Insurance Co., 6.648%, 8/3/2000	27,000,000
15,000,000	GE Life and Annuity Assurance Co., 6.940%, 9/1/2000	15,000,000
62,400,000	Jackson National Life Insurance Co., 6.720% - 6.940%, 8/22/2000 - 10/1/2000	62,400,000
44,000,000	Monumental Life Insurance Co., 6.760% - 6.966%, 8/1/2000 - 8/31/2000	44,000,000
20,000,000	Principal Life Insurance Co., 6.990%, 9/1/2000	20,000,000
15,000,000	Protective Life Insurance Co., 6.541%, 8/1/2000	15,000,000
10,000,000	Security Life of Denver Insurance Co., 6.773%, 10/28/2000	10,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 6.919%, 8/3/2000	25,000,000
10,000,000	Travelers Insurance Co., 6.869%, 9/30/2000	10,000,000

	TOTAL	272,400,000

	TOTAL VARIABLE RATE OBLIGATIONS	1,058,786,837

	REPURCHASE AGREEMENTS--0.2%[3]
8,930,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	8,930,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$3,703,123,951

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,729,698,816) at July 31, 2000.

Following the Portfolios of Investments is a glossary of acronyms used throughout the portfolios.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Value Obligations Fund

JULY 31, 2000

Principal Amount		Value
	SHORT-TERM NOTES--9.6%
	Banking--4.1%
$15,000,000	Bank One, Illinois, N.A., 6.025% - 6.070%, 10/10/2000 - 11/13/2000	$14,997,698
63,000,000	Bank One, N.A., 6.860%, 1/10/2001 - 1/12/2001	63,000,000
41,000,000	Bank of America, N.A., 6.870%, 1/3/2001 - 1/17/2001	41,000,000
5,000,000	Westpac Banking Corp. Ltd., Sydney, 6.220%, 11/30/2000	4,998,719

	TOTAL	123,996,417

	Finance - Automotive--1.4%
28,126,026	Associates Automobile Receivables Trust 2000-1, Class A-1, 6.854%, 6/15/2001	28,126,026
12,793,102	Chevy Chase Auto Receivables Trust 2000-1, Class A-1, 6.870%, 7/12/2001	12,793,102

	TOTAL	40,919,128

	Finance - Commercial--3.0%
24,900,000	Beta Finance, Inc., 7.110% - 7.200%, 6/28/2001 - 7/24/2001	24,900,000
63,000,000	Sigma Finance, Inc., 6.000% - 7.125%, 8/11/2000 -- 7/24/2001	63,000,000

	TOTAL	87,900,000

	Finance - Equipment--0.2%
6,705,780	CIT Equipment Collateral Trust, Series 2000-1, Class A-1, 6.723%, 5/21/2001	6,706,002
203,740	Copelco Capital Funding LLC, Series 1999-B Class A-1, 5.937%, 10/18/2000	203,740

	TOTAL	6,909,742

	Insurance--0.9%
1,899,958	Americredit Automobile Receivables Trust, Series 2000-A Class A1, (Insured by FSA), 6.040%, 2/5/2001	1,899,958
25,000,000	WFS Financial Owner Trust, Series 2000-B Class A-1, (Insured by FSA), 6.910%, 5/21/2001	25,000,000

	TOTAL	26,899,958

	TOTAL SHORT-TERM NOTES	286,625,245

	CERTIFICATES OF DEPOSIT--11.4%
	Banking--11.4%
20,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	19,995,222
25,800,000	Australia & New Zealand Banking Group, Melbourne, 6.310% - 6.540%, 9/13/2000 - 10/27/2000	25,789,646
17,000,000	BNP Paribas, 6.410%, 10/13/2000	16,981,191
50,000,000	Bank One, Illinois, N.A., 5.955%, 11/13/2000	49,989,794
Principal Amount		Value
	CERTIFICATES OF DEPOSIT--continued
	Banking--continued
$6,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/30/2001	$5,999,153
5,000,000	Bayerische Landesbank Girozentrale, 5.930%, 10/2/2000	4,995,135
1,300,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	1,299,441
50,000,000	Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	50,001,114
88,800,000	Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	88,784,791
5,000,000	UBS AG, 6.950%, 5/2/2001	4,999,645
50,000,000	Westdeutsche Landesbank Girozentrale, 7.160% - 7.260%, 5/8/2001 - 5/9/2001	50,062,816
22,000,000	Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	21,997,066

	TOTAL CERTIFICATES OF DEPOSIT	340,895,014

	COMMERCIAL PAPER--34.6%[1]
	Banking--15.7%
15,000,000	Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London), 6.760%, 11/27/2000	14,667,633
25,275,000	Barton Capital Corp., 6.520%, 8/11/2000	25,229,224
25,000,000	Commonwealth Bank of Australia, Sydney, 6.235%, 10/13/2000	24,683,920
25,438,000	Den Danske Bank A/S, 6.245%, 10/10/2000	25,129,105
65,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 6.065% - 6.630%, 9/5/2000 - 12/26/2000	64,299,086
132,366,000	Gotham Funding Corp., 6.570% - 6.630%, 8/2/2000 - 8/28/2000	132,168,986
20,000,000	Internationale Nederlanden U.S. Funding Corp., (Guaranteed by ING Bank N.V.), 6.370%, 12/29/2000	19,469,167
75,917,000	Park Avenue Receivables Corp., 6.520%, 8/17/2000 - 8/23/2000	75,668,706
33,055,000	Three Rivers Funding Corp., 6.550%, 8/1/2000	33,055,000
22,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000	21,545,333
34,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 12/4/2000	33,268,056

	TOTAL	469,184,216

	Chemicals--0.1%
3,100,000	IMC Global, Inc., 6.800%, 8/21/2000	3,088,289

	Electrical Equipment--0.8%
25,000,000	Whirlpool Corp., 6.650%, 8/14/2000	24,939,965

	Finance - Commercial--4.4%
25,000,000	General Electric Capital Corp., 6.060%, 8/29/2000	24,882,167
106,000,000	Sheffield Receivables Corp., 6.530%, 8/10/2000 - 8/15/2000	105,772,538

	TOTAL	130,654,705

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--4.6%
$113,000,000	Amsterdam Funding Corp., 6.530%, 8/7/2000 - 8/21/2000	$112,716,671
24,750,000	Windmill Funding Corp., 6.520%, 8/11/2000	24,705,175

	TOTAL	137,421,846

	Homebuilding--0.8%
25,000,000	Centex Corp., 6.700% - 6.730%, 8/21/2000 - 8/24/2000	24,898,282

	Industrial Products--0.2%
7,000,000	Praxair, Inc., 6.620%, 8/10/2000	6,988,415

	Insurance--5.9%
159,066,000	Galaxy Funding, Inc., 6.540% - 6.550%, 8/16/2000 - 8/24/2000	158,510,869
19,000,000	Marsh USA, Inc., 6.240%, 10/10/2000	18,769,467

	TOTAL	177,280,336

	Retail--1.0%
30,999,000	Safeway, Inc., 6.700% - 6.790%, 8/3/2000 - 10/10/2000	30,681,960

	Transportation--1.1%
31,450,000	FDX Corp., 6.700%, 8/11/2000 - 8/23/2000	31,355,307

	TOTAL COMMERCIAL PAPER	1,036,493,321

	LOAN PARTICIPATION--9.5%
	Auto--1.0%
32,000,000	Visteon Corp., 6.830%, 8/8/2000	32,000,000

	Electrical Equipment--0.4%
12,100,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.810%, 5/17/2001	12,100,000

	Finance - Automotive--4.5%
104,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.570% - 6.645%, 8/1/2000 - 8/17/2000	104,000,000
30,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.674% - 6.723%, 10/2/2000	29,656,321

	TOTAL	133,656,321

	Finance - Retail--1.9%
57,000,000	Countrywide Home Loans, Inc., 6.670%, 8/17/2000	57,000,000

	Oil & Oil Finance--1.7%
50,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.610%, 8/10/2000	50,000,000

	TOTAL LOAN PARTICIPATION	284,756,321

Principal Amount		Value
	NOTES - VARIABLE--31.5%[2]
	Banking--18.8%
$5,500,000	35 North Fourth St. Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	$5,500,000
9,410,000	500 South Front St. LP, Series A, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	9,410,000
5,075,000	500 South Front Street LP, Series B, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	5,075,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 6.606%, 8/15/2000	24,983,033
1,112,500	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 6.760%, 8/4/2000	1,112,500
1,205,000	American Health Care Centers Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 6.780%, 8/3/2000	1,205,000
8,800,000	Anchor Holdings LLC, Series 2000, (Firstar Bank, N.A. LOC), 6.700%, 8/3/2000	8,800,000
25,000,000	Bayerische Landesbank Girozentrale, 6.579%, 8/2/2000	24,988,593
16,135,000	Beverly Hills Nursing Center, Inc., Medilodge Project Series 1996, (KeyBank, N.A. LOC), 6.800%, 8/3/2000	16,135,000
5,890,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 6.720%, 8/4/2000	5,890,000
6,535,000	Briarwood LP, Series 1999, (Bank One, N.A. (Ohio) LOC), 6.710%, 8/3/2000	6,535,000
1,570,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	1,570,000
9,622,000	Capital One Funding Corp., Series 1999-B, (Bank One, N.A. (Ohio) LOC), 6.700%, 8/3/2000	9,622,000
480,000	Carmel, IN, Telamon Corp., Series 1996-C, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	480,000
930,000	Carmel, IN, Telamon Corp., Series A, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	930,000
1,005,000	Carmel, IN, Telamon Corp., Series B, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	1,005,000
900,000	Colorado Health Facilities Authority, Series B, (Bank One, Colorado LOC), 6.800%, 8/3/2000	900,000
111,900,000	Comerica Bank, 6.590% - 6.670%, 8/9/2000 -- 8/25/2000	111,875,114
1,900,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,900,000
7,300,000	Continental Downtown Properties, Series 2000, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	7,300,000
10,955,000	Coventry Madison LLC, Series A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	10,955,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$4,925,000	DLR Investments, Inc., Series 2000, Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 6.720%, 8/3/2000	$4,925,000
5,000,000	Damascus-Bishop Tube Co., Series 1998 A, (National City, Pennsylvania LOC), 6.700%, 8/3/2000	5,000,000
5,685,000	Dellridge Care Center LP, Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	5,685,000
9,245,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	9,245,000
4,000,000	Frank Parsons Paper Co., Inc., Series 1999, (Allfirst LOC), 6.670%, 8/4/2000	4,000,000
5,000,000	Greene County Development Authority, Reynolds Lodge LLC, Series 2000A, (Firstar Bank, N.A. LOC), 6.700%, 8/2/2000	5,000,000
2,900,000	Hannah Boulevard LP, (Comerica Bank LOC), 6.760%, 8/3/2000	2,900,000
20,895,000	Healthcare Funding LLC, Series 1998A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	20,895,000
9,975,000	Healthcare Funding LLC, Series 1999A, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	9,975,000
4,500,000	Industrial Dimensions, Inc., Series 1999, (Fifth Third Bank of Northwestern OH LOC), 6.640%, 8/3/2000	4,500,000
7,615,000	International Processing Corp., (Bank One, Kentucky LOC), 6.750%, 8/3/2000	7,615,000
1,485,000	J.W. Harris, Inc. Series 1999, (Fifth Third Bank, Cincinnati LOC), 6.640%, 8/3/2000	1,485,000
1,500,000	Jeffersonville, IN, Series 1997-B, Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 6.700%, 8/3/2000	1,500,000
5,500,000	Kenwood Country Club, Inc., Series 1999, (Firstar Bank, N.A. LOC), 6.700%, 8/3/2000	5,500,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank Memphis, TN LOC), 6.960%, 8/3/2000	4,000,000
6,900,000	Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 6.670%, 8/4/2000	6,900,000
2,100,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 6.800%, 8/3/2000	2,100,000
2,000,000	Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.646%, 8/15/2000	2,000,000
8,912,623	Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.630%, 8/19/2000	8,912,623
5,000,000	Maryland Industrial Development Financing Authority, Gen-Vee, Inc. Facility, Series 1999, (Allfirst LOC), 6.670%, 8/4/2000	5,000,000
5,000,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 6.713%, 8/4/2000	5,000,000
3,200,000	Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC), 6.510%, 8/7/2000	3,200,000
6,860,000	Pine Ridge Associates Ltd., (Mellon Bank N.A., Pittsburgh LOC), 6.700%, 8/2/2000	6,860,000
6,805,000	Rubloff-Rockford LLC, Series 1997, (National City Bank, Michigan/Illinois LOC), 6.670%, 8/3/2000	6,805,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$50,000,000	SMM Trust, Series 2000-E Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.649%, 8/14/2000	$50,000,000
10,000,000	SMM Trust, Series 2000-B Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.650%, 8/14/2000	10,000,000
15,640,000	Scranton Times LP, Series 1997, (PNC Bank, N.A. LOC), 6.520%, 8/7/2000	15,640,000
2,595,000	Solon, OH, Schneps Family LP, (Bank One, Ohio N.A. LOC), 6.700%, 8/3/2000	2,595,000
6,480,000	Southern Coil Processing, Inc. Series 1996-A, (AmSouth Bank N.A., Birmingham LOC), 6.690%, 8/3/2000	6,480,000
1,750,000	Team Rahal, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,750,000
1,600,000	Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,600,000
7,300,000	Tift County, GA Development Authority, Chickasha of Georgia Project, Series 1997, (Bank of Tokyo-Mitsubishi Ltd. LOC), 6.830%, 8/2/2000	7,300,000
1,700,000	Village Green Finance Co. LLC, Series 1997, (Wachovia Bank of NC, N.A. LOC), 6.620%, 8/2/2000	1,700,000
1,122,000	Vista Funding Corp., Series 1995-A, (Firstar Bank, N.A. LOC), 6.880%, 8/3/2000	1,122,000
68,800,000	Westdeutsche Landesbank Girozentrale, 6.546%, 8/17/2000	68,774,457

	TOTAL	562,135,320

	Brokerage--3.1%
44,400,000	Merrill Lynch & Co., Inc., 6.590%, 8/14/2000	44,394,488
50,000,000	Morgan Stanley, Dean Witter & Co., 6.610%, 8/1/2000	50,000,000

	TOTAL	94,394,488

	Finance - Commercial--1.5%
45,200,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.745%, 8/15/2000	45,200,000

	Finance - Retail--0.3%
8,000,000	AFS Insurance Premium Receivables Trust, Series 1994-A, 7.182%, 8/15/2000	8,000,000

	Finance - Securities--0.8%
24,000,000	Sigma Finance, Inc., 6.706%, 10/17/2000	23,996,548

	Insurance--7.0%
12,000,000	Allstate Life Insurance Co., 6.785%, 8/1/2000	12,000,000
22,500,000	First Allmerica Financial Life Insurance Co., 6.648%, 8/3/2000	22,500,000
55,000,000	GE Life and Annuity Assurance Co., 6.716% - 6.940%, 9/1/2000	55,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Insurance--continued
$30,000,000	Jackson National Life Insurance Co., 6.720% - 6.910%, 8/1/2000 -- 8/22/2000	$30,000,000
7,543,178	Liquid Asset Backed Securities Trust, Series 1997-3, (Guaranteed by AMBAC), 6.217%, 9/27/2000	7,543,178
10,000,000	Monumental Life Insurance Co., 6.966%, 8/1/2000	10,000,000
25,000,000	People's Security Life Insurance Co., 6.890%, 8/3/2000	25,000,000
15,000,000	Principal Life Insurance Co., 6.990%, 9/1/2000	15,000,000
13,000,000	Protective Life Insurance Co., 6.541%, 8/1/2000	13,000,000
15,000,000	Security Life of Denver Insurance Co., 6.773%, 10/28/2000	15,000,000
5,000,000	Transamerica Occidental Life Insurance Co., 6.919%, 8/3/2000	5,000,000

	TOTAL	210,043,178

	TOTAL NOTES - VARIABLE	943,769,534

	REPURCHASE AGREEMENTS--2.9%[3]
25,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	25,000,000
13,450,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	13,450,000
50,000,000	Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	50,000,000

	TOTAL REPURCHASE AGREEMENTS	88,450,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$2,980,989,435

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,997,247,955) at July 31, 2000.

Following the Portfolios of Investments is a glossary of acronyms used throughout the portfolios.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Tax-Free Obligations Fund

JULY 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%[1]
		Alabama--4.2%
$6,000,000		Alabama HFA, Series 2000 A, Turtle Lake Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$6,000,000
3,635,000		Alabama HFA, Series 1995 E, Weekly VRDNs (Royal Gardens Apartments)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	3,635,000
5,000,000		Alabama State Public School & College Authority, Series D, 5.00% Bonds, 8/1/2000	5,000,000
5,000,000		Alabama State Public School & College Authority, PUTTERs, Series 124, Weekly VRDNs (FGIC INS)/(J.P. Morgan & Co., Inc. LIQ)	5,000,000
7,215,000		Anniston, AL IDB, Series 1989 A, Weekly VRDNs (Union Foundry Co.)/(AmSouth Bank N.A., Birmingham, AL LOC)	7,215,000
1,125,000		Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs (S.P. Hotel Co.)/(AmSouth Bank N.A., Birmingham, AL LOC)	1,125,000
3,500,000		Birmingham, AL Medical Clinic Board, Medical Clinic Revenue Bonds, Series 1996, Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC)	3,500,000
6,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham, AL LIQ)	6,500,000
8,400,000		Columbia, AL IDB, Series 1999 C, Daily VRDNs (Alabama Power Co.)	8,400,000
3,300,000		Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn, Homewood, AL)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	3,300,000
30,000,000		Hoover, AL Board of Education, Series 1999 C, 3.80% BANs, 8/1/2000	30,000,000
26,500,000		Jefferson County, AL, Series 1999, Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	26,500,000
20,700,000		Jefferson County, AL, GO Warrants, Series 1996, Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	20,700,000
7,845,000		Marshall County, AL Special Obligation School Refunding Warrant, Series 1994, Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	7,845,000
2,500,000		Mobile, AL IDA Weekly VRDNs (McRae's Industries, Inc.)/(Bank of America, N.A. LOC)	2,500,000
7,500,000		Mobile, AL IDB, PCR, Series 1993 B, Weekly VRDNs (Alabama Power Co.)	7,500,000
1,190,000		Tuscaloosa County, AL Port Authority, Series 1989 A, Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	1,190,000
130,000		Tuscaloosa, AL IDB, Revenue Refunding Bonds, Series 1994, Weekly VRDNs (Harco, Inc.)/(AmSouth Bank N.A., Birmingham, AL LOC)	130,000
3,870,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd., Melbourne LOC)	3,870,000

		TOTAL	149,910,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alaska--0.6%
$8,865,000	[2]	Alaska State Housing Finance Corp., (PT-39), 4.45% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Mandatory Tender 3/29/2001	$8,865,000
11,000,000		Alaska State Housing Finance Corp., MERLOTS, Series 1999 D, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	11,000,000

		TOTAL	19,865,000

		Arizona--2.2%
6,200,000		Apache County, AZ IDA, Series 1983 B, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	6,200,000
1,250,000		Apache County, AZ IDA, Series 1983 A, Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
1,800,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona, N.A. LOC)	1,800,000
8,000,000		Arizona Health Facilities Authority, Series 2000 A, Weekly VRDNs (Arizona Healthcare Pooled Financing Program)/(Caisse des Depots et Consignations (CDC), Paris INV)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,000,000
6,700,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds, Series 1985 B, Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank N.A., New York LIQ)	6,700,000
4,900,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One, Arizona N.A. LOC)	4,900,000
5,925,000		Chandler, AZ IDA, Series 2000, Weekly VRDNs (River Ranch Apartments)/ (FHLMC INS)	5,925,000
3,180,000		Gila County, AZ IDA Weekly VRDNs (Cobre Valley Hospital)/(Bank One, Arizona N.A. LOC)	3,180,000
5,780,000		Glendale, AZ IDA Variable Rate Senior Living Facilities Revenue Bonds, Weekly VRDNs (Friendship Retirement Corp.)/(Norwest Bank Minnesota, N.A. LOC)	5,780,000
21,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 4.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	21,000,000
1,000,000		Maricopa County, AZ Pollution Control Corp., Series 1984, Weekly VRDNs (El Paso Electric Co.)/(Barclays Bank PLC, London LOC)	1,000,000
435,000		Maricopa County, AZ, IDA, Series 1999 A, Daily VRDNs (Orangewood CCRC)/(BNP Paribas LOC)	435,000
4,500,000		Maricopa County, AZ, IDA, Series 2000 A, Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	4,500,000
1,920,000		Phoenix, AZ Civic Improvement Corp., PA-405, Series 1998 A, Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	1,920,000
2,500,000		Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates, Series 2000-208, Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)	2,500,000
1,750,000		Tolleson, AZ Municipal Finance Corp., Revenue Refunding Bonds, Series 1998, Weekly VRDNs (Citizens Utilities Co.)	1,750,000
950,000		Yavapai, AZ IDA, Series 1997 B, Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local de France LIQ)	950,000

		TOTAL	77,790,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--0.1%
$2,000,000		Sheridan, AR IDA, Series A, Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC)	$2,000,000

		California--3.0%
10,000,000		Clipper Tax-Exempt Certificates Trust (California Non-AMT), Series A, Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	10,000,000
6,000,000		Los Angeles, CA Unified School District, Series FR/RI-A19, Weekly VRDNs (Bank of New York LIQ)	6,000,000
63,300,000		Los Angeles, CA Unified School District, 2000-2001 TRANs, Trust Receipts, Series 2000 FR/RI-L13, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	63,300,000
19,950,000		Riverside County, CA School Financing Authority, Trust Receipts, Series 2000 FR/RI-N9, Weekly VRDNs (Bank of New York LIQ)	19,950,000
7,000,000		Stanislaus County, CA Office of Education, 4.00% TRANs, 8/1/2000	7,000,000

		TOTAL	106,250,000

		Colorado--0.9%
3,670,000		Colorado Health Facilities Authority, Series 1998 C-1, Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado, N.A. LOC)	3,670,000
2,275,000		Denver (City & County), CO, 4.40% TOBs (Blake Street Compendium)/(Norwest Bank Minnesota, N.A. LOC), Optional Tender 12/15/2000	2,275,000
14,660,000		Denver (City & County), CO, MERLOTS, Series 1997E, Weekly VRDNs (Department of Aviation Airport System)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	14,660,000
9,725,000	[2]	Eagle County School District No. RE50J, CO, PT-1155, 4.65% TOBs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	9,725,000

		TOTAL	30,330,000

		Connecticut--0.4%
4,000,000	[2]	Connecticut State HFA, Variable Rate Certificates, Series 1998 S, 3.70% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/17/2000	4,000,000
10,100,000		Connecticut State, PUTTERs, Series 110, Weekly VRDNs (FGIC INS)/(J.P. Morgan & Co., Inc. LIQ)	10,100,000

		TOTAL	14,100,000

		District of Columbia--1.0%
4,270,000		District of Columbia Housing Finance Agency, Multifamily Housing, 4.65% TOBs (Chastleton Project)/(Citibank N.A., New York LOC), Optional Tender 7/1/2001	4,270,000
9,290,000		District of Columbia, Series 1999, Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America, N.A. LIQ)	9,290,000
6,175,000		District of Columbia, Series 1999, Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Allfirst LOC)	6,175,000
11,000,000		District of Columbia, Series 2000, Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank, LOC)	11,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--continued
$3,575,000		District of Columbia, Revenue Bonds, Series 1997 B, Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Chase Manhattan Bank N.A., New York LIQ)	$3,575,000

		TOTAL	34,310,000

		Florida--11.4%
6,995,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), Series 1998-8, Weekly VRDNs (Dade County, FL Water & Sewer System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,995,000
8,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), Series 1998-9, Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	8,000,000
6,920,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), Series 1999-11, 4.40% TOBs (Tampa Bay Water Utility System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 9/27/2000	6,920,000
2,830,000		Brevard County, FL Weekly VRDNs (Greywater Investments Ltd.)/(Huntington National Bank, Columbus, OH LOC)	2,830,000
6,500,000		Broward County, FL HFA, Series 1997, Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,500,000
2,440,000		Broward County, FL Health Facility Authority, Revenue Bonds Weekly VRDNs (John Knox Village of Florida)/(First Union National Bank, Charlotte, NC LOC)	2,440,000
5,500,000		Collier County, FL HFA, Multifamily Revenue Bonds, Series 1985, Weekly VRDNs (River Reach Project)/(Banco Santander Central Hispano, S.A. LOC)	5,500,000
5,000,000		Dade County, FL HFA, Hospital Revenue Bonds, Series 1995, Weekly VRDNs (Miami Children's Hospital Project)/(AMBAC INS)/(SunTrust Bank LIQ)	5,000,000
3,830,000		Eustis Health Facilities Authority, FL, Series 1985, Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank, Central Florida LOC)	3,830,000
8,300,000		Eustis Health Facilities Authority, FL, Series 1992, Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank, Central Florida LOC)	8,300,000
5,000,000		Florida Gulf Coast University, Dormitory Systems Master Operating Lease, Series 1999, Weekly VRDNs (First Union National Bank, Charlotte, NC LOC)	5,000,000
1,400,000		Florida HFA, Series 1989 E, Weekly VRDNs (Fairmont Oaks Project)/(Comerica Bank LOC)	1,400,000
6,500,000		Florida HFA, Multifamily Housing Revenue Bonds, Series 1985 YY, Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA INS)	6,500,000
1,530,000		Fort Lauderdale, FL Performing Arts Center Authority Weekly VRDNs (SunTrust Bank, Central Florida LOC)	1,530,000
64,500,000		Highlands County, FL Health Facilities, Series 1996 A, Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One, N.A. LIQ)	64,500,000
42,385,000		Highlands County, FL Health Facilities, Variable Rate Demand Revenue Bonds, Series 1996 A, Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida LOC)	42,385,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$24,600,000		Highlands County, FL Health Facilities, Variable Rate Demand Revenue Bonds, Series 1997A, Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida LOC)	$24,600,000
7,570,000		Jacksonville Transportation Authority, (PA-146) Weekly VRDNs (Florida State)/(Merrill Lynch Capital Services, Inc. LIQ)	7,570,000
1,700,000		Jacksonville, FL HFDC, Revenue Bonds, Series 1996, Weekly VRDNs (Jacksonville Faculty Practice Association)/(Bank of America, N.A. LOC)	1,700,000
6,000,000		Lee County, FL IDA, Facilities Revenue Bonds, Series 1999 B, Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC)	6,000,000
5,465,000		Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon Bank N.A., Pittsburgh, PA LOC)	5,465,000
6,025,000		Manatee County, FL HFA, Weekly Adjustable/Fixed Rate Multifamily Housing Revenue Refunding Bonds, Series 1990 A, Weekly VRDNs (Harbour Pointe)/(HSBC Bank USA LOC)	6,025,000
8,000,000		Mount Dora, FL Health Facility Authority, Series 1996 A, Weekly VRDNs (Waterman Village (Mount Dora, FL))/(Bank of America, N.A. LOC)	8,000,000
2,130,000		Orange County, FL HFA, Variable Rate Certificates, Series 1997G, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	2,130,000
31,410,000		Orange County, FL School District, Lehman, Series 1999-A49, Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	31,410,000
44,000,000		Orange County, FL Health Facilities Authority, Series 2000A, Weekly VRDNs (Florida Hospital Association Health Facilities Loan Program)/(Caisse des Depots et Consignations (CDC), Paris INV)/(BNP Paribas, Bank of New York and Bank of Nova Scotia, Toronto LIQs)	44,000,000
13,750,000		Palm Beach County, FL Airport System, FR/RI, Series 1999 A-30, Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	13,750,000
44,910,000		Palm Beach County, FL School District, Lehman, Series 1999/FR/RI-40, Weekly VRDNs (Bank of New York LIQ)	44,910,000
2,650,000		Pasco County, FL Educational Facilities Authority, Series 1999, Weekly VRDNs (Saint Leo University, FL)/(Allied Irish Banks PLC LOC)	2,650,000
3,775,000		Putnam County, FL Development Authority, PCR Bonds, Pooled Series 1984S, Weekly VRDNs (Seminole Electric Cooperative, Inc. (FL))/(National Rural Utilities Cooperative Finance Corp. LOC)	3,775,000
3,730,000		Sarasota, FL, Educational Facilities Revenue Bonds, Series 1996, Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank, Central Florida LOC)	3,730,000
2,000,000		St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,000,000
7,685,000		St. Petersburg, FL HFA, Refunding Revenue Bonds, Series 1997, Weekly VRDNs (Manorah Manor)/(SunTrust Bank, Central Florida LOC)	7,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$5,400,000		Titusville, FL, Multipurpose Revenue Bonds, Installment 1995A Weekly VRDNs (Bank of America, N.A. LOC)	$5,400,000
5,810,000		Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/(Mellon Bank N.A., Pittsburgh, PA LOC)	5,810,000

		TOTAL	404,240,000

		Georgia--3.6%
2,710,000		Cedartown, GA Development Authority, Series 1998, Weekly VRDNs (Rome Plow Co.)/(SunTrust Bank, Atlanta, GA LOC)	2,710,000
2,000,000		Clayton County, GA Housing Authority, Revenue Refunding Bonds, Series 1992, Weekly VRDNs (Oxford Townhomes Project)/(AmSouth Bank N.A., Birmingham, AL LOC)	2,000,000
8,000,000		Cobb County, GA IDA, Series 1997, Weekly VRDNs (Wyndham Gardens)/(Bankers Trust Co., New York LOC)	8,000,000
4,200,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Junior Lien Revenue Bonds, Series 1996 A, Weekly VRDNs (MBIA INS)/(SunTrust Bank, Atlanta, GA LIQ)	4,200,000
5,600,000		Columbus, GA Hospital Authority, Series 2000, Weekly VRDNs (St. Francis Hospital, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	5,600,000
3,895,000		De Kalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	3,895,000
1,400,000		De Kalb County, GA Development Authority, Series 1992, Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank, Atlanta, GA LOC)	1,400,000
2,500,000		De Kalb County, GA Development Authority, Series 1999, Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta, GA LOC)	2,500,000
4,000,000		De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates, Series 1994B, Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	4,000,000
3,400,000		Fulton County, GA Development Authority, Series 1998, Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank, Atlanta, GA LOC)	3,400,000
6,000,000		Fulton County, GA Development Authority, Series 1999, Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta, GA LOC)	6,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
5,000,000		Gainesville and Hall County, GA Development Authority, Series 1999A, Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	5,000,000
11,500,000		Gainesville, GA Redevelopment Authority, Series 1999, Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	11,500,000
31,071,000		Georgia Municipal Association Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	31,071,000
4,925,000	[2]	Gwinnett County, GA Water and Sewer Authority, (PT-1169), 4.50% TOBs (Gwinnett County, GA)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/26/2001	4,925,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$6,740,000		Gwinnett County, GA Water and Sewer Authority, Floater Certificates, Series 1998-70, Weekly VRDNs (Gwinnett County, GA)/(Morgan Stanley, Dean Witter, & Co. LIQ)	$6,740,000
5,470,000		Metropolitan Atlanta Rapid Transit Authority, Floater Certificates, Series 1998-59, Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter, & Co. LIQ)	5,470,000
12,000,000		Rabun County, GA Development Authority, Series 1999, Weekly VRDNs (Rabun Gap-Nacoochee, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	12,000,000
7,340,000		Rockdale County, GA Hospital Authority, Revenue Anticipation Certificates, Series 1994, Weekly VRDNs (Rockdale Hospital)/(SunTrust Bank, Atlanta, GA LOC)	7,340,000

		TOTAL	129,951,000

		Idaho--0.4%
15,000,000		Idaho Health Facilities Authority, Series 1995, 4.30% CP (Holy Cross Health System Corp.), Mandatory Tender 9/11/2000	15,000,000

		Illinois--6.4%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), Series 1998-14, Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
12,500,000		Chicago, IL Board of Education, MERLOTS, Series 1997 E, Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	12,500,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates, Series 1996 BB, Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	10,000,000
5,170,000		Chicago, IL O'Hare International Airport, Second Lien Revenue Bonds, Series 1984B, Weekly VRDNs (Societe Generale, Paris LOC)	5,170,000
8,400,000		Chicago, IL Public Building Commission, Series 1997, Lehman TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/(MBIA INS)/(Bank of New York, NY LIQ)	8,400,000
2,760,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,760,000
15,000,000		Chicago, IL, Series 2000 A, Weekly VRDNs (Peoples Gas Light & Coke Co.)	15,000,000
20,000,000		Chicago, IL, MERLOTS, Series 1997V, Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	20,000,000
20,000,000	[2]	Chicago, IL, Variable Rate Certificates, Series 1998M, 4.45% TOBs (FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 3/22/2001	20,000,000
9,940,000	[2]	Cook County, IL, (PT-1111) 4.75% TOBs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 5/17/2001	9,940,000
3,800,000		Galesburg, IL, Series 1996, Weekly VRDNs (Knox College, Project National Bank)/(LaSalle National Bank, Chicago, IL LOC)	3,800,000
140,000		Hopedale Village, IL, Series 1998, Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois, N.A. LOC)	140,000
3,100,000		Illinois Development Finance Authority Weekly VRDNs (Lyric Opera of Chicago)/(Bank One Michigan, N.A., Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$3,000,000		Illinois Development Finance Authority Weekly VRDNs (Newlywed Food)/(Mellon Bank N.A., Pittsburgh, PA LOC)	$3,000,000
2,400,000		Illinois Development Finance Authority, Series 1997, Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago, IL LOC)	2,400,000
3,800,000		Illinois Development Finance Authority, Cultural Facilities Revenue Bonds Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago, IL LOC)	3,800,000
7,000,000		Illinois Development Finance Authority, PCR, Series 1999, Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago, IL LOC)	7,000,000
3,780,000		Illinois Development Finance Authority, PCR, Series A, Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	3,780,000
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds, Series 1995, Weekly VRDNs (Ravinia Festival Association, (IL))/(Bank One, N.A. Michigan LOC)	1,000,000
10,000,000		Illinois Health Facilities Authority, Series 1998 B, Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA INS)/(First National Bank of Chicago LIQ)	10,000,000
3,000,000		Illinois Health Facilities Authority, Revenue Bonds, Series 1985 B, Weekly VRDNs (OSF Health Care Systems)/(Bank of America, N.A. LOC)	3,000,000
26,500,000		Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1997B, Weekly VRDNs (Advocate Health Care Network)/(Bank One, N.A., Bank of America, N.A. and Northern Trust Co., Chicago, IL LIQs)	26,500,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program, Series 1985 F, Weekly VRDNs (Bank One, Michigan, N.A. LOC)	1,000,000
4,350,000		Illinois Housing Development Authority, Housing Bonds, Series 1999 B-1, 4.20% TOBs, Mandatory Tender 12/22/2000	4,350,000
9,995,000	[2]	Illinois State, (PT-380), 4.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	9,995,000
8,740,000	[2]	Lake County, IL Forest Preserve District, (PT-1171), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/26/2001	8,740,000
11,915,000		Lombard, IL, Series 1985, 4.05% TOBs (Clover Creek Apartments)/(Bank One, Arizona N.A. LOC), Mandatory Tender 12/15/2000	11,915,000
1,725,000	[2]	Metropolitan Pier & Exposition Authority, IL, (PT-1079), 4.60% TOBs (McCormick Place)/(FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 11/29/2000	1,725,000
8,000,000		Springfield, IL, Series 1999, Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	8,000,000

		TOTAL	227,015,000

		Indiana--1.7%
335,000		Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National City Bank, Kentucky LOC)	335,000
4,000,000		Fort Harrison, IN Reuse Authority, Series 2000, Weekly VRDNs (Fort Harrison Military Reuse District)/(Fifth Third Bank, Cincinnati, OH LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--contiued
$8,800,000		Franklin, IN, EDR Bonds, Series 1999, Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Firstar Bank, Milwaukee, WI LOC)	$8,800,000
5,000,000		Hamilton, IN Southeastern Schools, 4.50% RANs, 12/29/2000	5,003,958
1,245,000		Indiana Health Facilities Finance Authority Rehabilitation Center Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana, N.A. LOC)	1,245,000
4,235,000		Indianapolis, IN, Variable Rate Demand EDR Bonds, Series 1995, Weekly VRDNs (Pleasant Run Children's Homes, Inc.)/(Fifth Third Bank, Cincinnati, OH LOC)	4,235,000
1,935,000		Linton, IN, EDR Bonds, Series 1999, Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Firstar Bank, Milwaukee, WI LOC)	1,935,000
9,645,000		Marion County, IN Convention and Recreational Facilities Authority, Series B, 7.00% Bonds (United States Treasury PRF), 6/1/2001 (@102)	10,022,576
13,000,000		Rockport, IN, Series 1985 A, Weekly VRDNs (Indiana Michigan Power Company Project)/(UBS AG LOC)	13,000,000
4,900,000		Rockport, IN, PCR Refunding Bonds, Series 1995 B, Weekly VRDNs (Indiana Michigan Power Company Project)/(AMBAC INS)/(Bank of New York LIQ)	4,900,000
2,005,000		St. Joseph County, IN Multimode Variable Rate EDR Bonds, Series 1998, Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(KeyBank, N.A. LOC)	2,005,000
6,105,000		Winona Lake, IN, Series 1999A, Weekly VRDNs (Grace Village Retirement Community)/(Firstar Bank, Milwaukee, WI LOC)	6,105,000

		TOTAL	61,586,534

		Kansas--0.9%
21,000,000		Burlington, KS, Series 2000 FR/RI-A15, Weekly VRDNs (Kansas Gas and Electric Co.)/(MBIA INS)/(Bank of New York LIQ)	21,000,000
10,405,000	[2]	Kansas State Department of Transportation, (PT-384), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	10,405,000

		TOTAL	31,405,000

		Kentucky--2.3%
780,000		Boone County, KY, Revenue Refunding Bonds Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	780,000
7,500,000		Jefferson County, KY, Adjustable Rate Industrial Building Revenue Refunding Bonds, Series 1997, Weekly VRDNs (Kosmos Cement Co. Partnership)/(Societe Generale, Paris LOC)	7,500,000
4,665,000		Kentucky EDFA Weekly VRDNs (Henderson County Health Care, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	4,665,000
34,600,000		Kentucky EDFA, Series 1999B, Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	34,600,000
35,000,000		Owensboro, KY, Series 1996, Weekly VRDNs (Owensboro Mercy Health System, Inc.)/(Bank of America, N.A., Ilinois LOC)	35,000,000

		TOTAL	82,545,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--0.5%
$14,000,000		Calcasieu Parish, LA IDB, Series 1999, Weekly VRDNs (PPG Industries, Inc.)	$14,000,000
800,000		Calcasieu Parish, LA IDB, PCR Bonds Weekly VRDNs (Citgo Petroleum Corp.)/(Westdeutsche Landesbank Girozentrale LOC)	800,000
2,010,000		Louisiana PFA, Advance Funding Notes, Series 1999E, 4.25% TRANs (St. James Parish, LA), 10/24/2000	2,011,863
2,000,000		Louisiana PFA, Advance Funding Notes, Series 1999D, 4.25% TRANs (St. Charles Parish, LA), 10/24/2000	2,001,853

		TOTAL	18,813,716

		Maine--0.3%
5,000,000		Cumberland County, ME, 4.75% TANs, 12/29/2000	5,008,954
7,000,000		Maine Health & Higher Educational Facilities Authority, Series 2000B, Weekly VRDNs (AMBAC INS)/(Fleet National Bank, Springfield, MA LIQ)	7,000,000

		TOTAL	12,008,954

		Maryland--3.3%
4,100,000		Anne Arundel County, MD, Series 1988, Weekly VRDNs (Oakland Hills LP Facility)/(Allfirst LOC)	4,100,000
5,000,000		Anne Arundel County, MD, 4.50% TOBs (Baltimore Gas & Electric Co.), Mandatory Tender 7/1/2001	5,000,000
3,690,000		Baltimore County, MD, Series 1999, Weekly VRDNs (Calvert Hall College Facility)/(Allfirst LOC)	3,690,000
12,250,000		Baltimore County, MD, Series 2000, Weekly VRDNs (St. Paul's School for Girls)/(Allfirst LOC)	12,250,000
4,035,000		Baltimore, MD EDA, Series 1985, Weekly VRDNs (Mt. Washington Hospital, Inc.)/(Mellon Bank N.A., Pittsburgh, PA LOC)	4,035,000
1,900,000		Baltimore, MD, Variable Rate Demand/Fixed Rate Refunding Bond, Series 1988, Weekly VRDNs (University West LP)/(Allfirst LOC)	1,900,000
10,000,000		Frederick County, MD, Series 1997, Weekly VRDNs (Homat Frederick MD, Inc. Facility)/(Allfirst LOC)	10,000,000
1,950,000		Harford County, MD, Series 1988, Weekly VRDNs (1001 Partnership Facility)/(Allfirst LOC)	1,950,000
5,490,000		Howard County, MD, Series 1995, Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Allfirst LOC)	5,490,000
3,220,000		Howard County, MD, Series 1999, Weekly VRDNs (Howard Development LP Facility)/(Allfirst LOC)	3,220,000
3,510,000		Maryland EDC, Series 1997, Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Allfirst LOC)	3,510,000
100,000		Maryland EDC, Pooled Financing Revenue Bonds, Series 1995, Weekly VRDNs (Maryland Municipal Bond Fund)/(Bank of America, N.A. LOC)	100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$11,700,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series 1994, Weekly VRDNs (University Physicians, Inc.)/(Allfirst LOC)	$11,700,000
5,700,000		Maryland Health & Higher Educational Facilities Authority, Series 1999, Weekly VRDNs (Boys' Latin School)/(Allfirst LOC)	5,700,000
8,135,000		Maryland Health & Higher Educational Facilities Authority, Series 1997, Weekly VRDNs (Augsburg Lutheran Home of MD., Inc.)/(Allfirst LOC)	8,135,000
20,975,000	[2]	Maryland State Community Development Administration, (PT-123), 3.80% TOBs (Commerzbank AG, Frankfurt LIQ), Optional Tender 10/5/2000	20,975,000
2,319,000		Montgomery County, MD Housing Opportunities Commission, Variable Rate Housing Revenue Bonds, Series 1998, Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst LOC)	2,319,000
11,780,000		Westminster, MD, Series 1997, Weekly VRDNs (Western Maryland College, Inc. Facilities)/(Allfirst LOC)	11,780,000

		TOTAL	115,854,000

		Massachusetts--1.9%
3,000,000		Massachusetts HEFA, Series 1985 H, Weekly VRDNs (Boston University)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	3,000,000
310,000		Massachusetts HEFA, Series I, Weekly VRDNs (Harvard University)	310,000
8,422,000		Westborough, MA, 5.25% BANs, 5/25/2001	8,456,015
15,650,000		Westwood, MA, 5.25% BANs, 6/1/2001	15,714,651
28,000,000		Wilmington, MA, 4.80% BANs, 6/29/2001	28,077,934
11,250,000		Woburn, MA, 5.00% BANs, 6/15/2001	11,282,737

		TOTAL	66,841,337

		Michigan--3.8%
4,878,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), Series 1998-13, Weekly VRDNs (Michigan State Trunk Line)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,878,000
4,909,000		Battle Creek, MI EDC, Series 1992, Weekly VRDNs (Michigan Carton & Paperboard Co.)/(American National Bank & Trust Co., Chicago LOC)	4,909,000
2,100,000		Bruce Township, MI Hospital Finance Authority, Tender Securities Weekly VRDNs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	2,100,000
28,600,000		Detroit, MI Sewage Disposal System, Trust Receipts Series 1999 FR/RI-A75, Weekly VRDNs (FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	28,600,000
800,000		Detroit, MI Water Supply System, Water Supply System Revenue and Revenue Refunding Bonds, Series 1993, Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	800,000
6,000,000		Detroit, MI Water Supply System, MERLOTS, Series 2000 D, Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$1,740,000		Garden City, MI HFA, Hospital Revenue Bonds, Series 1996 A, Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	$1,740,000
2,100,000		Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds, Series 1983 B, Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	2,100,000
2,000,000		Grand Rapids, MI, EDR Refunding Bonds, Series 1991 A, Weekly VRDNs (Amway Hotel Corp.)/(Michigan National Bank, Farmington Hills, MI LOC)	2,000,000
1,000,000		Grand Rapids, MI Water Supply System, Series 1993, Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	1,000,000
6,800,000		Ingham County, MI, Adjustable Demand LO Revenue Bonds, Series 1995, Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One, Indiana, N.A. LOC)	6,800,000
750,000		Michigan Higher Education Facilities Authority Variable Rate Demand LO Revenue Bonds, Series 1997, Weekly VRDNs (Davenport College of Business)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	750,000
20,000,000		Michigan State Building Authority, Series 1, 4.20% CP (Bank of New York, Canadian Imperial Bank of Commerce and Commerzbank AG, Frankfurt LOCs), Mandatory Tender 9/21/2000	20,000,000
3,000,000		Michigan State Hospital Finance Authority, Series 1999A, Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, Chicago, IL LOC)	3,000,000
19,650,000		Michigan State Hospital Finance Authority, MERLOTS, Series 1997A, Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	19,650,000
11,000,000		Michigan State Housing Development Authority, MERLOTS, Series G, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	11,272,910
3,500,000		Michigan State, 5.00% BANs, 4/23/2001	3,518,270
7,295,000		Michigan Strategic Fund, (PA-334), COL Series 1998 AA, Weekly VRDNs (Detroit Edison Co.)/(MBIA INS)/(Merrill Lynch Capital Services Inc. LIQ)	7,295,000
1,500,000		Michigan Strategic Fund, (PT-244), Weekly VRDNs (Detroit Edison Co.)/(FGIC INS)/(BNP Paribas LIQ)	1,500,000
2,000,000		Oakland County, MI EDC, Series 1998, Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	2,000,000
5,350,000		Wayne Westland Community Schools, MI, Floater Certificates, Series 1998-67, Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter, & Co. LIQ)	5,350,000

		TOTAL	135,263,180

		Minnesota--2.5%
14,000,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) Series 2000-8, Weekly VRDNs (Minneapolis/St. Paul, MN Airport Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	14,000,000
2,475,000		Albert Lea, MN ISD No. 241, 3.90% TRANs (Minnesota State GTD), 9/30/2000	2,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$3,420,000		Chicago Lakes, MN Area Schools No. 2144, 3.84% TRANs (Minnesota State GTD), 9/30/2000	$3,420,000
4,530,000		Forest Lake, MN ISD No. 831, Series 1999 A, 3.65% TANs (Minnesota State GTD), 8/1/2000	4,530,000
3,075,000		Lakeville, MN ISD 194, 3.82% TRANs (Minnesota State GTD), 9/26/2000	3,075,000
3,540,000		Little Falls, MN ISD 482, 3.85% TRANs (Minnesota State GTD), 9/30/2000	3,540,278
1,125,000		Mendota Heights, MN, Series 1999, Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC)	1,125,000
2,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds, Series 1988, Weekly VRDNs (Symphony Place)/(FHLMC LOC)	2,500,000
20,000,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS Series 2000 ZZ, Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	20,000,000
5,000,000		Minnesota Public Facilities Authority, Morgan Stanley Floater Certificate, Series 1998 73, Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)	5,000,000
6,000,000		Oak Park Heights, MN, Elderly Housing Revenue Bonds, Series 1998B, 5.225% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	6,000,000
14,000,000		Seaway Port Authority of Duluth, MN Series 2000, Weekly VRDNs (St. Lawrence Cement Inc.)/(First Union National Bank, Charlotte, NC LOC)	14,000,000
10,000,000		University of Minnesota, Series 1999 A, Weekly VRDNs	10,000,000

		TOTAL	89,665,278

		Mississippi--0.0%
1,240,000		Hinds County, MS, Series 1991, Weekly VRDNs (North State St. Project)/(AmSouth Bank N.A., Birmingham, AL LOC)	1,240,000

		Missouri--1.7%
32,200,000		Missouri State HEFA, Series 1998, Weekly VRDNs (Stowers Institute for Medical Research)/(Morgan Guaranty Trust Co., New York LOC)	32,200,000
4,200,000		Missouri State HEFA, Series 1999 F, 4.25% TRANs (Grandview Consolidated School District #4, MO), 9/19/2000	4,202,697
5,000,000		Missouri State HEFA, Series 1999 H, 4.25% TRANs (Mehville R-9 School District, MO), 9/19/2000	5,003,210
8,500,000		Missouri State HEFA, Series 2000, Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LOC)	8,500,000
4,200,000		Poplar Bluff, MO IDA, Series 1987, Weekly VRDNs (Gates Rubber Co.)/(Bank One, Michigan LOC)	4,200,000
7,000,000		St. Louis, Series 2000, 5.25% TRANs, 6/28/2001	7,040,676

		TOTAL	61,146,583

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--3.2%
$25,473,363		ABN AMRO Chicago Corp., Series 1997-1, LeaseTOPS Trust Weekly VRDNs (LaSalle National Bank, Chicago LIQ)/(LaSalle National Bank, Chicago, IL LOC)	$25,473,363
33,409,000		Clipper Tax-Exempt Trust (Non-AMT Multistate), Series A, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	33,409,000
19,081,010		Equity Trust II, Series 1996, Weekly VRDNs (Republic National Bank of New York LOC)	19,081,010
12,885,019		PBCC LeaseTOPS Trust (Multistate Non-AMT), Series 1998-2, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	12,885,019
22,717,803		PBCC LeaseTOPS Trust (Multistate Non-AMT) Series 1999-2, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	22,717,803

		TOTAL	113,566,195

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), Series 1998-1, Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	7,500,000
1,000,000		Clark County, NV School District, 4.25% Bonds (FGIC INS), 6/15/2001	998,240

		TOTAL	8,498,240

		New Jersey--0.9%
15,385,000		New Jersey State, CDC, Series 1997L, Weekly VRDNs (Caisse des Depots et Consignations (CDC), Paris LIQ)	15,385,000
4,225,000		Ocean Township, NJ Series 2000A, 5.375% BANs, 5/25/2001	4,241,202
14,000,000		Patterson, NJ, 5.25% BANs, 6/15/2001	14,066,963

		TOTAL	33,693,165

		New York--6.7%
9,500,000		Gorham-Middlesex, NY Central School District, 4.50% BANs, 4/27/2001	9,512,042
25,000,000		Nassau County, NY, Series 1999 B, 4.75% TANs (First Union National Bank, Charlotte, NC LOC), 8/31/2000	25,014,941
10,000,000		New York City Municipal Water Finance Authority, (PT-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ)	10,000,000
10,000,000		New York City Municipal Water Finance Authority Series 5, 4.75% CP (Bayerische Landesbank Girozentrale, Landesbank Hessen-Thueringen, Frankfurt and Westdeutsche Landesbank Girozentrale LOCs), Mandatory Tender 8/31/2000	10,000,000
22,000,000		New York City Municipal Water Finance Authority, Trust Receipts, Series 1997 FR/RI-6, Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	22,000,000
10,000,000		New York City Municipal Water Finance Authority, Trust Receipts, Series 1998 FR/RI-11 Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	10,000,000
12,000,000		New York City Trust For Cultural Resources, Series 2000, Weekly VRDNs (Manhattan School of Music)/(Asset Guaranty INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$30,300,000		New York City, NY Transitional Finance Authority, BANs, Series 2000 FR/RI-A16, Daily VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	$30,300,000
10,000,000		New York City, NY, GO Bonds, Series 1995 F and G, Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	10,000,000
11,500,000		New York City, NY, UT GO Bonds, Series B, 7.50% Bonds, 2/1/2001	11,672,690
14,735,000	[2]	New York State Thruway Authority, (PT-1158), 4.60% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/15/2001	14,735,000
21,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt, Series FR/RI-N15, Weekly VRDNs (Bank of New York LIQ)	21,000,000
25,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, Series FR/RI-N16, 4.35% TOBs (Bank of New York LIQ), Optional Tender 10/25/2000	25,000,000
12,000,000		VRDC/IVRC Trust, Series 1992A, Weekly VRDNs (NY City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	12,000,000
13,400,000		VRDC/IVRC Trust, Series 1993G, Weekly VRDNs (St. Luke's Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank N.A., New York LIQ)	13,400,000

		TOTAL	236,634,673

		North Carolina--0.5%
15,000,000		Martin County, NC IFA, Series 1993, Weekly VRDNs (Weyerhaeuser Co.)	15,000,000
2,400,000		North Carolina Medical Care Commission, Revenue Bonds, Series 1992B, Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	2,400,000

		TOTAL	17,400,000

		Ohio--5.7%
8,338,000		ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), Series 1998-18, Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	8,338,000
2,530,000		Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	2,530,000
6,250,000		Anthony Wayne School District, OH, 4.61% BANs, 12/21/2000	6,257,752
12,685,000		Ashland County, OH Health Care Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,685,000
3,300,000		Brecksville City, OH, 5.10% BANs, 6/7/2001	3,305,325
4,500,000		Cuyahoga County, OH Health Care Facilities, Series 1999, Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati, OH LOC)	4,500,000
1,500,000		Cuyahoga County, OH Hospital Authority, Series C, Weekly VRDNs (Cleveland Clinic)	1,500,000
13,865,000		Cuyahoga County, OH, Series 1999, Weekly VRDNs (The Renaissance)/(LaSalle National Bank, Chicago, IL LOC)	13,865,000
4,850,000		Erie County, OH, Adjustable Rate Demand Health Care Facilities Bonds, Series 1996A, Weekly VRDNs (Providence Care Center)/(Bank One, N.A. (Ohio) LOC)	4,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,445,000		Franklin County, OH Health Care Facilities, Series 1999A, Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	$3,445,000
1,555,000		Franklin County, OH Health Care Facilities, Series 1999B, Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	1,555,000
13,445,000		Franklin County, OH Hospital Facility Authority, Series A, Weekly VRDNs (U.S. Health Corp. of Columbus)/(Morgan Guaranty Trust Co., New York LOC)	13,445,000
12,700,000		Franklin County, OH Hospital Revenue Bonds, Series 1995, Weekly VRDNs (Holy Cross Health System Corp.)/(Morgan Guaranty Trust Co., New York LIQ)	12,700,000
1,605,000		Genoa Village, OH, Series 1999, Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank of Northwestern, OH LOC)	1,605,000
6,870,000		Henry County, OH, Series 1996, Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	6,870,000
2,000,000		Louisville City, OH, Series 1999A, Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	2,000,000
4,450,000		Louisville City, OH, Series 1999B, Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	4,450,000
8,090,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Bank One, N.A., Ohio LOC)	8,090,000
165,000		Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs (Sunshine Children's Home)/(National City Bank, OH LOC)	165,000
6,230,000		Mahoning County, OH HFA, Housing Revenue Bonds, Series 1995, Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio N.A. LOC)	6,230,000
3,000,000		Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/(KeyBank, N.A. LOC)	3,000,000
7,400,000		Medina County, OH, Series 1997, Weekly VRDNs (Plaza 71 Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)	7,400,000
550,000		Montgomery County, OH IDA Weekly VRDNs (Center-Plex Venture)/(KeyBank, N.A. LOC)	550,000
3,220,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	3,220,000
8,700,000		New Albany, OH Community Authority, Infrastructure Improvement, Series B, Weekly VRDNs (Huntington National Bank, Columbus, OH LOC)	8,700,000
1,000,000		Ohio State Air Quality Development Authority Weekly VRDNs (Timken Co.)/(Credit Suisse First Boston LOC)	1,000,000
3,800,000		Ohio State Air Quality Development Authority, Series 1988A, Weekly VRDNs (PPG Industries, Inc.)	3,800,000
10,000,000		Ohio State Higher Education Facility, Series 1999, Weekly VRDNs (Higher Education Pooled Financing 1999 Program) /(Fifth Third Bank, Cincinnati, OH LOC)	10,000,000
1,395,000		Ohio State Higher Education Facility, Revenue Bonds Weekly VRDNs (Notre Dame College)/(National City Bank, OH LOC)	1,395,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$6,000,000		Rickenbacker, OH Port Authority, Series 1992, Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One, Ohio N.A. LOC)	$6,000,000
5,185,000		Ross County, OH, Hospital Facilities Revenue Bonds, Series 1995, Weekly VRDNs (Medical Center Hospital Project)/(Fifth Third Bank, Cincinnati, OH LOC)	5,185,000
5,665,000		Ross County, OH, Hospital Revenue Bonds Weekly VRDNs (Adena Health System)/(Fifth Third Bank, Cincinnati, OH LOC)	5,665,000
5,200,000		Scioto County, OH Hospital Authority, Series G, Weekly VRDNs (Volunteer Hospitals of America)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh, PA LIQ)	5,200,000
3,500,000		Solon City School District, OH, 5.10% BANs, 1/18/2001	3,505,499
6,475,000		Solon, OH, Series 2000, 5.10% BANs, 5/31/2001	6,485,241
3,075,000		Summit County, OH, Adjustable Rate Healthcare Facilities Revenue Bonds Series 1996, Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	3,075,000
3,000,000		Teays Valley, OH Local School District, Series B, 5.00% BANs, 11/14/2000	3,003,788
4,800,000		Walnut Hills, OH High School Alumni Foundation, Series 1998, Weekly VRDNs (Fifth Third Bank, Cincinnati, OH LOC)	4,800,000
1,440,000		Wayne County, OH, Health Care Facility Revenue Bonds, Series 1995, Weekly VRDNs (D & M Realty Project)/(Bank One, Ohio N.A. LOC)	1,440,000
2,350,000		Wood County, OH, Series 1998, Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,350,000

		TOTAL	204,160,605

		Oklahoma--0.5%
18,640,000		Tulsa, OK International Airport, Variable Rate Certificates, Series 1997 B-2, Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	18,640,000

		Pennsylvania--7.1%
5,000,000		Allegheny County, PA HDA, Series 2000 A, 5.50% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2001	5,030,941
5,025,000		Allegheny County, PA HDA, Revenue Bonds, Series B1, Daily VRDNs (Presbyterian University Hospital)/(Bank One, Michigan N.A. LOC)	5,025,000
9,600,000		Allegheny County, PA IDA, Series B, Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	9,600,000
1,225,000		Allegheny County, PA IDA, Commercial Development Revenue Bonds, Series 1992, Weekly VRDNs (Eleven Parkway Center Associates)/(Mellon Bank N.A., Pittsburgh, PA LOC)	1,225,000
4,835,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds, Series 1997B, Weekly VRDNs (Jewish Community Center)/(National City, PA LOC)	4,835,000
3,050,000		Commonwealth of Pennsylvania, Floater Certificate, Series 1998-53, Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter, & Co. LIQ)	3,050,000
24,295,000		Commonwealth of Pennsylvania, TOCs Trust, Series 1999-3, Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank N.A., New York LIQ)	24,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$36,955,000		Dauphin County, PA General Authority, Education and Health Loan Program, Series 1997, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Bank N.A., New York LIQ)	$36,955,000
15,500,000		Doylestown Hospital Authority, PA, Doylestown Hospital Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)	15,500,000
3,900,000		East Hempfield Township, PA IDA, Series 1985, Weekly VRDNs (Yellow Freight System)/(Wachovia Bank of NC, N.A. LOC)	3,900,000
15,000,000		East Hempfield Township, PA IDA, Series 1997, Weekly VRDNs (Mennonite Home)/(Dauphin Deposit Bank and Trust LOC)	15,000,000
19,500,000		Easton Area School District, PA, Series 1997, Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	19,500,000
1,500,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Mellon Bank N.A., Pittsburgh, PA LOC)	1,500,000
20,560,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds, Series 1996, Weekly VRDNs (Masonic Homes)	20,560,000
7,000,000		Lehigh County, PA General Purpose Authority, Series 2000, Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	7,000,000
2,000,000		Mercersburg Borough General Purpose Authority, Series 2000A, Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	2,000,000
9,300,000		Mercersburg Borough General Purpose Authority, Series 2000B, Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	9,300,000
6,290,000		Montgomery County, PA IDA, Commercial Development Revenue Bonds, Series 1992, Weekly VRDNs (Hickory Pointe Project)/(First Union National Bank, Charlotte, NC LOC)	6,290,000
9,535,000		New Castle, PA Area Hospital Authority, Series 1996, Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	9,535,000
8,760,000		Pennsylvania State Higher Education Assistance Agency, Revenue Refunding Bonds, 6.80% Bonds (FGIC INS), 12/1/2000	8,843,567
1,250,000		Philadelphia, PA IDA, Variable Rate Revenue Bonds, Series 1998, Weekly VRDNs (Philadelphia Academy of Music)/(First Union National Bank, Charlotte, NC LOC)	1,250,000
1,875,000		Philadelphia, PA IDA, Refunding Revenue Bonds, Series 1991, Weekly VRDNs (Tom James Co.)/(SunTrust Bank LOC)	1,875,000
13,175,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts, Series 2000 FR/RI-N4, Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	13,175,000
2,000,000		Philadelphia, PA Water & Wastewater System, (CDC) Series 1997Q, Weekly VRDNs (MBIA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	2,000,000
5,000,000		Southcentral Pennsylvania General Authority, Series 2000A, Weekly VRDNs (York County, PA)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$10,000,000		University of Pittsburgh, Series 2000B, Weekly VRDNs	$10,000,000
4,800,000		University of Pittsburgh, Series 2000B, Weekly VRDNs	4,800,000
2,200,000		Washington County, PA Authority, Series B-1D, Daily VRDNs (Eye & Ear Hospital)/(PNC Bank, N.A. LOC)	2,200,000
4,500,000		Washington County, PA Authority, Series B-1E, Daily VRDNs (Eye & Ear Hospital)/(PNC Bank, N.A. LOC)	4,500,000

		TOTAL	253,744,508

		South Carolina--1.0%
20,000,000		South Carolina State Public Service Authority, 4.15% CP (Bank of America, N.A., Bank of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto Dominion Bank LIQs), Mandatory Tender 9/14/2000	20,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS, Series 2000 L, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	6,500,000
7,700,000		Spartanburg County, SC School District (No. 6), 4.875% BANs, 4/1/2001	7,725,786

		TOTAL	34,225,786

		South Dakota--0.1%
5,000,000		South Dakota Housing Development Authority, Series F, 4.50% BANs, 6/28/2001	5,000,000

		Tennessee--5.1%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), Series 1999-1, Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	13,071,000
16,000,000		Chattanooga, TN HEFA Weekly VRDNs (McCallie School)/(SunTrust Bank, Nashville, TN LOC)	16,000,000
7,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America, N.A. LOC)	7,800,000
3,200,000		Chattanooga, TN IDB, Series 1997, Weekly VRDNs (YMCA Projects)/(SunTrust Bank, Nashville, TN LOC)	3,200,000
17,785,000		Elizabethton, TN Health & Educational Facilities Board, MERLOTS Series 2000 GG, Weekly VRDNs (Mountain States Health Alliance)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	17,785,000
6,300,000		Jackson County, TN IDB, Series B, Daily VRDNs (Esselte AB)/(Bank of America, N.A. LOC)	6,300,000
14,750,000		Knox County, TN Health Education & Housing Facilities Board, Series 2000, Weekly VRDNs (Johnson Bible College)/(AmSouth Bank N.A., Birmingham, AL LOC)	14,750,000
2,200,000		Knox County, TN IDB, Series 1999, Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank, Nashville, TN LOC)	2,200,000
4,900,000		Maury County, TN HEFA, Series 1996 E, Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)	4,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$8,775,000		Memphis, TN Center City Revenue Finance Corp., Series 1996A, Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	$8,775,000
2,700,000		Memphis, TN, General Improvement Refunding Bonds, Series 1995A, Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	2,700,000
1,000,000		Memphis, TN, General Improvement Refunding Bonds, Series 1995A, Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	1,000,000
1,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Series 1996, Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank, Nashville, TN LOC)	1,500,000
2,770,000		Metropolitan Government Nashville & Davidson County, TN IDB, Series 1995, Weekly VRDNs (Hickory Trace Apartments)/(National City Bank, Kentucky LOC)	2,770,000
970,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds, Series 1996, Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	970,000
3,380,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, Series II-G-3, Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	3,380,000
30,000,000		Shelby County, TN Health Education & Housing Facilities Board, Series 2000, 4.65% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 11/20/2000	30,000,000
15,000,000		Shelby County, TN Health Education & Housing Facilities Board, Series 2000, 4.65% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 11/21/2000	15,000,000
2,470,000		Tennessee State, Series B, 5.00% Bonds, 5/1/2001	2,483,364
11,250,000		Tennessee State, PUTTERs, Series 113, Weekly VRDNs (J.P. Morgan & Co., Inc. LIQ)	11,250,000
1,530,000		Washington County, TN IDB, Revenue Refunding Bonds, Series 1996, Weekly VRDNs (Springbrook Properties Project)/(SunTrust Bank, Nashville, TN LOC)	1,530,000
12,900,000		Wilson County, TN Sports Authority, Series 1999, Weekly VRDNs (PNC Bank, N.A. LOC)	12,900,000

		TOTAL	180,264,364

		Texas--5.3%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), Series 1998-19, Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	20,996,000
10,890,000		Aldine, TX ISD, Series 1997 SGB-30, Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
9,365,000	[2]	Collin County, TX, (PT-1156), 4.65% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	9,365,000
5,575,000	[2]	Conroe, TX ISD, (PT-1168), 4.50% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/26/2001	5,575,000
10,000,000	[2]	Dallas, TX, (PT-369), 4.50% TOBs (Merrill Lynch Capital Services., Inc. LIQ), Optional Tender 6/14/2001	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$400,000		Grapevine, TX, IDC, SimuFlite Training International Project, Series 1993, Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	$400,000
2,700,000		Harris County, TX HFDC Adjustable Revenue Bonds, Series 1997B, Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	2,700,000
10,750,000		Harris County, TX HFDC, Series 2000, Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	10,750,000
5,000,000		Harris County, TX HFDC, Series 2000, Weekly VRDNs (St. Dominic Village)/(Chase Bank of Texas LOC)	5,000,000
10,000,000		Harris County, TX, Trust Receipts, Series 2000 FR/RI-N1, Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	10,000,000
1,470,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,470,000
10,000,000	[2]	San Antonio ISD, TX, (PT-1184), 3.80% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 9/7/2000	10,000,000
4,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts, Series 1997 SG 101, Weekly VRDNs (Societe Generale, Paris LIQ)	4,000,000
9,890,000	[2]	San Antonio, TX Electric & Gas, (PT-1110), 4.75% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 5/3/2001	9,890,000
3,735,000		TX Pooled Tax Exempt Trust, Certificates of Participation, Series 1996, Weekly VRDNs (Bank One, Texas N.A. LOC)	3,735,000
70,000,000		Texas State, 4.50% TRANs, 8/31/2000	70,036,939
3,000,000		Texas Turnpike Authority, Trust Receipt, Series 2000 FR/RI-N2, Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF)	3,000,000

		TOTAL	187,807,939

		Utah--0.1%
4,300,000		Emery County, UT, PCR Refunding Bonds, Series 1994, Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	4,300,000

		Vermont--0.0%
700,000		Vermont Educational and Health Buildings Financing Agency, Series 1995 A, Weekly VRDNs (KeyBank, N.A. LOC)	700,000

		Virginia--3.5%
33,910,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), Series 1998-21, Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	33,910,000
4,340,000		Alexandria, VA IDA, Series 1999, Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank, Richmond, VA LOC)	4,340,000
13,000,000		Arlington County, VA, Series 2000, 5.05% BANs, 7/1/2001	13,003,855
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,125,000		Arlington County, VA, Series 2000A, Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank, Richmond, VA LOC)	$3,125,000
3,500,000		Fairfax County, VA EDA, Series 1995, Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(Mellon Bank N.A., Pittsburgh, PA LOC)	3,500,000
3,000,000		Fauquier County, VA IDA, Refunding Revenue Bonds Weekly VRDNs (Warrenton Development Co.)/(Fleet Bank N.A. LOC)	3,000,000
5,000,000		Hampton, VA Redevelopment & Housing Authority, Series 1998, Weekly VRDNs (Township Apartments)/(AmSouth Bank N.A., Birmingham, AL LOC)	5,000,000
12,000,000		Henrico County, VA EDA, Series 2000, Weekly VRDNs (Westminster-Canterbury of Richmond)/(SunTrust Bank, Richmond, VA LOC)	12,000,000
22,000,000		James City County, VA IDA, Series 1997, Weekly VRDNs (Riverside Health System-Patriots Colony)	22,000,000
1,500,000		Newport News, VA Redevelopment & Housing Authority, Series 1999, Weekly VRDNs (River Park Towers)/(Bank One, Arizona N.A. LOC)	1,500,000
13,000,000		Norfolk, VA Water Revenue, Series 2000, 5.30% BANs, 6/30/2001	13,003,863
2,830,000		Richmond, VA Redevelopment & Housing Authority, Series 1989, Weekly VRDNs (Belmont Apartment)/(First Union National Bank, Charlotte, NC LOC)	2,830,000
6,500,000		Spotsylvania County, VA IDA, Series 1993, Weekly VRDNs (Carlisle Corp.)/(SunTrust Bank, Richmond, VA LOC)	6,500,000

		TOTAL	123,712,718

		Washington--1.6%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), Series 1998-16, Weekly VRDNs (Port of Seattle, WA)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTops Certificates Trust (Multistate Non-AMT), Series 1999-12, Weekly VRDNs (Washington State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	11,957,000
10,000,000		King County, WA, MERLOTS, Series 2000E, Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
2,200,000		Port of Seattle, WA, IDR Bonds, Series 1985, Weekly VRDNs (Douglas Management Co. Project)/(Mellon Bank N.A., Pittsburgh, PA LOC)	2,200,000
24,000,000		Port of Seattle, WA, Series 1999A, Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	24,000,000
2,930,000		Seattle, WA, Solid Waste Utility Revenue Bonds, 4.75% Bonds (FSA INS), 8/1/2000	2,930,000

		TOTAL	55,087,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.6%
$7,005,000		Cabell County Commission, WV, Life Care Facilities Multi-Option Revenue Bonds, Series 1995, Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	$7,005,000
14,500,000		Marshall County, WV, PCR, Series 1992, Weekly VRDNs (PPG Industries, Inc.)	14,500,000

		TOTAL	21,505,000

		Wisconsin--4.6%
10,000,000		Appleton, WI Area School District, 4.25% TRANs, 9/25/2000	10,006,510
19,000,000		Fond Du Lac, WI School District, 4.65% BANs, 12/1/2000	19,018,141
3,250,000		Hancock, WI, IDRB, Series 1996, Weekly VRDNs (Ore-Ida Foods, Inc.)/(Heinz (H.J.) Co. GTD)	3,250,000
4,400,000		Kettle Moraine, WI School District, 4.00% TRANs, 9/1/2000	4,400,933
5,900,000		Middleton-Cross Plains Area School District, 4.10% TRANs, 8/23/2000	5,901,194
15,000,000		Milwaukee, WI Trust Receipts, Series 1999 FR/RI-A37, Weekly VRDNs (Milwaukee, WI Public Schools)/(Bank of New York LIQ)	15,000,000
40,250,000		Milwaukee, WI Trust Receipts, Series 2000 FR/RI-A8, Weekly VRDNs (Bank of New York LIQ)	40,250,000
9,450,000		New Berlin, WI School District, 4.25% TRANs (New Berlin, WI), 8/24/2000	9,452,702
4,650,000		Oconto Falls, WI Public School District, 4.80% BANs, 4/1/2001	4,652,828
4,975,000		Stevens Point, WI Area Public School District, 4.25% TRANs, 10/13/2000	4,978,914
3,500,000		Tomah, WI Area School District, 4.15% TRANs, 9/26/2000	3,501,700
3,680,000		Two Rivers, WI Public School District, 5.10% BANs, 3/1/2001	3,681,509
2,000,000		Wisconsin HEFA, Series 1997, Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	2,000,000
6,000,000		Wisconsin HEFA, Series 1999C, Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One, Wisconsin, N.A. LOC)	6,000,000
21,590,000		Wisconsin HEFA, MERLOTS, Series 1997B, Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	21,590,000
9,030,000	[2]	Wisconsin State, (PT-1137), 4.30% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/15/2001	9,030,000

		TOTAL	162,714,431

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wyoming--0.1%
$1,845,000		Douglas, WY, 4.75% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 12/1/2000	$1,845,000
1,125,000		Natrona County, WY Hospital Revenue, 6.175% TOBs (Grainger (W.W.), Inc.), Optional Tender 12/1/2000	1,125,000

		TOTAL	2,970,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$3,551,755,206

1 The fund invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch IBCA, Inc. are all considered rated in the highest short-term rating category. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
100.0%	0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At July 31, 2000 these securities amounted to $230,810,000 which represents 6.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,555,951,923) at July 31, 2000.

Following the Portfolios of Investments is a glossary of acronyms used throughout the portfolios.

See Notes which are an integral part of the Financial Statements

Glossary of Acronyms
ACES	--Adjustable Convertible Extendable Securities
AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Finance Authority
EDR	--Economic Development Revenue
EDRB(s)	--Economic Development Revenue Bond(s)
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
Glossary of Acronyms--continued
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ	--Liquidity Agreement
LO	--Limited Option
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
SA	--Support Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

JULY 31, 2000

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$3,884,753,000	$--	$--
Investments in securities	3,285,362,120	3,287,433,405	780,113,727

Total investments in securities, at amortized cost and value	7,170,115,120	3,287,433,405	780,113,727
Cash	--	5,749,783	679,091
Income receivable	29,401,468	11,041,950	5,018,536
Receivable for shares sold	18,510,492	24,174	1,750

TOTAL ASSETS	7,218,027,080	3,304,249,312	785,813,104

Liabilities:
Payable for investments purchased	118,721,133	49,970,000	--
Payable for shares redeemed	84,091	743,662	25,614
Income distribution payable	24,182,568	13,666,451	1,196,407
Payable to Bank	33,052	--	--
Accrued expenses	713,416	523,982	115,301

TOTAL LIABILITIES	143,734,260	64,904,095	1,337,322

TOTAL NET ASSETS	$7,074,292,820	$3,239,345,217	$784,475,782

Net Assets Consist of:
Paid in capital	7,074,292,820	3,239,345,217	784,475,782

TOTAL NET ASSETS	$7,074,292,820	$3,239,345,217	$784,475,782

Net Assets:
Institutional Shares	$4,431,985,360	$1,298,674,023	$445,658,751
Institutional Service Shares	2,642,307,460	1,940,671,194	266,102,937
Institutional Capital Shares	--	--	72,714,094

TOTAL NET ASSETS	$7,074,292,820	$3,239,345,217	$784,475,782

Shares Outstanding:
Institutional Shares	4,431,985,360	1,298,674,023	445,658,751
Institutional Service Shares	2,642,307,460	1,940,671,194	266,102,937
Institutional Capital Shares	--	--	72,714,094
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$ --	$ --	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

JULY 31, 2000

	Prime Cash Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund
Assets:
Investments in repurchase agreements	$8,930,000	$88,450,000	$--
Investments in securities	3,694,193,951	2,892,539,435	3,551,755,206

Total investments in securities, at amortized cost and value	3,703,123,951	2,980,989,435	3,551,755,206
Cash	--	7,442,936	2,141,119
Income receivable	24,630,168	17,284,936	28,215,399
Receivable for shares sold	9,772,969	639,898	--

TOTAL ASSETS	3,737,527,088	3,006,357,205	3,582,111,724

Liabilities:
Payable for investments purchased	--	--	12,234,738
Payable for shares redeemed	--	3,778,064	3,282,270
Income distribution payable	7,484,451	5,034,968	10,122,085
Accrued expenses	343,821	296,218	520,708

TOTAL LIABILITIES	7,828,272	9,109,250	26,159,801

TOTAL NET ASSETS	$3,729,698,816	$2,997,247,955	$3,555,951,923

Net Assets Consist of:
Paid in Capital	$3,729,698,816	$2,997,247,955	$3,555,890,932
Accumulated net realized loss on investments	--	--	(9,417)
Undistributed net investment income	--	--	70,408

TOTAL NET ASSETS	$3,729,698,816	$2,997,247,955	$3,555,951,923

Net Assets:
Institutional Shares	$2,471,383,016	$2,051,666,475	$2,464,779,243
Institutional Service Shares	1,095,033,986	708,801,350	1,091,172,680
Institutional Capital Shares	163,281,814	236,780,130	--

TOTAL NET ASSETS	$3,729,698,816	$2,997,247,955	$3,555,951,923

Shares Outstanding:
Institutional Shares	2,471,383,016	2,051,666,475	2,464,764,207
Institutional Service Shares	1,095,033,986	708,801,350	1,091,146,138
Institutional Capital Shares	163,281,814	236,780,130	--
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	--

See Notes which are an integral part of the Financial Statements

Statements of Operations

JULY 31, 2000

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$414,323,510	$162,343,996	$26,146,683

Expenses:
Investment adviser fee	14,132,895	5,535,690	1,301,299
Administrative personnel and services fee	5,323,322	2,085,054	486,501
Custodian fees	377,121	190,007	30,586
Transfer and dividend disbursing agent fees and expenses	146,656	84,483	82,326
Directors'/Trustees' fees	49,161	19,328	6,666
Auditing fees	14,676	14,781	11,636
Legal fees	16,733	8,171	29,718
Portfolio accounting fees	512,434	242,456	125,075
Shareholder services fee--Institutional Shares	11,925,637	3,146,797	--
Shareholder services fee--Institutional Service Shares	5,742,900	3,772,815	408,054
Shareholder services fee-Institutional Capital Shares	--	--	230,961
Share registration costs	52,005	62,819	50,483
Printing and postage	54,491	14,448	25,323
Insurance premiums	12,148	5,377	38,455
Miscellaneous	39,209	24,861	5,690

TOTAL EXPENSES	38,399,388	15,207,087	2,832,773

Waivers:
Waiver of investment adviser fee	(6,285,417)	(2,634,198)	(979,272)
Waiver of shareholder services fee--Institutional Shares	(11,925,637)	(3,146,797)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(138,576)

TOTAL WAIVERS	(18,211,054)	(5,780,995)	(1,117,848)

Net expenses	20,188,334	9,426,092	1,714,925

Net investment income	$394,135,176	$152,917,904	$24,431,758

See Notes which are an integral part of the Financial Statements

Statements of Operations

JULY 31, 2000

	Prime Cash Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund
Investment Income:
Interest	$232,090,422	$151,276,927	$134,345,754

Expenses:
Investment adviser fee	7,788,941	5,022,821	7,024,249
Administrative personnel and services fee	2,933,840	1,891,884	2,645,825
Custodian fees	242,126	201,131	151,628
Transfer and dividend disbursing agent fees and expenses	123,788	171,594	98,993
Directors'/Trustees' fees	30,227	18,354	26,827
Auditing fees	11,637	12,065	15,298
Legal fees	34,972	22,154	78,087
Portfolio accounting fees	321,786	235,815	285,857
Shareholder services fee--Institutional Shares	--	--	6,208,414
Shareholder services fee--Institutional Service Shares	2,567,496	1,619,780	2,571,897
Shareholder services fee--Institutional Capital Shares	596,792	687,445	--
Share registration costs	50,230	51,042	60,127
Printing and postage	28,663	25,450	22,176
Insurance premiums	215,639	130,758	273,428
Miscellaneous	36,479	20,301	40,660

TOTAL EXPENSES	14,982,616	10,110,594	19,503,466

Waivers:
Waiver of investment adviser fee	(4,589,181)	(3,619,609)	(3,544,373)
Waiver of shareholder services fee--Institutional Shares	--	--	(6,208,414)
Waiver of shareholder services fee--Institutional Capital Shares	(358,075)	(412,467)	--

TOTAL WAIVERS	(4,947,256)	(4,032,076)	(9,752,787)

Net expenses	10,035,360	6,078,518	9,750,679

Net investment income	222,055,062	145,198,409	124,595,075

Realized and Unrealized Gain on Investments:

Net realized gain on investments	--	--	38,568

Change in net assets resulting from operations	$222,055,062	$145,198,409	$124,633,643

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
	Year Ended July 31, 2000	Year Ended July 31, 1999	Year Ended July 31, 2000	Year Ended July 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$394,135,176	$305,404,334	$152,917,904	$105,399,317

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(269,225,314)	(222,751,323)	(71,118,765)	(50,768,000)
Institutional Service Shares	(124,909,862)	(82,653,011)	(81,799,139)	(54,631,317)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(394,135,176)	(305,404,334)	(152,917,904)	(105,399,317)

Share Transactions:
Proceeds from sale of shares	71,999,908,474	51,401,497,598	11,914,254,814	9,394,668,858
Net asset value of shares issued to shareholders in payment of distribution declared	142,169,798	97,236,668	30,935,152	24,328,475
Cost of shares redeemed	(71,653,620,419)	(50,292,422,340)	(11,101,812,043)	(8,806,949,621)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	488,457,853	1,206,311,926	843,377,923	612,047,712

Change in net assets	488,457,853	1,206,311,926	843,377,923	612,047,712

Net Assets:
Beginning of period	6,585,834,967	5,379,523,041	2,395,967,294	1,783,919,582

End of period	$7,074,292,820	$6,585,834,967	$3,239,345,217	$2,395,967,294

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund
	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,431,758	$8,046,126	$13,575,634

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,946,883)	(5,706,072)	(9,176,860)
Institutional Service Shares	(6,115,738)	(1,210,234)	(2,031,566)
Institutional Capital Shares	(3,369,137)	(1,129,820)	(2,367,208)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,431,758)	(8,046,126)	(13,575,634)

Share Transactions:
Proceeds from sale of shares	7,539,409,734	3,686,794,227	6,671,442,391
Net asset value of shares issued to shareholders in payment of distribution declared	10,150,680	2,790,181	4,797,681
Cost of shares redeemed	(7,300,410,711)	(3,640,523,643)	(6,466,730,133)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	249,149,703	49,060,765	209,509,939

Change in net assets	249,149,703	49,060,765	209,509,939

Net Assets:
Beginning of period	535,326,079	486,265,314	276,755,375

End of period	$784,475,782	$535,326,079	$486,265,314

1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund
	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$222,055,062	$85,879,759	$122,009,606

Distributions to Shareholders:
Distribution from net investment income
Institutional Shares	(151,779,545)	(52,994,564)	(73,059,518)
Institutional Service Shares	(56,953,675)	(21,202,105)	(36,684,622)
Institutional Capital Shares	(13,321,842)	(11,683,090)	(12,265,466)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(222,055,062)	(85,879,759)	(122,009,606)

Share Transactions:
Proceeds from sale of shares	54,690,380,490	24,795,354,445	33,162,916,740
Net asset value of shares issued to shareholders in payment of distribution declared	130,063,721	35,271,569	55,512,391
Cost of shares redeemed	(54,224,446,043)	(24,647,235,068)	(32,428,562,553)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	595,998,168	183,390,946	789,866,578

Change in net assets	595,998,168	183,390,946	789,866,578

Net Assets:
Beginning of period	3,133,700,648	2,950,309,702	2,160,443,124

End of period	$3,729,698,816	$3,133,700,648	$2,950,309,702

1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund			Tax-Free Obligations Fund
	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999	Year Ended July 31, 2000	Year Ended July 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$145,198,409	$57,197,837	$86,540,164	$124,595,075	$105,505,939
Net realized gain (loss) on investments	--	--	--	38,568	(30,299)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	145,198,409	57,197,837	86,540,164	124,633,643	105,475,640

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(93,855,530)	(38,874,779)	(60,707,164)	(89,762,257)	(76,303,750)
Institutional Service Shares	(35,790,514)	(12,570,275)	(19,716,305)	(34,832,818)	(29,202,189)
Institutional Capital Shares	(15,552,365)	(5,752,783)	(6,116,695)	--	--

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(145,198,409)	(57,197,837)	(86,540,164)	(124,595,075)	(105,505,939)

Share Transactions:
Proceeds from sale of shares	39,573,731,184	17,356,187,248	26,516,611,802	16,225,780,727	19,112,974,988
Net asset value of shares issued to shareholders in payment of distribution declared	95,258,257	39,241,753	51,764,190	12,617,904	12,430,534
Cost of shares redeemed	(38,802,951,219)	(17,433,612,169)	(25,657,179,044)	(16,199,832,538)	(18,828,314,145)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	866,038,222	(38,183,168)	911,196,948	38,566,093	297,091,377

Change in net assets	866,038,222	(38,183,168)	911,196,948	38,604,661	297,061,078

Net Assets:
Beginning of period	2,131,209,733	2,169,392,901	1,258,195,953	3,517,347,262	3,220,286,184

End of period	$2,997,247,955	$2,131,209,733	$2,169,392,901	$3,555,951,923	$3,517,347,262

1 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1996	$1.00	0.05	(0.05)	--
July 31, 1997	$1.00	0.05	(0.05)	--
July 31, 1998	$1.00	0.05	(0.05)	--
July 31, 1999	$1.00	0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	(0.06)	--

Government Obligations Tax-Managed Fund
July 31, 1996	$1.00	0.05	(0.05)	--
July 31, 1997	$1.00	0.05	(0.05)	--
July 31, 1998	$1.00	0.05	(0.05)	--
July 31, 1999	$1.00	0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	(0.06)	--

Municipal Obligations Fund
January 31, 1996	$1.00	0.04	(0.04)	(0.00)[4]
January 31, 1997[5]	$1.00	0.04	(0.04)	--
January 31, 1998	$1.00	0.04	(0.04)	--
January 31, 1999	$1.00	0.03	(0.03)	--
July 31, 1999[6]	$1.00	0.02	(0.02)	--
July 31, 2000[3]	$1.00	0.04	(0.04)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 Amount represents less than ($0.01) per share.

5 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

6 The fund changed its fiscal year-end from January 31 to July 31.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.55%		0.20%		5.41%		0.36%		$2,182,999
$1.00	5.43%		0.20%		5.32%		0.35%		$3,293,392
$1.00	5.59%		0.20%		5.45%		0.35%		$3,707,106
$1.00	5.04%		0.20%		4.92%		0.34%		$4,498,581
$1.00	5.80%		0.20%		5.64%		0.34%		$4,431,985

$1.00	5.50%		0.17%		5.28%		0.44%		$199,243
$1.00	5.35%		0.20%		5.26%		0.38%		$510,683
$1.00	5.49%		0.20%		5.35%		0.37%		$953,268
$1.00	5.00%		0.20%		4.88%		0.35%		$1,066,412
$1.00	5.77%		0.20%		5.65%		0.35%		$1,298,674

$1.00	4.03%		0.18%		3.95%		0.12%		$135,120
$1.00	3.56%		0.18%		3.48%		0.20%		$159,561
$1.00	3.68%		0.18%		3.57%		0.23%		$217,838
$1.00	3.53%		0.18%		3.41%		0.41%		$303,899
$1.00	1.59%		0.18%	[7]	3.17%	[7]	0.18%	[7]	$354,034
$1.00	3.92%		0.18%		3.78%		0.15%		$445,659

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions from Net Investment Income
Prime Cash Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.06	(0.06)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)

Prime Value Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.06	(0.06)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)

Tax-Free Obligations Fund
July 31, 1996	$1.00	0.03	(0.03)
July 31, 1997	$1.00	0.03	(0.03)
July 31, 1998	$1.00	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.03)
July 31, 2000[6]	$1.00	0.04	(0.04)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

See Notes which are an integral part of the Financial Statements

Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	6.08%		0.17%		5.90%		0.08%		$3,919,186
$1.00	5.38%		0.18%		5.25%		0.14%		$1,572,912
$1.00	5.61%		0.18%		5.44%		0.12%		$1,100,620
$1.00	5.50%		0.18%		5.29%		0.37%		$1,825,266
$1.00	2.42%		0.18%	[5]	4.81%	[5]	0.13%	[5]	$1,929,887
$1.00	5.91%		0.18%		5.77%		0.12%		$2,471,383

$1.00	6.10%		0.17%		5.93%		0.08%		$2,754,390
$1.00	5.41%		0.16%		5.29%		0.15%		$387,994
$1.00	5.68%		0.14%		5.59%		0.18%		$865,742
$1.00	5.53%		0.16%		5.37%		0.40%		$1,474,123
$1.00	2.44%		0.16%	[5]	4.87%	[5]	0.15%	[5]	$1,147,717
$1.00	5.92%		0.16%		5.91%		0.15%		$2,051,666

$1.00	3.55%		0.20%		3.46%		0.36%		$1,514,979
$1.00	3.49%		0.20%		3.43%		0.35%		$1,474,180
$1.00	3.50%		0.20%		3.45%		0.35%		$2,279,770
$1.00	3.14%		0.20%		3.08%		0.35%		$2,461,697
$1.00	3.69%		0.20%		3.61%		0.35%		$2,464,779

Financial Highlights--Institutional Services Shares

JULY 31, (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Government Obligations Fund
July 31, 1996	$1.00	0.05	(0.05)
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.05	(0.05)

Government Obligations Tax-Managed Fund
July 31, 1996	$1.00	0.05	(0.05)
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.05	(0.05)

Municipal Obligations Fund

January 31, 1997[4,5]	$1.00	0.03	(0.03)
January 31, 1998	$1.00	0.03	(0.03)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[6]	$1.00	0.01	(0.01)
July 31, 2000[3]	$1.00	0.04	(0.04)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

5 Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

6 The fund changed its fiscal year-end from January 31 to July 31.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.29%		0.45%		5.14%		0.11%		$702,274
$1.00	5.16%		0.45%		5.06%		0.10%		$936,869
$1.00	5.33%		0.45%		5.23%		0.10%		$1,672,417
$1.00	4.78%		0.45%		4.67%		0.09%		$2,087,254
$1.00	5.54%		0.45%		5.44%		0.09%		$2,642,307

$1.00	5.23%		0.42%		5.00%		0.19%		$322,698
$1.00	5.09%		0.45%		4.97%		0.13%		$421,095
$1.00	5.23%		0.45%		5.11%		0.12%		$830,652
$1.00	4.74%		0.45%		4.63%		0.10%		$1,329,556
$1.00	5.50%		0.45%		5.42%		0.10%		$1,940,671

$1.00	3.31%		0.43%		3.08%		0.21%		$0.30
$1.00	3.43%		0.43%		3.48%		0.23%		$41,216
$1.00	3.27%		0.43%		3.22%		0.16%		$67,832
$1.00	1.47%		0.43%	[7]	2.98%	[7]	0.18%	[7]	$106,684
$1.00	3.66%		0.43%		3.75%		0.15%		$266,103

Financial Highlights--Institutional Services Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)

Prime Value Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)

Tax-Free Obligations Fund
July 31, 1996	$1.00	0.03	(0.03)
July 31, 1997	$1.00	0.03	(0.03)
July 31, 1998	$1.00	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.03)
July 31, 2000[6]	$1.00	0.03	(0.03)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.83%		0.42%		5.65%		0.08%		$324,474
$1.00	5.11%		0.43%		5.02%		0.14%		$412,762
$1.00	5.34%		0.43%		5.29%		0.12%		$668,665
$1.00	5.23%		0.43%		5.09%		0.12%		$894,851
$1.00	2.29%		0.43%	[5]	4.63%	[5]	0.13%	[5]	$957,998
$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034

$1.00	5.84%		0.42%		5.68%		0.08%		$20,372
$1.00	5.15%		0.41%		5.05%		0.16%		$18,415
$1.00	5.41%		0.39%		5.32%		0.17%		$325,390
$1.00	5.27%		0.41%		5.13%		0.15%		$495,172
$1.00	2.31%		0.41%	[5]	4.64%	[5]	0.15%	[5]	$707,737
$1.00	5.66%		0.41%		5.52%		0.15%		$708,801

$1.00	3.29%		0.45%		3.22%		0.11%		$406,408
$1.00	3.24%		0.45%		3.19%		0.10%		$587,983
$1.00	3.25%		0.45%		3.20%		0.10%		$940,516
$1.00	2.89%		0.45%		2.83%		0.10%		$1,055,650
$1.00	3.43%		0.45%		3.39%		0.10%		$1,091,173

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At July 31, 2000, the Tax-Free Obligations Fund for federal tax purposes, had a capital loss carryforward of $797, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

Additionally, net capital losses of $8,620 attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Government Obligations Fund	Year Ended July 31, 2000	Year Ended July 31, 1999
Institutional Shares:
Shares sold	42,321,529,617	36,151,964,653
Shares issued to shareholders in payment of distributions declared	82,665,569	61,202,566
Shares redeemed	(42,470,790,676)	(35,421,691,944)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(66,595,490)	791,475,275

Institutional Service Shares:
Shares sold	29,678,378,857	15,249,532,945
Shares issued to shareholders in payment of distributions declared	59,504,229	36,034,102
Shares redeemed	(29,182,829,743)	(14,870,730,396)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	555,053,343	414,836,651

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	488,457,853	1,206,311,926

Government Obligations Tax-Managed Fund	Year Ended July 31, 2000	Year Ended July 31, 1999
Institutional Shares:
Shares sold	4,857,084,465	3,078,610,269
Shares issued to shareholders in payment of distributions declared	6,602,562	8,784,273
Shares redeemed	(4,631,424,664)	(2,974,250,945)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	232,262,363	113,143,597

Institutional Service Shares:
Shares sold	7,057,170,349	6,316,058,589
Shares issued to shareholders in payment of distributions declared	24,332,590	15,544,202
Shares redeemed	(6,470,387,379)	(5,832,698,676)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	611,115,560	498,904,115

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	843,377,923	612,047,712

Municipal Obligations Fund	Year Ended July 31, 2000	Period Ended July 31, 1999[1]	Year Ended January 31, 1999
Institutional Shares:
Shares sold	6,101,965,080	3,220,783,476	5,212,142,622
Shares issued to shareholders in payment of distributions declared	3,137,331	1,004,656	1,302,615
Shares redeemed	(6,013,477,287)	(3,171,653,273)	(5,127,376,711)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	91,625,124	50,134,859	86,068,526

Institutional Service Shares:
Shares sold	766,373,008	217,443,628	422,524,378
Shares issued to shareholders in payment of distributions declared	5,225,410	1,080,682	1,503,612
Shares redeemed	(612,179,039)	(179,672,680)	(397,415,401)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	159,419,379	38,851,630	26,612,589

Institutional Capital Shares:
Shares sold	671,071,646	248,567,123	1,036,775,391
Shares issued to shareholders in payment of distributions declared	1,787,939	704,843	1,991,454
Shares redeemed	(674,754,385)	(289,197,690)	(941,938,021)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(1,894,800)	(39,925,724)	96,828,824

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	249,149,703	49,060,765	209,509,939

1 The Fund has changed its fiscal year-end from January 31 to July 31.

Prime Cash Obligations Fund	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Institutional Shares:
Shares sold	43,306,204,878	18,081,938,275	23,532,773,371
Shares issued to shareholders in payment of distributions declared	107,697,226	26,581,479	44,134,116
Shares redeemed	(42,872,406,455)	(18,003,898,560)	(22,852,260,827)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	541,495,649	104,621,194	724,646,660

Institutional Service Shares:
Shares sold	9,407,726,653	4,467,896,195	7,290,975,466
Shares issued to shareholders in payment of distributions declared	16,605,386	3,350,044	5,275,668
Shares redeemed	(9,287,296,105)	(4,408,099,082)	(7,070,064,987)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	137,035,934	63,147,157	226,186,147

Institutional Capital Shares:
Shares sold	1,976,448,959	2,245,519,975	2,339,167,903
Shares issued to shareholders in payment of distributions declared	5,761,109	5,340,046	6,102,607
Shares redeemed	(2,064,743,483)	(2,235,237,426)	(2,506,236,739)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(82,533,415)	15,622,595	(160,966,229)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	595,998,168	183,390,946	789,866,578

1 The Fund has changed its fiscal year-end from January 31 to July 31.

Prime Value Obligations Fund	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended January 31, 1999
Institutional Shares:
Shares sold	26,890,024,779	11,553,124,074	19,781,464,858
Shares issued to shareholders in payment of distributions declared	63,502,442	27,134,621	34,346,178
Shares redeemed	(26,049,577,802)	(11,906,664,823)	(19,207,430,021)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	903,949,419	(326,406,128)	608,381,015

Institutional Service Shares:
Shares sold	10,601,515,629	4,750,407,849	5,129,107,787
Shares issued to shareholders in payment of distributions declared	22,846,623	8,335,094	12,725,748
Shares redeemed	(10,623,297,952)	(4,546,178,066)	(4,972,051,133)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,064,300	212,564,877	169,782,402

Institutional Capital Shares:
Shares sold	2,082,190,776	1,052,655,325	1,606,039,157
Shares issued to shareholders in payment of distributions declared	8,909,192	3,772,038	4,692,264
Shares redeemed	(2,130,075,465)	(980,769,280)	(1,477,697,890)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(38,975,497)	75,658,083	133,033,531

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	866,038,222	(38,183,168)	911,196,948

1 The Fund has changed its fiscal year-end from January 31 to July 31.

Tax-Free Obligations Fund	Year Ended July 31, 2000	Year Ended July 31, 1999
Institutional Shares:
Shares sold	12,549,021,068	15,059,862,985
Shares issued to shareholders in payment of distributions declared	8,484,959	9,142,522
Shares redeemed	(12,554,449,399)	(14,887,054,802)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,056,628	181,950,705

Institutional Service Shares:
Shares sold	3,676,759,659	4,053,112,003
Shares issued to shareholders in payment of distributions declared	4,132,945	3,288,012
Shares redeemed	(3,645,383,139)	(3,941,259,343)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	35,509,465	115,140,672

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	38,566,093	297,091,377

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2000, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee. The Institutional Shares of these funds have no present intention of accruing a shareholder services fee in the year ending July 31, 2001.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2000, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,283,330,000	$2,711,889,000

Prime Cash Obligations Fund	$177,845,000	$231,041,949

Prime Value Obligations Fund	$139,974,000	$155,874,000

Tax-Free Obligations Fund	$5,452,715,000	$4,479,189,160

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Trustees, upon the recommendation of the Audit Committee of the Trustees, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the independent auditors for the Municipal Obligations Fund, the Prime Cash Obligations Fund and the Prime Value Obligations Fund. E&Y's reports on the Funds' financial statements for the fiscal year ended January 31, 1999 and the period ended July 31, 1999 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal year ended January 31, 1999 and the period ended July 31, 1999, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such year and period; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Funds, by action of their Trustees, upon the recommendation of the Audit Committee of the Trustees, engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the financial statements of the Municipal Obligations Fund, the Prime Cash Obligations Fund and the Prime Value Obligations Fund for the fiscal year ended July 31, 2000. During the Funds' fiscal year ended January 31, 1999 and the period ended July 31, 1999, neither the Funds nor anyone on their behalf have consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MONEY MARKET OBLIGATIONS TRUST:

Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund and Tax-Free Obligations Fund (the "Funds"), as of July 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1999, and the financial highlights for each of the periods in the four years then ended were audited by other auditors whose reports, dated September 29, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund and Tax-Free Obligations Fund as of July 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

DEBORAH A. CUNNINGHAM

Vice President

MARY JO OCHSON

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Money Market Obligations Trust

Institutional Shares
Institutional Service Shares

ANNUAL REPORT
TO SHAREHOLDERS

JULY 31, 2000

Federated
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625
Cusip 60934N807 Cusip 60934N617
Cusip 60934N856 Cusip 60934N583
Cusip 60934N849 Cusip 60934N575
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880

25716 (9/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Prime Obligations Fund (the "fund"), a portfolio of Money Market Obligations Trust, which covers the 12-month reporting period from August 1, 1999, through July 31, 2000. The report begins with an investment review of the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

In the fund, your ready cash is at work pursuing daily income along with the additional advantages of daily liquidity and stability of principal.1 At the end of the reporting period, the fund's $10.9 billion portfolio was invested across a wide range of high-quality, short-term money market securities, including commercial paper (35.3%), variable rate instruments (30.3%), certificates of deposit (10.5%), short-term notes (10.0%), time deposits (6.7%), repurchase agreements (3.8%) and loan participation notes (3.0%).

Over the 12-month reporting period, dividends paid to shareholders totaled $0.057 for Institutional Shares and $0.055 for Institutional Service Shares. The 30-day net yields on the last day of the reporting period for Institutional Shares and Institutional Service Shares were 6.46% and 6.21%, respectively.2

Thank you for your confidence in the daily earning power of Prime Obligations Fund. Your questions and comments are always welcome.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
September 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Performance quoted represents past performance and is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Prime Obligations Fund invests in money market instruments which mature in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past year we have seen strong economic growth in the United States. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 175 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month, we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

Thirty-day commercial paper started the reporting period at 5.11% on August 1, 1999, and then increased in anticipation of the federal funds target rate increases. Thirty-day commercial paper rates on July 31, 2000, were 6.55%.

The target average maturity range for the fund remained at 40-50 days throughout the entire time period. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the 12 months ended July 31, 2000, the net assets of the fund increased from $9,401.0 million to $10,873.3 million, while the 7-day net yield increased from 5.01% to 6.48% for Institutional Shares and from 4.76% to 6.23% for Institutional Service Shares.1 The effective average maturity of the fund on July 31, 2000, was 50 days.

1 Performance quoted represents past performance and is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

JULY 31, 2000

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--10.5%
	Banking--10.5%
$12,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$11,997,133
50,000,000	Australia & New Zealand Banking Group, Melbourne, 6.310%, 9/13/2000	49,998,714
50,000,000	Bank One, Illinois, N.A., 5.955%, 11/13/2000	49,989,794
68,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/30/2001	67,990,400
295,000,000	Bayerische Landesbank Girozentrale, 5.930% - 6.870%, 10/2/2000 - 4/3/2001	294,826,799
136,600,000	Commerzbank AG, Frankfurt, 6.510% - 7.400%, 12/13/2000 - 6/29/2001	136,655,512
19,000,000	Deutsche Bank AG, 6.700%, 2/5/2001	18,995,358
50,000,000	Michigan National Bank, Farmington Hills, 6.790%, 4/12/2001	49,993,400
228,000,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.100%, 3/22/2001 - 6/20/2001	227,975,449
185,000,000	UBS AG, 6.020% - 6.950%, 11/13/2000 -- 5/2/2001	184,968,894
46,000,000	Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	45,993,865

	TOTAL CERTIFICATES OF DEPOSIT	1,139,385,318

	COMMERCIAL PAPER--35.3%[1]
	Banking--10.4%
150,000,000	ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam), 6.189%, 12/8/2000	146,673,413
181,336,000	Barton Capital Corp., 6.520% - 6.530%, 8/4/2000 - 8/14/2000	180,995,064
35,000,000	CBA (Delaware) Finance Inc., (Guaranteed by Commonwealth Bank of Australia, Sydney), 6.087%, 8/28/2000	34,840,216
89,600,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 6.030% - 6.630%, 8/3/2000 -- 12/26/2000	88,366,790
17,500,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 6.530%, 8/25/2000	17,423,817
128,361,000	Greenwich Funding Corp., 6.530%, 8/15/2000	128,035,034
80,000,000	Internationale Nederlanden U.S. Funding Corp., (Guaranteed by ING Bank N.V.), 6.370%, 12/29/2000	77,876,667
15,000,000	Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 6.580%, 8/8/2000	15,000,000
86,000,000	Market Street Funding Corp., (PNC Bank, N.A. LOC), 6.520%, 8/21/2000	85,688,489
186,440,000	Park Avenue Receivables Corp., 6.520% - 6.530%, 8/10/2000 -- 8/23/2000	185,990,191
113,095,000	Three Rivers Funding Corp., 6.510%, 8/22/2000	112,665,522
54,000,000	Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000	52,884,000

	TOTAL	1,126,439,203

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Electric Power--0.0%
$7,070,000	Southern Electric Generating Co. (SEGCO), 6.700%, 9/12/2000	$7,014,736

	Finance - Commercial--9.6%
19,600,000	CIT Group, Inc., 6.500%, 10/30/2000	19,281,500
47,000,000	Eureka Securitization Inc., 6.530%, 8/24/2000	46,803,919
563,308,000	Falcon Asset Securitization Corp., 6.510% - 6.520%, 8/14/2000 - 8/28/2000	561,424,577
181,800,000	General Electric Capital Corp., 6.060% - 6.640%, 8/18/2000 -- 1/8/2001	178,967,429
239,183,000	Receivables Capital Corp., 6.520% - 6.530%, 8/7/2000 -- 8/25/2000	238,516,887

	TOTAL	1,044,994,312

	Finance -- Retail--6.9%
404,349,000	Amsterdam Funding Corp., 6.520% - 6.550%, 8/1/2000 -- 8/14/2000	403,701,322
100,000,000	Bishop's Gate Residential Mortgage Trust, 6.540%, 8/7/2000	99,891,000
89,350,000	Edison Asset Securitization LLC, 6.520%, 8/8/2000	89,236,724
112,137,000	PREFCO-Preferred Receivables Funding Co., 6.520%, 8/15/2000	111,852,670
50,000,000	Windmill Funding Corp., 6.520%, 8/3/2000	49,981,889

	TOTAL	754,663,605

	Insurance--8.4%
100,000,000	Aspen Funding Corp., (MBIA INS), 6.530%, 8/18/2000	99,691,639
61,000,000	CXC, Inc., 6.090%, 8/25/2000 -- 8/28/2000	60,726,965
187,763,000	Galaxy Funding, Inc., 6.530% - 6.580%, 8/14/2000 -- 8/24/2000	187,173,051
20,000,000	Marsh USA Inc., 6.240%, 10/10/2000	19,757,333
541,475,000	Sheffield Receivables Corp., 6.520% - 6.530%, 8/4/2000 -- 8/21/2000	540,591,372

	TOTAL	907,940,360

	TOTAL COMMERCIAL PAPER	3,841,052,216

	SHORT-TERM NOTES--10.0%
	Banking--3.7%
89,000,000	Bank One, Illinois, N.A., 6.025% - 6.070%, 10/10/2000 - 11/13/2000	88,987,222
191,400,000	Bank One, N.A., 6.840% - 6.860%, 1/10/2001 - 1/25/2001	191,402,564
117,500,000	Bank of America, N.A., 6.870%, 12/22/2000 - 1/17/2001	117,500,000
4,000,000	Westpac Banking Corp. Ltd., Sydney, 6.220%, 11/30/2000	3,998,975

	TOTAL	401,888,761

	Finance - Automotive--0.6%
19,053,114	Associates Automobile Receivables Trust 2000-1, Class A1, 6.854%, 6/15/2001	19,053,114
48,134,611	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	48,134,611

	TOTAL	67,187,725

Principal Amount		Value
	SHORT-TERM NOTES--continued
	Finance - Commercial--4.7%
$87,400,000	Beta Finance, Inc., 6.000% - 7.180%, 8/14/2000 -- 7/24/2001	$87,400,000
424,000,000	Sigma Finance, Inc., 6.000% - 7.125%, 8/11/2000 -- 7/24/2001	424,000,000

	TOTAL	511,400,000

	Finance - Equipment--0.7%
39,284,870	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	39,286,170
12,606,899	CNH Equipment Trust 2000-A, Class A1, 6.178%, 4/9/2001	12,606,899
626,500	Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%, 10/18/2000	626,500
18,870,481	Copelco Capital Receivables LLC Series 2000-A, Class A-1, 6.507%, 5/14/2001	18,870,481

	TOTAL	71,390,050

	Insurance--0.3%
8,636,173	Americredit Automobile Receivables Trust 2000-A, Class A1, (FSA INS), 6.040%, 2/5/2001	8,636,172
25,000,000	WFS Financial 2000-B Owner Trust, Class A-1, (FSA INS), 6.910%, 5/21/2001	25,000,000

	TOTAL	33,636,172

	TOTAL SHORT-TERM NOTES	1,085,502,708

	LOAN PARTICIPATION--3.0%
	Electrical Equipment--0.3%
29,300,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.810%, 5/17/2001	29,300,000

	Finance - Automotive--1.8%
199,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.570% - 6.645%, 8/1/2000 - 8/17/2000	199,000,000

	Oil & Oil Finance--0.9%
95,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.580% - 6.610%, 8/10/2000 - 8/30/2000	95,000,000

	TOTAL LOAN PARTICIPATION	323,300,000

	VARIABLE RATE INSTRUMENTS--30.3%[2]
	Banking--15.2%
8,740,000	4 C's LLC, Series 1998, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	8,740,000
3,700,000	500 South Front St. LP, Series A, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,700,000
2,905,000	550 West 14th Place, Series 1999-A, (Harris Trust & Savings Bank, Chicago LOC), 6.750%, 8/3/2000	2,905,000
45,000,000	Abbey National Treasury Services, PLC, (Guaranteed by Abbey National Bank PLC, London), 6.606%, 8/15/2000	44,969,459
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$5,110,000	Abbott Foods, Series 1996, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	$5,110,000
13,200,000	Active Living of Glenview, LLC, Series 1998, (Firstar Bank, N.A. LOC), 6.710%, 8/2/2000	13,200,000
3,860,000	Alabama State IDA, Series 1994, Miltope Project, (Regions Bank, Alabama LOC), 6.710%, 8/3/2000	3,860,000
5,210,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet Bank N.A. LOC), 6.690%, 8/3/2000	5,210,000
1,980,000	Alabama State IDA, Standard Furniture Project, Series 1995, (Amsouth Bank N.A., Birmingham, AL LOC), 6.690%, 8/3/2000	1,980,000
7,500,000	Aliceville, AL IDB, Buchanan Hardwood Flooring Co., Series 1999, (Regions Bank, Alabama LOC), 6.810%, 8/3/2000	7,500,000
2,850,000	Allegheny County, PA IDA, Series 1999-B, (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	2,850,000
10,555,000	American Xtal Technology, Inc., Xtal Project, Series 1998, (U.S. Bank, N.A., Minneapolis, MN LOC), 6.640%, 8/3/2000	10,555,000
7,800,000	Arrow N.A., Inc., (Bank of America, N.A. LOC), 6.750%, 8/3/2000	7,800,000
3,500,000	Asset Holdings V, (Bayerische Hypotheken-und Vereinsbank AG LOC), 6.700%, 8/3/2000	3,500,000
12,000,000	Association of American Medical Colleges, (Chase Manhattan Bank N.A., New York), 6.710%, 8/2/2000	12,000,000
3,000,000	Auth Family, LLC, 1998 Issue, (Allfirst LOC), 6.680%, 8/1/2000	3,000,000
3,800,000	Balboa Investment Group V, Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 6.690%, 8/3/2000	3,800,000
4,000,000	Bardstown City, KY, (RJ Tower Project), Series 1995, (Comerica Bank LOC), 6.670%, 8/3/2000	4,000,000
25,000,000	Bayerische Landesbank Girozentrale, 6.579%, 8/2/2000	24,988,593
7,875,000	Bethesda Country Club, Inc., Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	7,875,000
2,000,000	Bethesda Healthcare, Inc., Series 1999, (Firstar Bank, N.A. LOC), 6.700%, 8/3/2000	2,000,000
18,025,000	Beverly Hills Nursing Center, Inc., Medilodge Project, Series 1996, (KeyBank, N.A. LOC), 6.800%, 8/3/2000	18,025,000
1,557,790	Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,557,790
9,670,000	Brentlinger Real Esate Co., (Huntington National Bank, Columbus, OH LOC), 6.840%, 8/3/2000	9,670,000
2,660,000	Broadway Investments, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,660,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$1,280,000	Burlington, WI Community Development Authority, Hi Liter Graphics, Series 1998-B, (Bank One, Wisconsin, N.A. LOC), 6.750%, 8/3/2000	$1,280,000
8,849,000	Capital One Funding Corp., Series 1998-C, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	8,849,000
21,353,000	Capital One Funding Corp., Series 1999-B, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	21,353,000
2,112,000	Capital One Funding Corp., Series 1994-A, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	2,112,000
11,290,000	Capital One Funding Corp., Series 1994-C, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	11,290,000
7,991,000	Capital One Funding Corp., Series 1994-D, (Bank One, Kentucky LOC), 6.700%, 8/3/2000	7,991,000
207,000	Capital One Funding Corp., Series 1995-A, (Bank One, Indiana, N.A. LOC), 6.700%, 8/3/2000	207,000
7,854,000	Capital One Funding Corp., Series 1995-B, (Bank One, Kentucky LOC), 6.700%, 8/3/2000	7,854,000
18,601,000	Capital One Funding Corp., Series 1995-F, (Bank One, N.A. (Ohio) LOC), 6.700%, 8/3/2000	18,601,000
7,863,000	Capital One Funding Corp., Series 1996-H, (Bank One, West Virginia, N.A. LOC), 6.700%, 8/3/2000	7,863,000
795,000	Carpenter, Thomas E., Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	795,000
9,000,000	Carport, Inc., Series 1997, (AmSouth Bank N.A., Birmingham LOC), 6.690%, 8/3/2000	9,000,000
3,950,000	Cattail Creek Country Club, Series 1999, (Allfirst LOC), 6.680%, 8/1/2000	3,950,000
3,500,000	Chemi-Trol Chemical Co., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,500,000
3,600,000	Cleveland Sportsplex Ltd., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,600,000
5,140,000	Clinton County, NY IDA, Bombardier Project, Series 1998-B, (HSBC Bank USA LOC), 6.750%, 8/3/2000	5,140,000
1,007,337	Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,007,337
475,000	Colorado Health Facilities Authority, Development Disabilities Center Project, Series 1998-F1, (Bank One, Colorado LOC), 6.800%, 8/3/2000	475,000
1,035,000	Colorado Health Facilities Authority, Development Disabilities Resource Center, Series 1998-C1, (Bank One, Colorado LOC), 6.700%, 8/3/2000	1,035,000
2,825,000	Colorado Health Facilities Authority, Goodwill Industries of Denver Project, Series 1998-G1, (Bank One, Colorado LOC), 6.750%, 8/3/2000	2,825,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$2,585,000	Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 6.650%, 8/2/2000	$2,585,000
140,300,000	Comerica Bank, 6.630% - 6.670%, 9/25/2000 - 11/9/2000	140,278,590
7,750,000	Commercial Contractors, Inc., Series 1998, (Allfirst LOC), 6.680%, 8/1/2000	7,750,000
7,000,000	Communications Corp. of America, Series 1998, (Wachovia Bank of NC, N.A. LOC), 6.620%, 8/2/2000	7,000,000
7,040,000	Cruiser Properties, LLC, Series 1999, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	7,040,000
5,690,000	Damascus Co. Ltd., Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	5,690,000
11,000,000	David Lipscomb University, Series 1998, (SunTrust Bank, Nashville, TN LOC), 6.650%, 8/2/2000	11,000,000
18,000,000	Decatur, AL IDB, Bailey-PVS Oxides Project, Series 1998, (SunTrust Bank LOC), 6.760%, 8/3/2000	18,000,000
8,210,000	Dewberry IV LP, Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	8,210,000
5,050,000	Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	5,050,000
4,095,000	Double H Plastics, Inc., Series 1998, (First Union National Bank, Charlotte, NC LOC), 6.700%, 8/2/2000	4,095,000
2,915,000	Douglas County, GA Development Authority, Heritage Bag Project, Series 1998 B, (Wachovia Bank of NC, N.A. LOC), 6.710%, 8/3/2000	2,915,000
3,500,000	EPCO Carbondioxide Products, Inc., Series 2000, (Amsouth Bank N.A., Birmingham LOC), 6.710%, 8/3/2000	3,500,000
3,600,000	Eastwinds Investment, Ltd., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,600,000
7,000,000	Elsinore Properties, LP, Series 1998, (Fifth Third Bank, Cincinnati LOC), 6.640%, 8/3/2000	7,000,000
6,000,000	Fannin County IDA, Series 1998 Georgia Crown Distibuting Co., (SunTrust Bank LOC), 6.650%, 8/2/2000	6,000,000
4,690,000	Foothill Development Group, LLC, Series 1998, (U.S. Bank, N.A., Minneapolis, MN LOC), 6.700%, 8/3/2000	4,690,000
4,142,000	Frank Parsons Paper Co., Inc., Series 1999, (Allfirst LOC), 6.670%, 8/4/2000	4,142,000
6,360,000	Franklin County, OH, Edison Welding, Series 1995, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	6,360,000
1,295,000	Frederick County, MD, Thogar, LLC Facility, Series 1998-B, (Allfirst LOC), 6.680%, 8/1/2000	1,295,000
3,400,000	G.M.H. Enterprises, Inc., Series 1995, (National City Bank, Ohio LOC), 6.700%, 8/3/2000	3,400,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$16,300,000	Galasso Materials, LLC and Galasso Holdings, LLC, Series 1998, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	$16,300,000
2,420,000	Gerken Materials, Inc., Series 1995, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,420,000
3,210,000	Gerken Materials, Inc., Series 1997, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,210,000
10,840,000	Grand Aire Express, Inc., Series 1997, (National City Bank, Ohio LOC), 6.700%, 8/3/2000	10,840,000
1,045,000	Great Lakes Brewing Co., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,045,000
2,000,000	Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,000,000
7,350,000	Gwinnett County, GA, Newell Recycling of Atlanta, Series 1998, (Bank One, Texas N.A. LOC), 6.700%, 8/3/2000	7,350,000
9,810,000	Hamilton Farm Bureau Cooperative, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	9,810,000
4,920,000	Hazlet Manor Associates, Series 1998, (Allfirst LOC), 6.680%, 8/1/2000	4,920,000
4,255,000	Historical Preservation Authority of Birmingham, Series 1993, (Amsouth Bank N.A., Birmingham, AL LOC), 6.690%, 8/3/2000	4,255,000
10,200,000	Hunt Club Apartments, Inc., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	10,200,000
170,000	Illinois Development Finance Authority, Series 1996B, Nimlok Co., Project, (Bank One, Illinois, N.A. LOC), 6.850%, 8/3/2000	170,000
4,500,000	J.P. Plymouth Properties, LLC, Series 1999, (Michigan National Bank, Farmington Hills, MI LOC), 6.720%, 8/2/2000	4,500,000
11,490,000	J.W. Harris, Series 1999 & 2000, (Fifth Third Bank, Cincinnati, OH LOC), 6.640%, 8/3/2000	11,490,000
17,295,000	JFK Family Borrowing, LLP, Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	17,295,000
10,480,000	Kendall Health Care Properties, Series 1997, (SunTrust Bank, Miami, FL LOC), 6.700%, 8/2/2000	10,480,000
6,350,000	Kendall Health Care Properties, Series 1998-A, (SunTrust Bank, Miami, FL LOC), 6.700%, 8/2/2000	6,350,000
5,350,000	Kendall Health Care Properties, Series 1998-B, (SunTrust Bank, Miami, FL LOC), 6.700%, 8/2/2000	5,350,000
4,055,000	Kings Creek Country Club, Inc., Series 1997, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	4,055,000
2,325,000	L.H. Kroh, Inc., Series 1998, (First Union National Bank, Charlotte, NC LOC), 6.750%, 8/2/2000	2,325,000
157,000,000	Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.646%, 8/15/2000	157,000,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$34,462,142	Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.630%, 8/15/2000	$34,462,142
5,165,000	Los Angeles, CA, MERLOT, Series 2000-A, (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 6.720%, 8/2/2000	5,165,000
7,370,000	Mack Industries, Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	7,370,000
22,685,000	Maryland Economic Development Corp., Human Genome, Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	22,685,000
3,900,000	McClatchy-Avondale Corp., Series 1999, (Allfirst LOC), 6.680%, 8/1/2000	3,900,000
1,440,000	McClellan Management, Inc., Genoa Health Care Center Project, Series 1999, (Fifth Third Bank of Northwestern OH LOC), 6.710%, 8/3/2000	1,440,000
5,990,000	Medford Convalescent & Nursing Center, Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	5,990,000
2,734,000	Midwest Funding Corp., Series 1991 A Class A-1, (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	2,734,000
2,984,000	Midwest Funding Corp., Series 1991-C, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	2,984,000
2,527,000	Midwest Funding Corp., Series 1992-B, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	2,527,000
1,989,000	Midwest Funding Corp., Series 1992-C, (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	1,989,000
4,650,000	Miller, James & Deborah, Series 1997, (Allfirst LOC), 6.680%, 8/1/2000	4,650,000
9,600,000	Mississippi Business Finance Corp., Choctaw Foods,Inc, (Rabobank Nederland, Utrecht LOC), 6.650%, 8/2/2000	9,600,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank of NC, N.A. LOC), 6.580%, 8/3/2000	10,000,000
17,000,000	Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank of NC, N.A. LOC), 6.620%, 8/2/2000	17,000,000
2,000,000	Mississippi Business Finance Corp., Series 1995 Plantation Pointe, LP Project, (SunTrust Bank, Atlanta LOC), 6.710%, 8/3/2000	2,000,000
13,085,000	North Oaks Partnership, Series 1998, (Lasalle Bank, N.A. LOC), 6.680%, 8/3/2000	13,085,000
1,395,000	Nova University, Inc. Lease Revenue Bonds, Series 1993, Miami Dolphins Training Facility, (SunTrust Bank, South Florida LOC), 6.650%, 8/2/2000	1,395,000
3,280,000	Oakwoods Master Ltd. Partnership, Series 1997, (Amsouth Bank N.A., Birmingham, AL LOC), 6.710%, 8/3/2000	3,280,000
4,889,000	Oceana County Freezer Storage, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	4,889,000
1,150,000	Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 6.850%, 8/3/2000	1,150,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$9,965,000	Ohio Solid Waste Facility, Bailey-PVS Oxides, LLC,Series 1998, (KeyBank, N.A. LOC), 6.760%, 8/3/2000	$9,965,000
5,370,000	Old South Country Club, Inc., Series 1999, (Allfirst LOC), 6.680%, 8/1/2000	5,370,000
11,500,000	One Renaissance Hamilton, Inc., Series 1999, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	11,500,000
1,815,000	Orangeburg Convalescent Care Center, Inc., Series A 1995, (PNC Bank, N.A. LOC), 6.520%, 8/7/2000	1,815,000
1,985,000	P & P Investment Co., Inc., Series 1998, (Fifth Third Bank, Cincinnati, OH LOC), 6.640%, 8/3/2000	1,985,000
2,080,000	PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	2,080,000
1,800,000	Port Authority of Saint Paul, MN, Bix Fruit Co., Series 1998-B, (U.S. Bank, N.A., Minneapolis LOC), 6.870%, 8/3/2000	1,800,000
3,150,000	Port Authority of Saint Paul, MN, National Checking Co. Project, Series 1998-B, (U.S. Bank, N.A., Minneapolis, MN LOC), 6.770%, 8/3/2000	3,150,000
7,600,000	Primex Funding Corp., Series 1997-A, (Bank One, Indiana, N.A. LOC), 6.700%, 8/3/2000	7,600,000
1,905,000	R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	1,905,000
15,124,016	Rabobank Optional Redemption Trust, Series 1997-101, (Guaranteed by Rabobank Nederland), 6.734%, 10/17/2000	15,124,016
6,580,000	Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	6,580,000
2,710,000	Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,710,000
8,800,000	Rollins College, Series 1998, (SunTrust Bank LOC), 6.650%, 8/2/2000	8,800,000
11,350,000	Rooker, J.W., (Wachovia Bank of NC, N.A. LOC), 6.620%, 8/2/2000	11,350,000
50,000,000	SMM Trust, Class A-1, Series 2000-E, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.649%, 8/14/2000	50,000,000
33,500,000	SMM Trust, Series 2000-B, Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.650%, 8/14/2000	33,500,000
2,600,000	San Jose, CA Multifamily Housing Revenue Bonds, Carlton Plaza of San Jose, Series1998 A-T, (Commerzbank AG, Frankfurt LOC), 6.750%, 8/3/2000	2,600,000
3,236,000	Sawmill Creek Lodge Co., Series 1996, (Fifth Third Bank of Northwestern OH LOC), 6.640%, 8/3/2000	3,236,000
3,360,000	Scranton Times LP, Series 1997, (PNC Bank, N.A. LOC), 5.520%, 8/7/2000	3,360,000
780,000	Solon, OH, Custom Graphics, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	780,000
1,730,000	Souser Family LP, Series 1998, (Dauphin Deposit Bank and Trust LOC), 6.650%, 8/2/2000	1,730,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$6,450,000	Special Care Facilities, Daphne AL, Presbyterian Retirement Corp., Series 1998 B, 6.650%, 8/3/2000	$6,450,000
2,710,000	Spitzer Group, Series 1996-A, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	2,710,000
1,827,000	Spitzer Group, Series 1996-B, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	1,827,000
14,000,000	Spitzer Group, Series 1998-A, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	14,000,000
8,728,000	Spitzer Group, Series 1998-B, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	8,728,000
6,150,000	Springfield Ltd. Series A, (UBS AG LOC), 6.700%, 8/3/2000	6,150,000
2,680,000	Stratford Properties, LP, Series 1998, (Allfirst LOC), 6.680%, 8/1/2000	2,680,000
4,320,000	TNT Co., Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.800%, 8/3/2000	4,320,000
46,100,000	Terry Griffin Gate Partners, Ltd., Series 1995, (Bank One, Kentucky LOC), 6.700%, 8/2/2000	46,100,000
5,565,000	VLF, LLC, The Village of Lovejoy,Fountain Project, (KeyBank, N.A. LOC), 6.880%, 8/3/2000	5,565,000
5,015,000	Van Dyne Crotty Co., Series 1996, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	5,015,000
8,580,000	Van Dyne Crotty Co., Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	8,580,000
2,135,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,135,000
3,060,000	Van Wyk Enterprises, Inc., Series 1998-A, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,060,000
2,115,000	Van Wyk Enterprises, Inc., Series 1998-B, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,115,000
415,000	Van Wyk Enterprises, Inc., Series 1998-C, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	415,000
3,490,000	Van Wyk Enterprises, Inc., Series 1998-D, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	3,490,000
630,000	Van Wyk Enterprises, Inc., Series 1998-E, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	630,000
795,000	Van Wyk Enterprises, Inc., Series 1998-F, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	795,000
975,000	Van Wyk, Bruce M., Series 1998, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	975,000
2,147,000	Vista Funding Corp., (Bank One, Ohio, N.A. LOC), 6.750%, 8/3/2000	2,147,000
2,318,000	Vista Funding Corp., Series 1994-A, (Fifth Third Bank of Northwestern OH LOC), 6.750%, 8/3/2000	2,318,000
1,182,000	Vista Funding Corp., Series 1995-B, (Fifth Third Bank of Northwestern OH LOC), 6.750%, 8/3/2000	1,182,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$8,793,000	Vista Funding Corp., Series 1995-D, (Fifth Third Bank of Northwestern OH LOC), 6.700%, 8/3/2000	$8,793,000
3,808,000	Vista Funding Corp., Series 1995-E, (Bank One, Ohio, N.A. LOC), 6.700%, 8/3/2000	3,808,000
6,896,000	Vista Funding Corp., Series 1998-B, (Fifth Third Bank of Northwestern OH LOC), 6.700%, 8/3/2000	6,896,000
3,990,000	Vulcan, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 6.690%, 8/3/2000	3,990,000
956,431	Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	956,431
199,900,000	Westdeutsche Landesbank Girozentrale, 6.546%, 8/17/2000	199,825,785
5,990,000	Westminster Village Terre Haute, Inc., (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	5,990,000
2,715,000	Wexner Heritage House, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,715,000
13,025,000	Whetstone Care Center, LLC, Series 1998, (Fifth Third Bank, Cincinnati, OH LOC), 6.850%, 8/3/2000	13,025,000
2,100,000	White Bear Lake, MN, Series 1993, (Wells Fargo Bank Minnesota, N.A. LOC), 6.960%, 8/3/2000	2,100,000
9,800,000	Willacoochee, City of, Development Authority, Longboard, Inc. Project, Series 1997, (Wachovia Bank of NC, N.A. LOC), 6.620%, 8/2/2000	9,800,000
15,955,000	William Hill Manor, Inc., Series 1998, (Allfirst LOC), 6.680%, 8/1/2000	15,955,000
8,385,000	Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	8,385,000
8,730,000	Wilsbach Distributors, Inc., Series 1999, (Allfirst LOC), 6.650%, 8/2/2000	8,730,000
2,095,000	YMCA of Central, OH, (Huntington National Bank, Columbus, OH LOC), 6.750%, 8/3/2000	2,095,000

	TOTAL	1,650,835,143

	Brokerage--4.0%
215,000,000	Merrill Lynch & Co., Inc., 6.590%, 8/10/2000	214,973,308
218,400,000	Morgan Stanley, Dean Witter & Co., 6.610%, 8/1/2000	218,400,000

	TOTAL	433,373,308

	Electrical Equipment--0.6%
3,655,000	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 6.590%, 8/3/2000	3,655,000
65,786,454	Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 6.620%, 8/7/2000	65,786,454

	TOTAL	69,441,454

Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Finance - Automotive--1.5%
$20,000,000	General Motors Acceptance Corp., 6.818%, 8/29/2000	$19,999,339
150,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.674% - 6.723%, 10/2/2000	148,278,717

	TOTAL	168,278,056

	Finance -- Commercial--0.7%
74,500,000	Sigma Finance, Inc., 6.626% - 6.888%, 8/8/2000 -- 10/27/2000	74,500,000

	Finance - Equipment--0.5%
33,291,800	CIT Equipment Collateral 2000-1, Class A2A, 6.620%, 8/20/2000	33,291,800
15,000,000	Copelco Capital Receivables LLC Series 2000-A, Class A2A, 6.628%, 8/18/2000	15,000,000

	TOTAL	48,291,800

	Government Agency--0.0%
3,750,000	Grand Pointe II Ltd. Partnership, Series 1999, Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 6.750%, 8/3/2000	3,750,000

	Insurance--7.8%
10,000,000	Albuquerque, NM, Series 2000 A, (MBIA INS), 6.590%, 8/2/2000	10,000,000
84,000,000	Allstate Life Insurance Co., 6.785% - 6.800%, 8/1/2000	84,000,000
40,000,000	Anchor National Life Insurance Co., 6.869%, 9/30/2000	40,000,000
85,500,000	First Allmerica Financial Life Insurance Co., 6.648% - 6.814%, 8/3/2000 - 0/16/2000	85,500,000
40,000,000	GE Life and Annuity Assurance Co., 6.940%, 9/1/2000	40,000,000
158,600,000	Jackson National Life Insurance Co., 6.720% - 6.890%, 8/1/2000 -- 8/22/2000	158,600,000
60,345,411	Liquid Asset Backed Securities Trust, Series 1997-3, Senior Notes, (AMBAC INS), 6.218%, 9/28/2000	60,345,411
117,000,000	Monumental Life Insurance Co., 6.760% - 6.966%, 8/1/2000 - 8/31/2000	117,000,000
75,000,000	Principal Life Insurance Co., 6.990%, 9/1/2000	75,000,000
49,000,000	Protective Life Insurance Co., 6.541%, 8/1/2000	49,000,000
15,000,000	Security Life of Denver Insurance Co., 6.773%, 10/28/2000	15,000,000
70,000,000	Transamerica Occidental Life Insurance Co., 6.919%, 10/7/2000	70,000,000
44,000,000	Travelers Insurance Company, 6.869%, 8/1/2000	44,000,000

	TOTAL	848,445,411

	TOTAL VARIABLE RATE INSTRUMENTS	3,296,915,172

Principal Amount		Value
	TIME DEPOSITS--6.7%
$150,000,000	Bayerische Hypotheken-und Vereinsbank AG, 6.656%, 8/1/2000	$150,000,000
150,000,000	Chase Manhattan Bank (USA) N.A., Wilmington, 6.688%, 8/1/2000	150,000,000
100,000,000	Deutsche Bank AG, 6.688%, 8/1/2000	100,000,000
73,000,000	Mellon Bank N.A., Pittsburgh, 6.688%, 8/1/2000	73,000,000
200,000,000	Societe Generale, Paris, 6.688%, 8/1/2000	200,000,000
55,000,000	Westdeutsche Landesbank Girozentrale, 6.688%, 8/1/2000	55,000,000

	TOTAL TIME DEPOSITS	728,000,000

	REPURCHASE AGREEMENTS--3.8%[3]
63,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	63,000,000
78,890,000	Deutsche Bank Financial, Inc., 6.630%, dated 7/31/2000, due 8/1/2000	78,890,000
119,170,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	119,170,000
108,000,000	Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	108,000,000
50,000,000	Warburg Dillon Read LLC, 6.520%, dated 7/31/2000, due 8/1/2000	50,000,000

	TOTAL REPURCHASE AGREEMENTS	419,060,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$10,833,215,414

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($10,873,295,345) at July 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$10,833,215,414
Cash		26,055
Income receivable		75,586,219
Receivable for shares sold		1,614,472

TOTAL ASSETS		10,910,442,160

Liabilities:
Payable for shares redeemed	$730,948
Income distribution payable	35,266,599
Accrued expenses	1,149,268

TOTAL LIABILITIES		37,146,815

Net assets for 10,873,295,345 shares outstanding		$10,873,295,345

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,630,923,694 ÷ 6,630,923,694 shares outstanding		$1.00

Institutional Service Shares:
$4,242,371,651 ÷ 4,242,371,651 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest			$622,294,900

Expenses:
Investment adviser fee		$20,887,196
Administrative personnel and services fee		7,867,407
Custodian fees		600,040
Transfer and dividend disbursing agent fees and expenses		240,859
Directors'/Trustees' fees		67,848
Auditing fees		14,714
Legal fees		66,355
Portfolio accounting fees		718,351
Shareholder services fee--Institutional Shares		15,770,486
Shareholder services fee--Institutional Service Shares		10,269,236
Share registration costs		42,311
Printing and postage		52,348
Insurance premiums		602,068
Miscellaneous		54,024

TOTAL EXPENSES		57,253,243

Waivers:
Waiver of investment adviser fee	$(9,866,809)
Waiver of shareholder services fee--Institutional Shares	(15,770,486)

TOTAL WAIVERS		(25,637,295)

Net expenses			31,615,948

Net investment income			$590,678,952

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$590,678,952	$445,961,130

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(364,888,490)	(266,999,113)
Institutional Service Shares	(225,790,462)	(178,962,017)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(590,678,952)	(445,961,130)

Share Transactions:
Proceeds from sale of shares	123,070,717,609	123,404,105,177
Net asset value of shares issued to shareholders in payment of distributions declared	198,873,331	125,920,596
Cost of shares redeemed	(121,797,253,049)	(121,577,629,746)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,472,337,891	1,952,396,027

Change in net assets	1,472,337,891	1,952,396,027

Net Assets:
Beginning of period	9,400,957,454	7,448,561,427

End of period	$10,873,295,345	$9,400,957,454

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended July 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.06	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	5.88%	5.14%	5.64%	5.45%	5.58%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	5.76%	4.99%	5.51%	5.35%	5.43%

Expense waiver/reimbursement[3]	0.35%	0.35%	0.35%	0.36%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,630,924	$5,185,448	$3,980,339	$3,588,082	$3,032,602

1 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended July 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	5.62%	4.88%	5.37%	5.19%	5.32%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.50%	4.77%	5.24%	5.11%	5.13%

Expense waiver/reimbursement[3]	0.10%	0.10%	0.10%	0.11%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,242,371	$4,215,510	$3,468,222	$2,236,997	$1,297,019

1 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2000, capital paid-in aggregated $10,873,295,345.

Transactions in shares were as follows:

Year Ended July 31	2000	1999
Institutional Shares:
Shares sold	90,434,281,491	95,897,980,619
Shares issued to shareholders in payment of distributions declared	132,692,451	77,869,797
Shares redeemed	(89,121,497,969)	(94,770,741,882)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,445,475,973	1,205,108,534

Year Ended July 31	2000	1999
Institutional Service Shares:
Shares sold	32,636,436,118	27,506,124,558
Shares issued to shareholders in payment of distributions declared	66,180,880	48,050,799
Shares redeemed	(32,675,755,080)	(26,806,887,864)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	26,861,918	747,287,493

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,472,337,891	1,952,396,027

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF PRIME OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Prime Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust, as of July 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended July 31, 1999, and the financial highlights for each of the periods in the four years then ended were audited by other auditors, whose report, dated September 29, 1999, expressed an unqualified opinion on these statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Obligations Fund as of July 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Prime Obligations Fund

ANNUAL REPORT
TO SHAREHOLDERS

JULY 31, 2000

Federated
Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708

G00645-06 (9/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Treasury Obligations Fund (the "fund"), a portfolio of Money Market Obligations Trust, which covers the 12-month reporting period from August 1, 1999 through July 31, 2000. The report begins with an investment review on the short-term treasury market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

In the fund your ready cash is at work pursuing daily income--along with the additional advantages of daily liquidity and stability of principal1-- by investing exclusively in short-term U.S treasury obligations and in repurchase agreements collateralized by these obligations. At the end of the reporting period, the fund's net assets totaled $10.1 billion.

Over the 12-month reporting period, the fund paid dividends totaling $0.054 per share to shareholders of Institutional Shares, $0.052 per share to shareholders of Institutional Service Shares and $0.053 per share to shareholders of Institutional Capital Shares. The 30-day net yields on the last day of the reporting period for Institutional Shares, Institutional Service Shares and Institutional Capital Shares were 6.24%, 5.99% and 6.14%, respectively.2

Thank you for your confidence in the daily earning power of Treasury Obligations Fund. Your questions and comments are always welcome.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
September 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Performance quoted represents past performance and is no guarantee of future results. Yields will vary. Yields quoted from money market funds most closely reflect the fund's current earnings.

Investment Review

Treasury Obligations Fund, which is rated AAAm1 by Standard & Poor's and Aaa1 by Moody's, is invested in direct obligations of the U.S. treasury either in the form of notes and bills or as collateral for repurchase agreements.

The Federal Reserve Board (the "Fed") tightened monetary policy five times over the course of the fiscal year ended July 31, 2000, raising the federal funds target rate from 5% to its current 6.5% level. Combined with the initial 25 basis point tightening step taken at the end of June 1999, by November 1999, the Fed had reversed the liquidity that it had needed to infuse into the market during the global economic crisis in late 1998. After taking a break to minimize disruptions around the time of the century date change, the Fed resumed its tightening path in early 2000 as economic growth continued to be robust. After voting to restrict monetary policy further at three consecutive Federal Open Market Committee (FOMC) meetings in February, March, and May, the Fed left interest rates unchanged at its meeting in late June as signs that economic growth might be slowing had begun to surface.

Gross Domestic Product (GDP) grew at 5.7% and 8.3% in the third and fourth quarters of last year, and 4.8% and 5.3% in the first two quarters of 2000. This phenomenal growth was driven by formidable consumer demand. Although remarkable gains in productivity have raised expectations of a non-inflationary potential rate of growth to close to 4%, this stronger pace of actual economic activity made the Fed and the markets uncomfortable. Retail sales grew over 8% over the reporting period, and non-farm payrolls added an average of about 220,000 jobs per month over the same time frame. Driven higher by rising energy costs, the Producer Price Index and Consumer Price Index increased by 4.1% and 3.5% over the reporting period. Inflation remained relatively well-behaved on a core basis, however, as these measures rose by a more benign 1.5% and 2.4%, respectively.

Short-term interest rates reflected--and largely anticipated--the actions from the Fed over the reporting period. The yield on the three-month treasury bill, for instance, began the reporting period at 4.8% and ended close to 140 basis points higher by the end of July at 6.2%. Although these movements reflected economic fundamentals, the bill sector also remained heavily influenced by technical factors. In particular, changing supply as a result of the bountiful projected surpluses in the federal budget and investor interest in this sector as a refuge from the equity markets played major roles in yield movements as well, keeping this area of the curve well-bid.

We maintained a 40- to 50-day average maturity target range for the fund through the end of 1999, then moved to a 35- to 45-day target range in January, as expectations of additional Fed tightenings grew. We continued to pursue a barbelled structure for the fund, combining a significant position in repurchase agreements--primarily on an overnight basis--with purchases of treasury securities in the 6 to 13 month area. As has been the case for some time, due to the technical influences in the treasury bill market that have kept this sector of the curve quite expensive, we concentrated our direct purchases of treasury securities in treasury notes that met our maturity guidelines.

Going forward, our expectations are for the Fed to hold monetary policy steady--while keeping an eye out for inflationary pressure--until the effect on the economy of the actions taken to date are more fully understood.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be an investment quality similar to Aaa-rated fixed obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

Portfolio of Investments

JULY 31, 2000

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--13.4%
		U.S. Treasury Bills--0.5%[1]
$52,500,000		5.210%, 11/9/2000	$51,740,208

		U.S. Treasury Notes--12.9%[1]
1,320,250,000		4.000% - 6.500%, 8/15/2000 -- 5/31/2001	1,311,003,225

		TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	1,362,743,433

		REPURCHASE AGREEMENTS--86.7%[2]
490,000,000		ABN AMRO, Chicago Corp., 6.560%, dated 7/31/2000, due 8/1/2000	490,000,000
60,000,000		Banc One Capital Markets, 6.550%, dated 7/31/2000, due 8/1/2000	60,000,000
40,000,000		Bank of New York, 6.550%, dated 7/31/2000, due 8/1/2000	40,000,000
507,700,000		Barclays de Zoete Wedd Securities, Inc., 6.570%, dated 7/31/2000, due 8/1/2000	507,700,000
315,000,000		Bear, Stearns and Co., 6.580%, dated 7/31/2000, due 8/1/2000	315,000,000
375,000,000		CIBC Wood Gundy Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	375,000,000
359,000,000	[3]	Credit Suisse First Boston, Inc., 6.400%, dated 6/29/2000, due 9/5/2000	359,000,000
541,000,000		Deutsche Bank Government Securities, 6.560%, dated 7/31/2000, due 8/1/2000	541,000,000
515,000,000		Donaldson, Lufkin and Jenrette Securities Corp., 6.550%, dated 7/31/2000, due 8/1/2000	515,000,000
200,000,000		First Union Capital Markets, 6.550%, dated 7/31/2000, due 8/1/2000	200,000,000
155,000,000		Greenwich Capital Markets, Inc., 6.570%, dated 7/31/2000, due 8/1/2000	155,000,000
334,000,000	[3]	J.P. Morgan & Co., Inc., 6.370%, dated 7/13/2000, due 8/11/2000	334,000,000
455,000,000		Paribas Corp., 6.570%, dated 7/31/2000, due 8/1/2000	455,000,000
515,000,000		Salomon Brothers, Inc., 6.570%, dated 7/31/2000, due 8/1/2000	515,000,000
330,000,000		Scotia McLeod (USA), Inc., 6.550%, dated 7/31/2000, due 8/1/2000	330,000,000
647,000,000		SG Cowen Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	647,000,000
665,000,000		Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	665,000,000
315,000,000		State Street Bank and Trust Co., 6.550%, dated 7/31/2000, due 8/1/2000	315,000,000
315,000,000		Toronto Dominion Holdings (USA), Inc., 6.550%, dated 7/31/2000, due 8/1/2000	315,000,000
357,000,000	[3]	Warburg Dillon Reed LLC, 6.380%, dated 7/18/2000, due 8/17/2000	357,000,000
352,000,000	[3]	Warburg Dillon Reed LLC, 6.450%, dated 6/9/2000, due 9/11/2000	352,000,000
263,000,000	[3]	Warburg Dillon Reed LLC, 6.450%, dated 7/27/2000, due 8/23/2000	263,000,000
75,000,000		Warburg Dillon Reed LLC, 6.470%, dated 7/31/2000, due 8/1/2000	75,000,000
250,000,000		Warburg Dillon Reed LLC, 6.480%, dated 7/31/2000, due 8/1/2000	250,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$139,479,000		Warburg Dillon Reed LLC, 6.570%, dated 7/31/2000, due 8/1/2000	$139,479,000
215,000,000		Westdeutsche Landesbank Girozentrale, 6.570%, dated 7/31/2000, due 8/1/2000	215,000,000

		TOTAL REPURCHASE AGREEMENTS	8,785,179,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$10,147,922,433

1 The issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. treasury government obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($10,134,966,893) at July 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$8,785,179,000
Investments in securities	1,362,743,433

Total investments in securities, at amortized cost and value		$10,147,922,433
Income receivable		23,593,983
Receivable for shares sold		3,747,026

TOTAL ASSETS		10,175,263,442

Liabilities:
Payable for shares redeemed	93,724
Income distribution payable	38,991,073
Accrued expenses	1,211,752

TOTAL LIABILITIES		40,296,549

Net assets for 10,134,966,893 shares outstanding		$10,134,966,893

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,400,131,977 ÷ 5,400,131,977 shares outstanding		$1.00

Institutional Service Shares:
$4,400,815,935 ÷ 4,400,815,935 shares outstanding		$1.00

Institutional Capital Shares:
$334,018,981 ÷ 334,018,981 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest			$604,370,060

Expenses:
Investment adviser fee		$21,482,621
Administrative personnel and services fee		8,092,019
Custodian fees		575,530
Transfer and dividend disbursing agent fees and expenses		183,412
Directors'/Trustees' fees		78,164
Auditing fees		15,024
Legal fees		27,430
Portfolio accounting fees		729,678
Shareholder services fee--Institutional Shares		14,533,527
Shareholder services fee--Institutional Service Shares		11,385,120
Shareholder services fee--Institutional Capital Shares		934,629
Share registration costs		44,934
Printing and postage		26,083
Insurance premiums		19,364
Miscellaneous		58,833

TOTAL EXPENSES		58,186,368

Waivers:
Waiver of investment adviser fee	$(9,372,587)
Waiver of shareholder services fee--Institutional Shares	(14,533,527)
Waiver of shareholder services fee--Institutional Capital Shares	(560,778)

TOTAL WAIVERS		(24,466,892)

Net expenses			33,719,476

Net investment income			$570,650,584

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$570,650,584	$528,606,628

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(315,812,495)	(276,806,316)
Institutional Service Shares	(235,203,016)	(235,867,234)
Institutional Capital Shares	(19,635,073)	(15,933,078)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(570,650,584)	(528,606,628)

Share Transactions:
Proceeds from sale of shares	62,433,586,372	68,176,770,225
Net asset value of shares issued to shareholders in payment of distributions declared	145,648,369	126,585,254
Cost of shares redeemed	(63,418,490,566)	(67,696,134,650)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(839,255,825)	607,220,829

Change in net assets	(839,255,825)	607,220,829

Net Assets:
Beginning of period	10,974,222,718	10,367,001,889

End of period	$10,134,966,893	$10,974,222,718

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended July 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	5.58%	4.91%	5.54%	5.36%	5.53%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	5.43%	4.79%	5.40%	5.24%	5.37%

Expense waiver/reimbursement[3]	0.34%	0.34%	0.35%	0.35%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,400,132	$5,477,028	$5,289,871	$4,814,583	$4,649,870

1 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended July 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	5.32%	4.65%	5.28%	5.10%	5.26%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.16%	4.54%	5.15%	5.03%	5.12%

Expense waiver/reimbursement[3]	0.09%	0.09%	0.10%	0.10%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,400,816	$5,034,388	$5,045,428	$3,054,110	$1,516,839

1 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Capital Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended July 31	2000 [1]	1999	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.02
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	5.47%	4.81%	5.43%	1.58%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%	0.30%[4]

Net investment income	5.25%	4.61%	5.30%	5.42%[4]

Expense waiver/reimbursement[5]	0.24%	0.24%	0.25%	0.25%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$334,019	$462,807	$31,703	$42,505

1 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2000, capital paid-in aggregated $10,134,966,893.

Transactions in shares were as follows:

Year Ended July 31	2000	1999
Institutional Shares:
Shares sold	31,151,429,016	33,252,567,453
Shares issued to shareholders in payment of distributions declared	76,576,895	52,447,463
Shares redeemed	(31,304,901,682)	(33,117,858,112)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(76,895,771)	187,156,804

Year Ended July 31	2000	1999
Institutional Service Shares:
Shares sold	28,766,507,789	32,219,870,036
Shares issued to shareholders in payment of distributions declared	66,129,406	71,770,419
Shares redeemed	(29,466,208,868)	(32,302,680,974)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	(633,571,673)	(11,040,519)

Year Ended July 31	2000	1999
Institutional Capital Shares:
Shares sold	2,515,649,567	2,704,332,736
Shares issued to shareholders in payment of distributions declared	2,942,068	2,367,372
Shares redeemed	(2,647,380,016)	(2,275,595,564)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	(128,788,381)	431,104,544

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(839,255,825)	607,220,829

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF TREASURY OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Treasury Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust as of July 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended July 31, 1999, and the financial highlights for each of the periods in the four years then ended were audited by other auditors, whose report dated September 29, 1999, expressed unqualified opinion on these statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Obligations Fund as of July 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Treasury Obligations Fund

ANNUAL REPORT
TO SHAREHOLDERS

JULY 31, 2000

Federated
Treasury Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823

G00645-07 (9/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.